EQUITABLE AMERICA VARIABLE ACCOUNT 70A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account 70A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account 70A indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account 70A as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(6)	EQ/INVESCO MODERATE GROWTH ALLOCATION(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/JANUS ENTERPRISE(1)
1290 VT EQUITY INCOME(1)	EQ/JPMORGAN GROWTH ALLOCATION(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/JPMORGAN GROWTH STOCK(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT HIGH YIELD BOND(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT MICROCAP(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT MODERATE GROWTH ALLOCATION(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(2)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT NATURAL RESOURCES(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT REAL ESTATE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT SMALL CAP VALUE(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(2)	EQ/MFS TECHNOLOGY(1)
AB VPS DISCOVERY VALUE PORTFOLIO(6)	EQ/MFS UTILITIES SERIES(1)
AB VPS RELATIVE VALUE PORTFOLIO(2)	EQ/MID CAP INDEX(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(2)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AMERICAN CENTURY VP INFLATION PROTECTION FUND(2)	EQ/MODERATE ALLOCATION(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(2)	EQ/MODERATE GROWTH STRATEGY(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(2)	EQ/MODERATE-PLUS ALLOCATION(2)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/MONEY MARKET(1)
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND(2)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND(2)	EQ/PIMCO REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/PIMCO TOTAL RETURN ESG(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)	EQ/PIMCO ULTRA SHORT BOND(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/SMALL COMPANY INDEX(1)
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)	EQ/T ROWE PRICE HEALTH SCIENCES(1)
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(1)	EQ/VALUE EQUITY(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/WELLINGTON ENERGY(1)
DELAWARE IVY VIP HIGH INCOME(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
DELAWARE VIP EMERGING MARKETS SERIES(2)	EQUITABLE GROWTH MF/ETF(2)
EATON VANCE VT FLOATING-RATE INCOME FUND(1)	EQUITABLE MODERATE GROWTH MF/ETF(2)
EQ/500 MANAGED VOLATILITY(6)	FEDERATED HERMES HIGH INCOME BOND FUND II(2)
EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)	FEDERATED HERMES KAUFMANN FUND II(2)
EQ/AB DYNAMIC GROWTH(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/AB DYNAMIC MODERATE GROWTH(1)	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(2)	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO(1)
EQ/AB SMALL CAP GROWTH(1)	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(1)

FSA-2

EQ/AB SUSTAINABLE U.S. THEMATIC(6)	FRANKLIN ALLOCATION VIP FUND(1)
EQ/AGGRESSIVE ALLOCATION(2)	FRANKLIN INCOME VIP FUND(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	HARTFORD DISCIPLINED EQUITY HLS FUND(5)
EQ/ALL ASSET GROWTH ALLOCATION(1)	INVESCO V.I. BALANCED-RISK ALLOCATION FUND(6)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(1)	INVESCO V.I. EQUITY AND INCOME FUND(1)
EQ/BALANCED STRATEGY(1)	INVESCO V.I. HEALTH CARE FUND(2)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/COMMON STOCK INDEX(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/CONSERVATIVE ALLOCATION(2)	JANUS HENDERSON BALANCED PORTFOLIO(2)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(2)
EQ/CONSERVATIVE STRATEGY(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/CORE BOND INDEX(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/CORE PLUS BOND(3)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	MFS® VALUE SERIES(2)
EQ/EQUITY 500 INDEX(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/FRANKLIN MODERATE ALLOCATION(1)	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/GOLDMAN SACHS GROWTH ALLOCATION(1)	PIMCO EMERGING MARKETS BOND PORTFOLIO(6)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(2)
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(6)
EQ/GROWTH STRATEGY(1)	PIMCO INCOME PORTFOLIO(1)
EQ/INTERMEDIATE CORPORATE BOND(4)	PRINCIPAL BLUE CHIP ACCOUNT(6)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PRINCIPAL EQUITY INCOME ACCOUNT(6)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	PROFUND VP BIOTECHNOLOGY(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	PUTNAM VT GLOBAL ASSET ALLOCATION FUND(6)
EQ/INVESCO COMSTOCK(1)	PUTNAM VT RESEARCH FUND(2)
EQ/INVESCO GLOBAL(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(2)
EQ/INVESCO GLOBAL REAL ASSETS(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/INVESCO MODERATE ALLOCATION(1)	TEMPLETON GLOBAL BOND VIP FUND(1)

(1)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period November 14, 2022 (commencement of operations) through December 31, 2022

(3)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period November 11, 2022 (commencement of operations) through December 31, 2022

(4)   Statement of operations and statement of changes in net assets for the period November 13, 2023 (commencement of operations) through December 31, 2023

(5)   Statement of operations and statement of changes in net assets for the period May 22, 2023 (commencement of operations) through December 31, 2023

(6)   Statement of operations and statement of changes in net assets for the year ended December 31, 2023

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account 70A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account 70A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

FSA-3

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account 70A since 2021.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$311,881	$1,002,302	$1,288,772	$728,295	$7,681,305	$1,951,318
Receivable for shares of the Portfolios sold	9	—	—	22	—	—
Receivable for policy-related transactions	1	2,867	29,877	1	159,182	59,814

Total assets	311,891	1,005,169	1,318,649	728,318	7,840,487	2,011,132

Liabilities:
Payable for shares of the Portfolios purchased	—	2,860	29,864	—	159,182	59,748

Total liabilities	—	2,860	29,864	—	159,182	59,748

Net Assets	$311,891	$1,002,309	$1,288,785	$728,318	$7,681,305	$1,951,384

Net Assets:
Accumulation unit values	$311,891	$1,002,309	$1,288,785	$728,318	$7,681,282	$1,951,384
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	—	—	23	—

Total Net Assets	$311,891	$1,002,309	$1,288,785	$728,318	$7,681,305	$1,951,384

Investments in shares of the Portfolios, at cost	$296,962	$1,015,355	$1,300,181	$724,084	$7,513,547	$1,968,095

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$549,433	$56,603,282	$109,823	$1,300,707	$921,597	$1,987,824
Receivable for shares of the Portfolios sold	19	—	3	—	29	—
Receivable for policy-related transactions	10	71,964	—	7,206	3	7,871

Total assets	549,462	56,675,246	109,826	1,307,913	921,629	1,995,695

Liabilities:
Payable for shares of the Portfolios purchased	—	71,711	—	7,206	—	7,795

Total liabilities	—	71,711	—	7,206	—	7,795

Net Assets	$549,462	$56,603,535	$109,826	$1,300,707	$921,629	$1,987,900

Net Assets:
Accumulation unit values	$549,462	$56,603,535	$109,826	$1,300,580	$921,629	$1,987,900
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	—	127	—	—

Total Net Assets	$549,462	$56,603,535	$109,826	$1,300,707	$921,629	$1,987,900

Investments in shares of the Portfolios, at cost	$620,054	$53,568,252	$110,292	$1,297,936	$931,108	$2,048,954

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN CENTURY VP INFLATION PROTECTION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,225,394	$632,530	$292,271	$331,231	$360,077	$591,404
Receivable for shares of the Portfolios sold	—	19	9	9	10	17
Receivable for policy-related transactions	423	—	—	—	—	—

Total assets	1,225,817	632,549	292,280	331,240	360,087	591,421

Liabilities:
Payable for shares of the Portfolios purchased	380	—	—	—	—	—
Payable for policy-related transactions	—	1	1	—	—	—

Total liabilities	380	1	1	—	—	—

Net Assets	$1,225,437	$632,548	$292,279	$331,240	$360,087	$591,421

Net Assets:
Accumulation unit values	$1,225,437	$632,548	$292,279	$331,240	$360,087	$591,421

Total Net Assets	$1,225,437	$632,548	$292,279	$331,240	$360,087	$591,421

Investments in shares of the Portfolios, at cost	$1,129,911	$583,393	$279,121	$336,180	$335,010	$590,900

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®
Assets:
Investments in shares of the Portfolios, at fair value	$4,520,482	$1,418,895	$498,562	$2,025,811	$865,830	$2,261,314
Receivable for shares of the Portfolios sold	117	—	302	—	—	—
Receivable for policy-related transactions	—	3,423	—	21,145	2,164	35,077

Total assets	4,520,599	1,422,318	498,864	2,046,956	867,994	2,296,391

Liabilities:
Payable for shares of the Portfolios purchased	—	3,381	—	21,088	2,140	35,038
Payable for policy-related transactions	1	—	286	—	—	—

Total liabilities	1	3,381	286	21,088	2,140	35,038

Net Assets	$4,520,598	$1,418,937	$498,578	$2,025,868	$865,854	$2,261,353

Net Assets:
Accumulation unit values	$4,520,598	$1,418,937	$498,578	$2,025,868	$865,854	$2,261,353

Total Net Assets	$4,520,598	$1,418,937	$498,578	$2,025,868	$865,854	$2,261,353

Investments in shares of the Portfolios, at cost	$4,287,083	$1,343,590	$512,353	$1,857,836	$825,123	$2,134,557

The accompanying notes are an integral part of these financial statements.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME
Assets:
Investments in shares of the Portfolios, at fair value	$1,247,020	$2,601,048	$2,109,079	$1,732,818	$569,758	$2,463,766
Receivable for shares of the Portfolios sold	—	—	—	—	—	95
Receivable for policy-related transactions	24,001	28,950	6,147	7,601	23,980	—

Total assets	1,271,021	2,629,998	2,115,226	1,740,419	593,738	2,463,861

Liabilities:
Payable for shares of the Portfolios purchased	23,956	28,875	6,068	7,582	23,980	—
Payable for policy-related transactions	—	—	—	—	—	20

Total liabilities	23,956	28,875	6,068	7,582	23,980	20

Net Assets	$1,247,065	$2,601,123	$2,109,158	$1,732,837	$569,758	$2,463,841

Net Assets:
Accumulation unit values	$1,247,065	$2,601,123	$2,109,158	$1,732,837	$569,758	$2,463,841

Total Net Assets	$1,247,065	$2,601,123	$2,109,158	$1,732,837	$569,758	$2,463,841

Investments in shares of the Portfolios, at cost	$1,278,772	$2,457,714	$2,102,575	$1,677,392	$541,367	$2,464,332

The accompanying notes are an integral part of these financial statements.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	DELAWARE VIP EMERGING MARKETS SERIES	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/500 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$264,485	$4,439,117	$953,054	$135,364,014	$85,584,637	$68,757,993
Receivable for shares of the Portfolios sold	7	—	—	—	—	—
Receivable for policy-related transactions	1	478	320,094	153,599	320,943	77,947

Total assets	264,493	4,439,595	1,273,148	135,517,613	85,905,580	68,835,940

Liabilities:
Payable for shares of the Portfolios purchased	—	165	320,073	153,613	320,872	77,626

Total liabilities	—	165	320,073	153,613	320,872	77,626

Net Assets	$264,493	$4,439,430	$953,075	$135,364,000	$85,584,708	$68,758,314

Net Assets:
Accumulation unit values	$264,493	$4,439,430	$953,075	$135,363,238	$85,584,708	$68,758,314
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	—	762	—	—

Total Net Assets	$264,493	$4,439,430	$953,075	$135,364,000	$85,584,708	$68,758,314

Investments in shares of the Portfolios, at cost	$245,274	$4,401,643	$937,777	$126,488,830	$82,138,870	$66,811,293

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,544,234	$3,677,939	$90,634	$1,093,599	$381,498,948	$985,014
Receivable for shares of the Portfolios sold	—	—	3	31	—	—
Receivable for policy-related transactions	288	17,439	—	13	1,541,657	72

Total assets	1,544,522	3,695,378	90,637	1,093,643	383,040,605	985,086

Liabilities:
Payable for shares of the Portfolios purchased	242	17,439	—	—	1,540,334	34

Total liabilities	242	17,439	—	—	1,540,334	34

Net Assets	$1,544,280	$3,677,939	$90,637	$1,093,643	$381,500,271	$985,052

Net Assets:
Accumulation unit values	$1,544,280	$3,677,858	$90,637	$1,093,643	$381,500,271	$985,052
Retained by Equitable Financial in Equitable America Variable Account 70A	—	81	—	—	—	—

Total Net Assets	$1,544,280	$3,677,939	$90,637	$1,093,643	$381,500,271	$985,052

Investments in shares of the Portfolios, at cost	$1,539,068	$3,598,743	$83,685	$1,036,009	$373,091,435	$970,069

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$3,549,689	$34,985,999	$177,681,087	$1,721,799	$1,296,744	$7,137,317
Receivable for shares of the Portfolios sold	—	—	—	56	—	—
Receivable for policy-related transactions	188,169	364,411	37,774	2	5,008	—

Total assets	3,737,858	35,350,410	177,718,861	1,721,857	1,301,752	7,137,317

Liabilities:
Payable for shares of the Portfolios purchased	188,150	364,259	40,917	—	4,955	26
Payable for policy-related transactions	—	—	—	—	—	389

Total liabilities	188,150	364,259	40,917	—	4,955	415

Net Assets	$3,549,708	$34,986,151	$177,677,944	$1,721,857	$1,296,797	$7,136,902

Net Assets:
Accumulation unit values	$3,549,708	$34,986,151	$177,677,944	$1,721,857	$1,296,797	$7,136,595
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	—	—	—	307

Total Net Assets	$3,549,708	$34,986,151	$177,677,944	$1,721,857	$1,296,797	$7,136,902

Investments in shares of the Portfolios, at cost	$3,609,654	$33,427,664	$173,771,350	$1,582,276	$1,162,874	$6,922,740

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$1,633,701	$75,797,839	$40,445,970	$6,292,045	$2,599,315	$1,066,925
Receivable for shares of the Portfolios sold	51	—	—	—	—	36
Receivable for policy-related transactions	5	88,953	42,919	17,028	21,472	30

Total assets	1,633,757	75,886,792	40,488,889	6,309,073	2,620,787	1,066,991

Liabilities:
Payable for shares of the Portfolios purchased	—	88,705	49,611	16,938	21,386	—

Total liabilities	—	88,705	49,611	16,938	21,386	—

Net Assets	$1,633,757	$75,798,087	$40,439,278	$6,292,135	$2,599,401	$1,066,991

Net Assets:
Accumulation unit values	$1,633,757	$75,798,087	$40,439,278	$6,292,135	$2,599,401	$1,066,991

Total Net Assets	$1,633,757	$75,798,087	$40,439,278	$6,292,135	$2,599,401	$1,066,991

Investments in shares of the Portfolios, at cost	$1,611,542	$75,568,297	$39,208,890	$6,249,291	$2,557,981	$1,088,470

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$30,433,879	$4,289,173	$38,555,101	$6,508,998	$122,574,087	$1,220,781
Receivable for policy-related transactions	66,986	460,174	13,213	5,638	662,066	4,351

Total assets	30,500,865	4,749,347	38,568,314	6,514,636	123,236,153	1,225,132

Liabilities:
Payable for shares of the Portfolios purchased	66,934	460,054	13,053	5,440	661,981	4,351

Total liabilities	66,934	460,054	13,053	5,440	661,981	4,351

Net Assets	$30,433,931	$4,289,293	$38,555,261	$6,509,196	$122,574,172	$1,220,781

Net Assets:
Accumulation unit values	$30,433,931	$4,289,293	$38,555,261	$6,509,196	$122,574,172	$1,220,781

Total Net Assets	$30,433,931	$4,289,293	$38,555,261	$6,509,196	$122,574,172	$1,220,781

Investments in shares of the Portfolios, at cost	$28,031,342	$4,014,999	$36,836,100	$6,204,606	$116,074,588	$1,230,269

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$93,665,498	$246,791,978	$51,772	$2,712,218	$274,034	$3,557,805
Receivable for shares of the Portfolios sold	—	—	1	—	10	—
Receivable for policy-related transactions	181,492	613,395	—	177,828	—	9,506

Total assets	93,846,990	247,405,373	51,773	2,890,046	274,044	3,567,311

Liabilities:
Payable for shares of the Portfolios purchased	181,086	612,907	—	177,751	—	9,391

Total liabilities	181,086	612,907	—	177,751	—	9,391

Net Assets	$93,665,904	$246,792,466	$51,773	$2,712,295	$274,044	$3,557,920

Net Assets:
Accumulation unit values	$93,665,904	$246,792,466	$51,773	$2,712,295	$274,044	$3,557,920

Total Net Assets	$93,665,904	$246,792,466	$51,773	$2,712,295	$274,044	$3,557,920

Investments in shares of the Portfolios, at cost	$90,536,664	$247,052,238	$49,952	$2,716,247	$255,979	$3,388,184

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*
Assets:
Investments in shares of the Portfolios, at fair value	$1,359,014	$2,545,561	$524,127	$42,379,304	$73,337,268	$4,139,025
Receivable for shares of the Portfolios sold	—	—	17	—	—	—
Receivable for policy-related transactions	24,096	796	—	75,894	105,496	560

Total assets	1,383,110	2,546,357	524,144	42,455,198	73,442,764	4,139,585

Liabilities:
Payable for shares of the Portfolios purchased	24,096	733	—	75,704	105,227	513
Payable for policy-related transactions	—	—	17	—	—	—

Total liabilities	24,096	733	17	75,704	105,227	513

Net Assets	$1,359,014	$2,545,624	$524,127	$42,379,494	$73,337,537	$4,139,072

Net Assets:
Accumulation unit values	$1,358,978	$2,545,624	$524,102	$42,379,494	$73,337,537	$4,139,072
Retained by Equitable Financial in Equitable America Variable Account 70A	36	—	25	—	—	—

Total Net Assets	$1,359,014	$2,545,624	$524,127	$42,379,494	$73,337,537	$4,139,072

Investments in shares of the Portfolios, at cost	$1,392,439	$2,353,686	$529,792	$40,726,360	$70,097,743	$4,151,940

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$143,274,883	$9,754,718	$10,721,776	$8,525,972	$3,644,746	$812,973
Receivable for shares of the Portfolios sold	—	—	—	—	—	29
Receivable for policy-related transactions	312,680	10,799	45,326	309,341	15,729	—

Total assets	143,587,563	9,765,517	10,767,102	8,835,313	3,660,475	813,002

Liabilities:
Payable for shares of the Portfolios purchased	312,491	10,619	45,229	309,288	15,648	—
Payable for policy-related transactions	—	—	—	—	—	29

Total liabilities	312,491	10,619	45,229	309,288	15,648	29

Net Assets	$143,275,072	$9,754,898	$10,721,873	$8,526,025	$3,644,827	$812,973

Net Assets:
Accumulation unit values	$143,275,072	$9,754,898	$10,721,873	$8,526,025	$3,644,827	$812,890
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	—	—	—	83

Total Net Assets	$143,275,072	$9,754,898	$10,721,873	$8,526,025	$3,644,827	$812,973

Investments in shares of the Portfolios, at cost	$138,676,068	$9,894,551	$10,739,025	$7,644,533	$3,551,741	$828,722

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$787,172	$4,178,482	$3,678,294	$3,658,269	$1,079,875	$7,892,278
Receivable for shares of the Portfolios sold	25	—	—	—	—	—
Receivable for policy-related transactions	—	71,482	11,930	109,575	29,904	73,632

Total assets	787,197	4,249,964	3,690,224	3,767,844	1,109,779	7,965,910

Liabilities:
Payable for shares of the Portfolios purchased	—	71,479	11,819	109,472	29,866	73,509
Payable for policy-related transactions	22	—	—	—	—	—

Total liabilities	22	71,479	11,819	109,472	29,866	73,509

Net Assets	$787,175	$4,178,485	$3,678,405	$3,658,372	$1,079,913	$7,892,401

Net Assets:
Accumulation unit values	$787,175	$4,178,485	$3,678,405	$3,658,372	$1,079,913	$7,892,401

Total Net Assets	$787,175	$4,178,485	$3,678,405	$3,658,372	$1,079,913	$7,892,401

Investments in shares of the Portfolios, at cost	$745,304	$3,900,953	$3,688,864	$3,632,673	$1,033,767	$6,878,018

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,652,720	$5,533,876	$625,108	$11,008,412	$198,959,086	$4,998,862
Receivable for shares of the Portfolios sold	191,760	—	23	—	—	143
Receivable for policy-related transactions	—	12,843	—	67,702	91,208	—

Total assets	1,844,480	5,546,719	625,131	11,076,114	199,050,294	4,999,005

Liabilities:
Payable for shares of the Portfolios purchased	—	12,843	—	67,702	90,726	—
Payable for policy-related transactions	191,684	—	23	—	—	92

Total liabilities	191,684	12,843	23	67,702	90,726	92

Net Assets	$1,652,796	$5,533,876	$625,108	$11,008,412	$198,959,568	$4,998,913

Net Assets:
Accumulation unit values	$1,652,796	$5,533,850	$625,108	$11,008,156	$198,959,568	$4,998,913
Retained by Equitable Financial in Equitable America Variable Account 70A	—	26	—	256	—	—

Total Net Assets	$1,652,796	$5,533,876	$625,108	$11,008,412	$198,959,568	$4,998,913

Investments in shares of the Portfolios, at cost	$1,755,421	$5,484,006	$680,325	$10,869,925	$200,012,676	$4,808,328

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$279,971,440	$508,617	$1,542,656	$3,119,200	$3,662,396	$3,497,187
Receivable for shares of the Portfolios sold	—	20	125,732	713	129,564	—
Receivable for policy-related transactions	47,619,080	—	—	—	—	36,703

Total assets	327,590,520	508,637	1,668,388	3,119,913	3,791,960	3,533,890

Liabilities:
Payable for shares of the Portfolios purchased	47,620,846	—	—	—	—	36,609
Payable for policy-related transactions	—	1	125,665	609	129,445	—

Total liabilities	47,620,846	1	125,665	609	129,445	36,609

Net Assets	$279,969,674	$508,636	$1,542,723	$3,119,304	$3,662,515	$3,497,281

Net Assets:
Accumulation unit values	$279,939,571	$508,636	$1,542,723	$3,119,304	$3,662,515	$3,497,281
Retained by Equitable Financial in Equitable America Variable Account 70A	30,103	—	—	—	—	—

Total Net Assets	$279,969,674	$508,636	$1,542,723	$3,119,304	$3,662,515	$3,497,281

Investments in shares of the Portfolios, at cost	$279,971,440	$535,423	$1,581,533	$3,216,678	$3,700,372	$3,395,309

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*
Assets:
Investments in shares of the Portfolios, at fair value	$4,240,715	$1,330,993	$2,011,782	$2,574,124	$2,935,278	$3,099,352
Receivable for shares of the Portfolios sold	—	43	—	—	85	—
Receivable for policy-related transactions	43,176	—	7,385	76,244	—	68,554

Total assets	4,283,891	1,331,036	2,019,167	2,650,368	2,935,363	3,167,906

Liabilities:
Payable for shares of the Portfolios purchased	43,176	—	7,381	76,163	—	68,537
Payable for policy-related transactions	—	20	—	—	72	—

Total liabilities	43,176	20	7,381	76,163	72	68,537

Net Assets	$4,240,715	$1,331,016	$2,011,786	$2,574,205	$2,935,291	$3,099,369

Net Assets:
Accumulation unit values	$4,240,709	$1,331,016	$2,011,786	$2,574,205	$2,935,291	$3,099,369
Retained by Equitable Financial in Equitable America Variable Account 70A	6	—	—	—	—	—

Total Net Assets	$4,240,715	$1,331,016	$2,011,786	$2,574,205	$2,935,291	$3,099,369

Investments in shares of the Portfolios, at cost	$4,260,913	$1,275,494	$1,916,321	$2,497,958	$2,771,234	$2,956,405

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,379,531	$355,776	$3,857,788	$6,606,919	$471,887	$2,874,851
Receivable for shares of the Portfolios sold	—	10	—	—	—	88
Receivable for policy-related transactions	1,660	—	72,897	28,182	59,808	—

Total assets	1,381,191	355,786	3,930,685	6,635,101	531,695	2,874,939

Liabilities:
Payable for shares of the Portfolios purchased	1,575	—	72,788	27,962	59,795	—

Total liabilities	1,575	—	72,788	27,962	59,795	—

Net Assets	$1,379,616	$355,786	$3,857,897	$6,607,139	$471,900	$2,874,939

Net Assets:
Accumulation unit values	$1,379,616	$355,786	$3,857,897	$6,607,139	$471,900	$2,874,939

Total Net Assets	$1,379,616	$355,786	$3,857,897	$6,607,139	$471,900	$2,874,939

Investments in shares of the Portfolios, at cost	$1,303,331	$327,116	$3,765,928	$6,597,062	$464,913	$2,706,278

The accompanying notes are an integral part of these financial statements.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND
Assets:
Investments in shares of the Portfolios, at fair value	$352,597	$4,686,466	$431,286	$635,522	$694,917	$1,723,875
Receivable for shares of the Portfolios sold	—	—	15	18	—	—
Receivable for policy-related transactions	61	60,352	—	—	23,998	148

Total assets	352,658	4,746,818	431,301	635,540	718,915	1,724,023

Liabilities:
Payable for shares of the Portfolios purchased	55	60,304	—	—	23,976	81
Payable for policy-related transactions	—	—	15	—	—	—

Total liabilities	55	60,304	15	—	23,976	81

Net Assets	$352,603	$4,686,514	$431,286	$635,540	$694,939	$1,723,942

Net Assets:
Accumulation unit values	$352,603	$4,686,514	$431,286	$635,540	$694,939	$1,723,942

Total Net Assets	$352,603	$4,686,514	$431,286	$635,540	$694,939	$1,723,942

Investments in shares of the Portfolios, at cost	$345,318	$4,764,176	$404,670	$608,138	$723,405	$1,848,834

The accompanying notes are an integral part of these financial statements.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$741,380	$2,310,879	$318,861	$1,158,004	$9,952,639	$1,287,433
Receivable for shares of the Portfolios sold	17	—	12	—	270	36
Receivable for policy-related transactions	—	2,185	—	23,588	—	—

Total assets	741,397	2,313,064	318,873	1,181,592	9,952,909	1,287,469

Liabilities:
Payable for shares of the Portfolios purchased	—	2,094	—	23,551	—	—
Payable for policy-related transactions	17	—	3	—	150	—

Total liabilities	17	2,094	3	23,551	150	—

Net Assets	$741,380	$2,310,970	$318,870	$1,158,041	$9,952,759	$1,287,469

Net Assets:
Accumulation unit values	$741,369	$2,310,970	$318,870	$1,158,041	$9,952,759	$1,287,469
Retained by Equitable Financial in Equitable America Variable Account 70A	11	—	—	—	—	—

Total Net Assets	$741,380	$2,310,970	$318,870	$1,158,041	$9,952,759	$1,287,469

Investments in shares of the Portfolios, at cost	$722,457	$2,285,236	$301,895	$1,127,373	$9,327,113	$1,275,378

The accompanying notes are an integral part of these financial statements.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,870,390	$321,618	$891,524	$1,219,054	$666,535	$5,206,772
Receivable for shares of the Portfolios sold	—	—	—	29	24	—
Receivable for policy-related transactions	195,605	6,000	76	—	—	4,771

Total assets	4,065,995	327,618	891,600	1,219,083	666,559	5,211,543

Liabilities:
Payable for shares of the Portfolios purchased	195,496	5,990	35	—	—	4,771
Payable for policy-related transactions	—	—	—	—	24	—

Total liabilities	195,496	5,990	35	—	24	4,771

Net Assets	$3,870,499	$321,628	$891,565	$1,219,083	$666,535	$5,206,772

Net Assets:
Accumulation unit values	$3,870,499	$321,628	$891,565	$1,219,083	$666,401	$5,206,478
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	—	—	134	294

Total Net Assets	$3,870,499	$321,628	$891,565	$1,219,083	$666,535	$5,206,772

Investments in shares of the Portfolios, at cost	$3,983,510	$306,081	$859,385	$1,184,115	$651,171	$4,933,186

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$65,694	$863,978	$57,588	$543,183	$37,945	$4,342,703
Receivable for shares of the Portfolios sold	2	—	2	—	1	—
Receivable for policy-related transactions	—	185	10	7,248	—	47,358

Total assets	65,696	864,163	57,600	550,431	37,946	4,390,061

Liabilities:
Payable for shares of the Portfolios purchased	—	141	—	7,213	—	47,125
Payable for policy-related transactions	2	—	—	—	—	—

Total liabilities	2	141	—	7,213	—	47,125

Net Assets	$65,694	$864,022	$57,600	$543,218	$37,946	$4,342,936

Net Assets:
Accumulation unit values	$65,694	$864,022	$57,600	$543,218	$37,946	$4,342,936

Total Net Assets	$65,694	$864,022	$57,600	$543,218	$37,946	$4,342,936

Investments in shares of the Portfolios, at cost	$66,494	$1,062,070	$53,233	$528,150	$35,448	$4,236,981

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	PRINCIPAL BLUE CHIP ACCOUNT	PRINCIPAL EQUITY INCOME ACCOUNT	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$195,840	$139,224	$615,271	$211,606	$108,237	$1,254,661
Receivable for shares of the Portfolios sold	5	5	23	6	3	—
Receivable for policy-related transactions	—	—	64	—	—	25,812

Total assets	195,845	139,229	615,358	211,612	108,240	1,280,473

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	25,812

Total liabilities	—	—	—	—	—	25,812

Net Assets	$195,845	$139,229	$615,358	$211,612	$108,240	$1,254,661

Net Assets:
Accumulation unit values	$195,845	$139,229	$615,358	$211,612	$108,240	$1,254,654
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	—	—	—	7

Total Net Assets	$195,845	$139,229	$615,358	$211,612	$108,240	$1,254,661

Investments in shares of the Portfolios, at cost	$173,758	$124,439	$639,784	$189,644	$92,944	$1,213,953

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$246,354	$574,733
Receivable for shares of the Portfolios sold	9	—
Receivable for policy-related transactions	—	27,229

Total assets	246,363	601,962

Liabilities:
Payable for shares of the Portfolios purchased	—	27,211
Payable for policy-related transactions	7	—

Total liabilities	7	27,211

Net Assets	$246,356	$574,751

Net Assets:
Accumulation unit values	$246,356	$574,751

Total Net Assets	$246,356	$574,751

Investments in shares of the Portfolios, at cost	$254,777	$557,101

The accompanying notes are an integral part of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	34,308

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	116,569

1290 VT EQUITY INCOME	IA	129,091

1290 VT EQUITY INCOME	IB	137,920

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	16,895

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	43,157

1290 VT GAMCO SMALL COMPANY VALUE	IA	52,802

1290 VT GAMCO SMALL COMPANY VALUE	IB	57,123

1290 VT HIGH YIELD BOND	IB	223,622

1290 VT MICRO CAP	IB	63,446

1290 VT MODERATE GROWTH ALLOCATION	IB	4,649,958

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	13,019

1290 VT NATURAL RESOURCES	IB	133,318

1290 VT REAL ESTATE	IB	159,709

1290 VT SMALL CAP VALUE	IB	188,278

1290 VT SMARTBETA EQUITY ESG	IB	71,427

1290 VT SOCIALLY RESPONSIBLE	IB	32,214

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	16,759

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	11,509

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	11,597

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	63,117

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	193,680

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	42,893

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	28,555

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	35,330

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	89,538

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	90,634

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	133,371

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	199,620

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	114,811

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	30,068

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	25,244

DELAWARE IVY VIP HIGH INCOME	CLASS II	835,175

DELAWARE VIP EMERGING MARKETS SERIES	SERVICE CLASS	12,033

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	513,193

EQ/500 MANAGED VOLATILITY	IB	32,675

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	11,358,093

EQ/AB DYNAMIC GROWTH	IB	7,190,712

EQ/AB DYNAMIC MODERATE GROWTH	IB	5,596,441

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	158,694

EQ/AB SMALL CAP GROWTH	IA	131,212

EQ/AB SMALL CAP GROWTH	IB	103,076

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	8,809

EQ/AGGRESSIVE ALLOCATION	IB	110,893

EQ/AGGRESSIVE GROWTH STRATEGY	IB	23,631,212

EQ/ALL ASSET GROWTH ALLOCATION	IA	29,773

EQ/ALL ASSET GROWTH ALLOCATION	IB	25,917

EQ/AMERICAN CENTURY MID CAP VALUE	IB	164,539

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	3,049,249

EQ/BALANCED STRATEGY	IB	11,449,272

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	117,179

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	128,331

EQ/COMMON STOCK INDEX	IA	96,639

EQ/COMMON STOCK INDEX	IB	69,381

EQ/CONSERVATIVE ALLOCATION	IB	199,789

EQ/CONSERVATIVE GROWTH STRATEGY	IB	5,573,689

EQ/CONSERVATIVE STRATEGY	IB	3,549,954

EQ/CORE BOND INDEX	IB	682,279

EQ/CORE PLUS BOND	IB	745,371

EQ/EMERGING MARKETS EQUITY PLUS	IB	121,463

EQ/EQUITY 500 INDEX	IA	197,484

EQ/EQUITY 500 INDEX	IB	237,689

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	83,727

EQ/FRANKLIN MODERATE ALLOCATION	IB	3,461,394

EQ/FRANKLIN RISING DIVIDENDS	IB	144,787

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	10,766,221

EQ/GOLDMAN SACHS MID CAP VALUE	IB	59,556

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	9,052,274

EQ/GROWTH STRATEGY	IB	13,288,770

EQ/INTERMEDIATE CORPORATE BOND	IB	5,068

EQ/INTERMEDIATE GOVERNMENT BOND	IB	287,252

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	24,886

EQ/INTERNATIONAL EQUITY INDEX	IA	149,929

EQ/INTERNATIONAL EQUITY INDEX	IB	185,074

EQ/INVESCO COMSTOCK	IA	67,265

EQ/INVESCO COMSTOCK	IB	317

EQ/INVESCO GLOBAL	IA	66,744

EQ/INVESCO GLOBAL	IB	29,067

EQ/INVESCO GLOBAL REAL ASSETS	IB	34,813

EQ/INVESCO MODERATE ALLOCATION	IB	3,758,133

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	6,693,884

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

EQ/JANUS ENTERPRISE	IA	90,304

EQ/JANUS ENTERPRISE	IB	114,736

EQ/JPMORGAN GROWTH ALLOCATION	IB	12,831,885

EQ/JPMORGAN GROWTH STOCK	IA	86,741

EQ/JPMORGAN GROWTH STOCK	IB	85,424

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	561,287

EQ/LARGE CAP GROWTH INDEX	IA	146,630

EQ/LARGE CAP GROWTH INDEX	IB	246,355

EQ/LARGE CAP VALUE INDEX	IA	164,169

EQ/LARGE CAP VALUE INDEX	IB	201,855

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	45,709

EQ/LAZARD EMERGING MARKETS EQUITY	IB	40,344

EQ/LOOMIS SAYLES GROWTH	IA	229,528

EQ/LOOMIS SAYLES GROWTH	IB	177,387

EQ/MFS INTERNATIONAL GROWTH	IA	237,938

EQ/MFS INTERNATIONAL GROWTH	IB	266,914

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	112,971

EQ/MFS MID CAP FOCUSED GROWTH	IB	61,048

EQ/MFS TECHNOLOGY	IB	248,230

EQ/MFS UTILITIES SERIES	IB	48,582

EQ/MID CAP INDEX	IA	157,748

EQ/MID CAP INDEX	IB	202,472

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	38,479

EQ/MODERATE ALLOCATION	IA	178,510

EQ/MODERATE ALLOCATION	IB	750,389

EQ/MODERATE GROWTH STRATEGY	IB	12,240,805

EQ/MODERATE-PLUS ALLOCATION	IB	535,911

EQ/MONEY MARKET	IA	21,070,258

EQ/MONEY MARKET	IB	258,828,545

EQ/PIMCO GLOBAL REAL RETURN	IB	68,265

EQ/PIMCO REAL RETURN	IB	142,690

EQ/PIMCO TOTAL RETURN ESG	IB	333,128

EQ/PIMCO ULTRA SHORT BOND	IA	101,895

EQ/PIMCO ULTRA SHORT BOND	IB	274,163

EQ/SMALL COMPANY INDEX	IA	164,306

EQ/SMALL COMPANY INDEX	IB	151,672

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	71,441

EQ/VALUE EQUITY	IA	24,745

EQ/VALUE EQUITY	IB	35,829

EQ/WELLINGTON ENERGY	IB	501,416

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	220,355

EQUITABLE GROWTH MF/ETF	IB	299,327

EQUITABLE MODERATE GROWTH MF/ETF	IB	324,638

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	245,032

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	22,560

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	111,207

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	638,350

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	41,539

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	217,134

FRANKLIN ALLOCATION VIP FUND	CLASS 2	71,959

FRANKLIN INCOME VIP FUND	CLASS 2	330,033

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	22,868

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	74,944

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	28,967

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	105,371

INVESCO V.I. HEALTH CARE FUND	SERIES II	31,177

INVESCO V.I. HIGH YIELD FUND	SERIES II	499,110

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	33,958

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	74,758

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	207,131

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	115,361

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	375,038

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	9,116

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	40,340

MFS® VALUE SERIES	SERVICE CLASS	58,863

MULTIMANAGER AGGRESSIVE EQUITY	IB	10,336

MULTIMANAGER TECHNOLOGY	IB	159,831

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	6,967

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	158,238

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	5,459

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	56,464

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	4,037

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	436,453

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	16,000

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	5,111

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	9,216

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	11,848

PUTNAM VT RESEARCH FUND	CLASS IB	3,120

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	45,475

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	29,934

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	44,761

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.00%	IB	$15.77	13
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$17.51	6

1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$10.07	48
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$9.91	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$9.82	49

1290 VT EQUITY INCOME	1.30%	IA	$30.52	20
1290 VT EQUITY INCOME	1.65%	IA	$29.03	—
1290 VT EQUITY INCOME	1.00%	IB	$16.74	38
1290 VT EQUITY INCOME	1.25%	IB	$18.59	2

1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IA	$15.42	13
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IA	$14.66	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.00%	IB	$12.08	42
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$12.41	1

1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IA	$39.91	86
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IA	$37.95	6
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$22.06	8
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$18.51	183
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$19.89	22

1290 VT HIGH YIELD BOND	1.00%	IB	$12.50	72
1290 VT HIGH YIELD BOND	1.25%	IB	$12.86	8
1290 VT HIGH YIELD BOND	1.30%	IB	$13.38	69
1290 VT HIGH YIELD BOND	1.65%	IB	$12.87	2

1290 VT MICRO CAP	1.00%	IB	$14.28	9
1290 VT MICRO CAP	1.25%	IB	$14.12	—
1290 VT MICRO CAP	1.30%	IB	$14.08	25
1290 VT MICRO CAP	1.65%	IB	$13.82	4

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$12.28	4,505
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$12.07	105

1290 VT MULTI-ALTERNATIVE STRATEGIES	1.00%	IB	$10.02	10
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	IB	$9.92	1

1290 VT NATURAL RESOURCES	1.00%	IB	$13.28	28
1290 VT NATURAL RESOURCES	1.25%	IB	$11.66	3
1290 VT NATURAL RESOURCES	1.30%	IB	$11.94	70
1290 VT NATURAL RESOURCES	1.65%	IB	$11.49	5

1290 VT REAL ESTATE	1.00%	IB	$10.73	43
1290 VT REAL ESTATE	1.25%	IB	$11.90	3
1290 VT REAL ESTATE	1.30%	IB	$12.12	36

1290 VT SMALL CAP VALUE	1.00%	IB	$14.03	22
1290 VT SMALL CAP VALUE	1.25%	IB	$13.88	34
1290 VT SMALL CAP VALUE	1.30%	IB	$13.84	83
1290 VT SMALL CAP VALUE	1.65%	IB	$13.58	4

1290 VT SMARTBETA EQUITY ESG	1.00%	IB	$18.51	8
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$20.48	20
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$15.40	43

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$22.65	19
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$12.83	16
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$12.77	—

AB VPS DISCOVERY VALUE PORTFOLIO	1.00%	CLASS B	$16.38	13
AB VPS DISCOVERY VALUE PORTFOLIO	1.25%	CLASS B	$16.66	5

AB VPS RELATIVE VALUE PORTFOLIO	1.00%	CLASS B	$19.48	17

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.00%	CLASS B	$19.56	17
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.25%	CLASS B	$20.16	1

AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.00%	CLASS II	$10.49	48
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.25%	CLASS II	$10.35	9

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	0.00%	CLASS 4	$19.73	20
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.00%	CLASS 4	$16.47	223
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.25%	CLASS 4	$17.79	25

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.00%	CLASS 4	$19.73	54
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.25%	CLASS 4	$22.51	15

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.00%	CLASS 4	$14.15	13
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.25%	CLASS 4	$15.54	2
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.30%	CLASS 4	$17.53	17
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.65%	CLASS 4	$16.87	—

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.00%	CLASS 4	$21.73	85
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.25%	CLASS 4	$25.38	7

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	0.00%	CLASS 4	$13.41	1
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.00%	CLASS 4	$12.00	67
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.25%	CLASS 4	$12.09	4

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$15.24	14
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.00%	CLASS 4	$14.35	59
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$13.74	28
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$14.66	52
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$14.10	5

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$10.21	122

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$15.69	10
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.00%	CLASS III	$13.35	107
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$14.15	10
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$17.65	49

The accompanying notes are an integral part of these financial statements.

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$16.79	1

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$54.24	37
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$51.58	2

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$21.76	80

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$15.64	36

DELAWARE IVY VIP HIGH INCOME	1.30%	CLASS II	$19.54	118
DELAWARE IVY VIP HIGH INCOME	1.65%	CLASS II	$18.59	8

DELAWARE VIP EMERGING MARKETS SERIES	1.00%	SERVICE CLASS	$11.68	22
DELAWARE VIP EMERGING MARKETS SERIES	1.25%	SERVICE CLASS	$10.94	1

EATON VANCE VT FLOATING-RATE INCOME FUND	0.00%	INITIAL CLASS	$13.51	1
EATON VANCE VT FLOATING-RATE INCOME FUND	1.00%	INITIAL CLASS	$12.15	110
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$12.19	216
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$12.07	38

EQ/500 MANAGED VOLATILITY	1.00%	IB	$12.49	75
EQ/500 MANAGED VOLATILITY	1.25%	IB	$12.45	1

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$12.29	10,917
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$12.03	98

EQ/AB DYNAMIC GROWTH	1.30%	IB	$12.88	6,593
EQ/AB DYNAMIC GROWTH	1.65%	IB	$12.49	55

EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$12.58	12
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$13.46	3
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$15.27	4,468
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$14.59	22

EQ/AB SHORT DURATION GOVERNMENT BOND	1.00%	IB	$9.73	89
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.33	72

EQ/AB SMALL CAP GROWTH	1.30%	IA	$40.16	54
EQ/AB SMALL CAP GROWTH	1.65%	IA	$38.19	1
EQ/AB SMALL CAP GROWTH	1.00%	IB	$17.72	78
EQ/AB SMALL CAP GROWTH	1.25%	IB	$19.30	5

EQ/AB SUSTAINABLE U.S. THEMATIC	1.00%	IB	$10.15	9
EQ/AB SUSTAINABLE U.S. THEMATIC	1.30%	IB	$12.43	—

EQ/AGGRESSIVE ALLOCATION	1.00%	IB	$16.53	62
EQ/AGGRESSIVE ALLOCATION	1.25%	IB	$17.99	3

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$21.85	17,284
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$20.96	182

EQ/ALL ASSET GROWTH ALLOCATION	1.30%	IA	$20.20	23
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	IA	$19.21	3
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$13.67	29
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$13.49	5

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$22.86	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$17.56	96
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$20.61	27
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$35.56	32
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$33.82	4

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$11.73	2,958

The accompanying notes are an integral part of these financial statements.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$11.53	25

EQ/BALANCED STRATEGY	1.30%	IB	$17.35	9,874
EQ/BALANCED STRATEGY	1.65%	IB	$16.50	386

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.00%	IB	$18.57	39
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	IB	$18.37	11
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$18.32	44

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IA	$17.86	12
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$17.62	60
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$17.30	2

EQ/COMMON STOCK INDEX	1.30%	IA	$42.95	95
EQ/COMMON STOCK INDEX	1.65%	IA	$40.84	2
EQ/COMMON STOCK INDEX	1.00%	IB	$21.96	85
EQ/COMMON STOCK INDEX	1.25%	IB	$25.62	43

EQ/CONSERVATIVE ALLOCATION	1.00%	IB	$9.92	84
EQ/CONSERVATIVE ALLOCATION	1.25%	IB	$9.84	81

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$15.41	4,849
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$14.65	74

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.07	3,218
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$11.48	139

EQ/CORE BOND INDEX	1.00%	IB	$9.81	405
EQ/CORE BOND INDEX	1.25%	IB	$9.75	87
EQ/CORE BOND INDEX	1.30%	IB	$10.38	138
EQ/CORE BOND INDEX	1.65%	IB	$9.87	4

EQ/CORE PLUS BOND	1.00%	IB	$10.83	139
EQ/CORE PLUS BOND	1.25%	IB	$10.80	12
EQ/CORE PLUS BOND	1.30%	IB	$8.59	111
EQ/CORE PLUS BOND	1.65%	IB	$8.52	2

EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$10.30	28
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$10.29	6
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$9.86	72

EQ/EQUITY 500 INDEX	1.30%	IA	$44.38	303
EQ/EQUITY 500 INDEX	1.65%	IA	$42.21	10
EQ/EQUITY 500 INDEX	0.00%	IB	$29.98	18
EQ/EQUITY 500 INDEX	1.00%	IB	$23.05	605
EQ/EQUITY 500 INDEX	1.25%	IB	$27.03	78

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$22.68	103
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$26.63	1
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$43.10	42
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$40.99	3

EQ/FRANKLIN MODERATE ALLOCATION	1.30%	IB	$12.38	3,041
EQ/FRANKLIN MODERATE ALLOCATION	1.65%	IB	$12.04	75

EQ/FRANKLIN RISING DIVIDENDS	1.00%	IB	$22.03	172
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$24.25	1
EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$28.00	96
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$26.94	—

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.00%	IB	$11.28	—
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$12.56	9,667
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$12.35	93

The accompanying notes are an integral part of these financial statements.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$11.80	5
EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$33.69	34
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	IB	$32.04	1

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$12.58	7,310
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$12.20	141

EQ/GROWTH STRATEGY	1.30%	IB	$21.91	11,094
EQ/GROWTH STRATEGY	1.65%	IB	$20.83	181

EQ/INTERMEDIATE CORPORATE BOND	1.00%	IB	$10.93	5

EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$9.41	180
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$9.23	86
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$9.49	24

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IA	$14.80	19

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$15.68	101
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IA	$14.91	2
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$12.81	127
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$12.82	25

EQ/INVESCO COMSTOCK	1.30%	IA	$35.53	37
EQ/INVESCO COMSTOCK	1.65%	IA	$33.79	1
EQ/INVESCO COMSTOCK	1.00%	IB	$11.27	1

EQ/INVESCO GLOBAL	1.30%	IA	$29.33	60
EQ/INVESCO GLOBAL	1.65%	IA	$27.89	—
EQ/INVESCO GLOBAL	1.00%	IB	$17.66	21
EQ/INVESCO GLOBAL	1.25%	IB	$19.58	20

EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$12.03	16
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	IB	$13.24	—
EQ/INVESCO GLOBAL REAL ASSETS	1.30%	IB	$19.22	17

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$12.03	3,510
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$11.67	14

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$12.51	5,706
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$12.30	158

EQ/JANUS ENTERPRISE	1.30%	IA	$32.78	53
EQ/JANUS ENTERPRISE	1.65%	IA	$31.17	4
EQ/JANUS ENTERPRISE	1.00%	IB	$18.20	86
EQ/JANUS ENTERPRISE	1.25%	IB	$19.60	37

EQ/JPMORGAN GROWTH ALLOCATION	1.00%	IB	$11.02	10
EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$12.52	11,364
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$12.25	71

EQ/JPMORGAN GROWTH STOCK	1.30%	IA	$47.24	103
EQ/JPMORGAN GROWTH STOCK	1.65%	IA	$44.93	2
EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$29.82	12
EQ/JPMORGAN GROWTH STOCK	1.00%	IB	$22.69	184
EQ/JPMORGAN GROWTH STOCK	1.25%	IB	$26.89	9

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$17.03	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$16.28	329
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$16.10	82
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$16.06	237
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$15.76	14

The accompanying notes are an integral part of these financial statements.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP GROWTH INDEX	1.30%	IA	$58.24	54
EQ/LARGE CAP GROWTH INDEX	1.65%	IA	$55.39	2
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$28.63	141
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$34.25	36

EQ/LARGE CAP VALUE INDEX	1.30%	IA	$31.45	49
EQ/LARGE CAP VALUE INDEX	1.65%	IA	$29.91	3
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$16.79	90
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$19.21	26

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IA	$29.87	27

EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$11.15	29
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$10.41	17
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$12.71	22
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$12.09	1

EQ/LOOMIS SAYLES GROWTH	1.30%	IA	$47.57	45
EQ/LOOMIS SAYLES GROWTH	1.65%	IA	$45.24	4
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$27.18	40
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$32.04	23

EQ/MFS INTERNATIONAL GROWTH	1.30%	IA	$21.53	76
EQ/MFS INTERNATIONAL GROWTH	1.65%	IA	$20.48	4
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$17.73	18
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$15.94	76
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$15.98	25

EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$15.59	97
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$17.08	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	IB	$25.26	78
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	IB	$24.03	4

EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$42.96	24
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$40.86	1

EQ/MFS TECHNOLOGY	0.00%	IB	$19.64	6
EQ/MFS TECHNOLOGY	1.00%	IB	$18.77	140
EQ/MFS TECHNOLOGY	1.25%	IB	$18.57	11
EQ/MFS TECHNOLOGY	1.30%	IB	$66.36	70
EQ/MFS TECHNOLOGY	1.65%	IB	$63.11	4

EQ/MFS UTILITIES SERIES	1.00%	IB	$14.14	33
EQ/MFS UTILITIES SERIES	1.25%	IB	$15.83	8
EQ/MFS UTILITIES SERIES	1.30%	IB	$26.09	37
EQ/MFS UTILITIES SERIES	1.65%	IB	$24.81	4

EQ/MID CAP INDEX	1.30%	IA	$38.01	61
EQ/MID CAP INDEX	1.65%	IA	$36.15	4
EQ/MID CAP INDEX	0.00%	IB	$22.92	—
EQ/MID CAP INDEX	1.00%	IB	$18.11	150
EQ/MID CAP INDEX	1.25%	IB	$20.66	17

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IA	$30.86	17
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IA	$29.35	3

EQ/MODERATE ALLOCATION	1.30%	IA	$16.80	126
EQ/MODERATE ALLOCATION	1.65%	IA	$15.98	1
EQ/MODERATE ALLOCATION	1.00%	IB	$12.96	613
EQ/MODERATE ALLOCATION	1.25%	IB	$13.44	69

The accompanying notes are an integral part of these financial statements.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.53	9,676
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$18.58	537

EQ/MODERATE-PLUS ALLOCATION	1.00%	IB	$14.72	288
EQ/MODERATE-PLUS ALLOCATION	1.25%	IB	$15.63	48

EQ/MONEY MARKET	1.30%	IA	$9.11	2,046
EQ/MONEY MARKET	1.65%	IA	$8.66	60
EQ/MONEY MARKET	1.65%	IA	$9.44	205
EQ/MONEY MARKET	0.00%	IB	$10.00	338
EQ/MONEY MARKET	0.00%	IB	$10.27	954
EQ/MONEY MARKET	0.00%	IB	$10.53	442
EQ/MONEY MARKET	0.00%	IB	$10.58	19,673
EQ/MONEY MARKET	0.00%	IB	$10.68	37
EQ/MONEY MARKET	0.00%	IB	$10.71	58
EQ/MONEY MARKET	1.00%	IB	$9.97	2,628
EQ/MONEY MARKET	1.25%	IB	$9.63	592

EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$10.62	21
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$10.91	2
EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$10.49	25

EQ/PIMCO REAL RETURN	1.30%	IB	$12.27	124
EQ/PIMCO REAL RETURN	1.65%	IB	$11.67	1

EQ/PIMCO TOTAL RETURN ESG	1.00%	IB	$10.18	110
EQ/PIMCO TOTAL RETURN ESG	1.25%	IB	$10.30	22
EQ/PIMCO TOTAL RETURN ESG	1.30%	IB	$11.78	144
EQ/PIMCO TOTAL RETURN ESG	1.65%	IB	$11.21	7

EQ/PIMCO ULTRA SHORT BOND	1.30%	IA	$9.67	102
EQ/PIMCO ULTRA SHORT BOND	1.65%	IA	$9.20	—
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$11.05	2
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$10.33	145
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$9.96	116

EQ/SMALL COMPANY INDEX	1.30%	IA	$34.04	51
EQ/SMALL COMPANY INDEX	1.65%	IA	$32.37	2
EQ/SMALL COMPANY INDEX	0.00%	IB	$19.97	1
EQ/SMALL COMPANY INDEX	1.00%	IB	$16.50	91
EQ/SMALL COMPANY INDEX	1.25%	IB	$18.00	10

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$27.87	—
EQ/T. ROWE PRICE HEALTH SCIENCES	1.00%	IB	$16.66	89
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	IB	$25.13	4
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$59.67	42
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$56.75	2

EQ/VALUE EQUITY	1.30%	IA	$28.79	18
EQ/VALUE EQUITY	1.65%	IA	$27.38	1
EQ/VALUE EQUITY	1.00%	IB	$15.48	35
EQ/VALUE EQUITY	1.25%	IB	$17.94	13

EQ/WELLINGTON ENERGY	1.00%	IB	$5.99	144
EQ/WELLINGTON ENERGY	1.25%	IB	$5.55	34
EQ/WELLINGTON ENERGY	1.30%	IB	$8.01	112
EQ/WELLINGTON ENERGY	1.65%	IB	$7.62	9

The accompanying notes are an integral part of these financial statements.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	IB	$12.89	53
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	IB	$12.75	101
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.30%	IB	$14.90	40
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.65%	IB	$14.34	—

EQUITABLE GROWTH MF/ETF	1.00%	IB	$9.87	252
EQUITABLE GROWTH MF/ETF	1.25%	IB	$9.82	3
EQUITABLE GROWTH MF/ETF	1.30%	IB	$11.62	36

EQUITABLE MODERATE GROWTH MF/ETF	1.00%	IB	$9.69	156
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	IB	$9.65	33
EQUITABLE MODERATE GROWTH MF/ETF	1.30%	IB	$11.44	110

FEDERATED HERMES HIGH INCOME BOND FUND II	0.00%	SERVICE CLASS	$14.39	—
FEDERATED HERMES HIGH INCOME BOND FUND II	1.00%	SERVICE CLASS	$12.54	87
FEDERATED HERMES HIGH INCOME BOND FUND II	1.25%	SERVICE CLASS	$12.98	21

FEDERATED HERMES KAUFMANN FUND II	1.00%	SERVICE CLASS	$17.03	21
FEDERATED HERMES KAUFMANN FUND II	1.25%	SERVICE CLASS	$20.85	—

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$21.90	7
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$17.45	89
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$19.74	7
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$32.19	62
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$30.61	—

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$13.19	2
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$11.64	300
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$11.90	42
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$14.38	177
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$13.67	4

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$12.96	9
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$13.17	9
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$13.10	17
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$12.67	1

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$15.35	116
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$16.82	22
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$19.02	37
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$18.25	1

FRANKLIN ALLOCATION VIP FUND	1.00%	CLASS 2	$13.51	6
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$14.34	—
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$20.03	13
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$19.06	1

FRANKLIN INCOME VIP FUND	1.00%	CLASS 2	$13.80	148
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$14.61	19
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$19.65	119
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$18.70	2

HARTFORD DISCIPLINED EQUITY HLS FUND	1.30%	IC	$34.15	13

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.00%	SERIES II	$12.00	48
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$12.55	5

The accompanying notes are an integral part of these financial statements.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$28.69	24
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$24.32	—

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$15.68	103
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$15.19	7

INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES II	$19.67	7
INVESCO V.I. HEALTH CARE FUND	1.00%	SERIES II	$13.30	40
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$17.73	5

INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$11.56	82
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$11.92	28
INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$13.84	74

INVESCO V.I. MAIN STREET MID CAP FUND	1.00%	SERIES II	$11.64	1
INVESCO V.I. MAIN STREET MID CAP FUND	1.30%	SERIES II	$24.44	12
INVESCO V.I. MAIN STREET MID CAP FUND	1.65%	SERIES II	$23.25	1

INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$15.66	27
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$17.05	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$32.31	22

JANUS HENDERSON BALANCED PORTFOLIO	0.00%	SERVICE SHARES	$21.15	18
JANUS HENDERSON BALANCED PORTFOLIO	1.00%	SERVICE SHARES	$17.28	505
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$19.07	44

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.00%	SERVICE SHARES	$10.11	123
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$10.33	4

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.00%	VC SHARES	$11.84	182
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$12.54	32
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$14.75	89

MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$20.86	6
MFS® INVESTORS TRUST SERIES	1.30%	SERVICE CLASS	$37.71	5
MFS® INVESTORS TRUST SERIES	1.65%	SERVICE CLASS	$35.86	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$47.86	18
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$45.52	1

MFS® VALUE SERIES	0.00%	SERVICE CLASS	$22.67	8
MFS® VALUE SERIES	1.00%	SERVICE CLASS	$17.92	58
MFS® VALUE SERIES	1.25%	SERVICE CLASS	$20.44	1

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$47.33	14
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	IB	$44.45	—

MULTIMANAGER TECHNOLOGY	1.00%	IB	$34.13	56
MULTIMANAGER TECHNOLOGY	1.25%	IB	$42.14	3
MULTIMANAGER TECHNOLOGY	1.30%	IB	$34.37	85
MULTIMANAGER TECHNOLOGY	1.65%	IB	$33.30	8

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.30%	CLASS S	$12.32	5

The accompanying notes are an integral part of these financial statements.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$10.23	22
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$7.83	19
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$8.27	59
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$7.86	1

PIMCO EMERGING MARKETS BOND PORTFOLIO	1.00%	ADVISOR CLASS	$11.16	5

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.00%	ADVISOR CLASS	$9.93	47
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$9.36	8

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.00%	ADVISOR CLASS	$13.44	3

PIMCO INCOME PORTFOLIO	0.00%	ADVISOR CLASS	$11.66	3
PIMCO INCOME PORTFOLIO	1.00%	ADVISOR CLASS	$11.15	332
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$11.02	31
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$11.00	25

PRINCIPAL BLUE CHIP ACCOUNT	1.00%	CLASS 3	$10.72	18

PRINCIPAL EQUITY INCOME ACCOUNT	1.25%	CLASS 3	$10.06	14

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$45.62	13
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$43.38	—

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.00%	CLASS IB	$15.16	14

PUTNAM VT RESEARCH FUND	1.00%	CLASS IB	$24.29	4

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$20.89	7
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.00%	CLASS II	$17.47	41
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$18.83	21

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$11.96	16
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$11.38	5

TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$8.22	24
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$8.26	4
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$10.39	31
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$9.88	2

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a—.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,222	$41,056	$25,121	$13,020	$41,610	$105,357
Expenses:
Asset-based charges	1,686	28,455	8,958	5,346	54,302	13,013

Net Investment Income (Loss)	5,536	12,601	16,163	7,674	(12,692)	92,344

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	936	(104,809)	(3,955)	(2,826)	(24,534)	(1,231)
Net realized gain distribution from the Portfolios	—	—	72,825	20,899	464,868	—

Net realized gain (loss)	936	(104,809)	68,870	18,073	440,334	(1,231)

Net change in unrealized appreciation (depreciation) of investments	14,919	45,904	(8,203)	18,173	459,726	44,798

Net Realized and Unrealized Gain (Loss) on Investments	15,855	(58,905)	60,667	36,246	900,060	43,567

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,391	$(46,304)	$76,830	$43,920	$887,368	$135,911

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,727	$812,581	$2,103	$44,759	$23,710	$21,755
Expenses:
Asset-based charges	4,247	479,972	676	13,067	6,617	18,374

Net Investment Income (Loss)	(1,520)	332,609	1,427	31,692	17,093	3,381

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(11,568)	(190,278)	4,463	1,514	(68,138)	(46,723)
Net realized gain distribution from the Portfolios	—	45,027	1,127	—	—	153,837

Net realized gain (loss)	(11,568)	(145,251)	5,590	1,514	(68,138)	107,114

Net change in unrealized appreciation (depreciation) of investments	36,090	5,169,252	(459)	(34,628)	122,358	4,472

Net Realized and Unrealized Gain (Loss) on Investments	24,522	5,024,001	5,131	(33,114)	54,220	111,586

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,002	$5,356,610	$6,558	$(1,422)	$71,313	$114,967

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS DISCOVERY VALUE PORTFOLIO**	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN CENTURY VP INFLATION PROTECTION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,237	$4,423	$1,849	$3,940	$78	$12,615
Expenses:
Asset-based charges	11,952	2,884	1,957	2,826	2,367	3,012

Net Investment Income (Loss)	3,285	1,539	(108)	1,114	(2,289)	9,603

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(41,505)	5,255	(1,574)	(590)	377	(299)
Net realized gain distribution from the Portfolios	13,304	12,730	19,442	24,886	16,871	—

Net realized gain (loss)	(28,201)	17,985	17,868	24,296	17,248	(299)

Net change in unrealized appreciation (depreciation) of investments	168,919	49,143	13,150	(4,982)	25,624	510

Net Realized and Unrealized Gain (Loss) on Investments	140,718	67,128	31,018	19,314	42,872	211

Net Increase (Decrease) in Net Assets Resulting from Operations	$144,003	$68,667	$30,910	$20,428	$40,583	$9,814

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$71,708	$7,073	$78	$16,615	$13,565	$22,823
Expenses:
Asset-based charges	17,564	5,957	3,337	9,387	3,349	12,863

Net Investment Income (Loss)	54,144	1,116	(3,259)	7,228	10,216	9,960

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,365	(1,094)	(8,331)	4,132	1,890	(43,414)
Net realized gain distribution from the Portfolios	37,736	37,903	2,987	43,049	—	—

Net realized gain (loss)	55,101	36,809	(5,344)	47,181	1,890	(43,414)

Net change in unrealized appreciation (depreciation) of investments	233,221	75,438	53,077	168,927	40,093	218,464

Net Realized and Unrealized Gain (Loss) on Investments	288,322	112,247	47,733	216,108	41,983	175,050

Net Increase (Decrease) in Net Assets Resulting from Operations	$342,466	$113,363	$44,474	$223,336	$52,199	$185,010

The accompanying notes are an integral part of these financial statements.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$35,411	$62,235	$—	$10,488	$47	$123,359
Expenses:
Asset-based charges	12,603	22,717	18,742	7,557	3,392	26,147

Net Investment Income (Loss)	22,808	39,518	(18,742)	2,931	(3,345)	97,212

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(55,630)	10,678	(72,891)	2,455	(40,486)	(68,366)
Net realized gain distribution from the Portfolios	—	—	31,853	33,998	1,347	—

Net realized gain (loss)	(55,630)	10,678	(41,038)	36,453	(39,139)	(68,366)

Net change in unrealized appreciation (depreciation) of investments	68,347	180,389	595,103	55,827	86,230	171,916

Net Realized and Unrealized Gain (Loss) on Investments	12,717	191,067	554,065	92,280	47,091	103,550

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,525	$230,585	$535,323	$95,211	$43,746	$200,762

The accompanying notes are an integral part of these financial statements.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	DELAWARE VIP EMERGING MARKETS SERIES	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/500 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$869	$158,201	$5,122	$1,150,557	$705,208	$649,655
Expenses:
Asset-based charges	1,183	21,707	2,036	929,542	678,251	574,068

Net Investment Income (Loss)	(314)	136,494	3,086	221,015	26,957	75,587

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	343	2,730	752	(687,729)	(360,635)	(308,529)
Net realized gain distribution from the Portfolios	—	—	24,948	—	—	175,716

Net realized gain (loss)	343	2,730	25,700	(687,729)	(360,635)	(132,813)

Net change in unrealized appreciation (depreciation) of investments	19,507	45,601	15,277	11,279,687	7,428,303	5,187,938

Net Realized and Unrealized Gain (Loss) on Investments	19,850	48,331	40,977	10,591,958	7,067,668	5,055,125

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,536	$184,825	$44,063	$10,812,973	$7,094,625	$5,130,712

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliates of Equitable America.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$34,841	$8,019	$250	$14,038	$4,591,680	$17,619
Expenses:
Asset-based charges	13,334	28,066	426	6,064	2,965,194	4,885

Net Investment Income (Loss)	21,507	(20,047)	(176)	7,974	1,626,486	12,734

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	7,773	(72,715)	25	1,803	(1,893,594)	(11,957)
Net realized gain distribution from the Portfolios	—	5,062	—	28,635	6,885,852	8,602

Net realized gain (loss)	7,773	(67,653)	25	30,438	4,992,258	(3,355)

Net change in unrealized appreciation (depreciation) of investments	4,840	473,562	6,949	63,002	31,239,377	61,177

Net Realized and Unrealized Gain (Loss) on Investments	12,613	405,909	6,974	93,440	36,231,635	57,822

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,120	$385,862	$6,798	$101,414	$37,858,121	$70,556

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$53,050	$501,279	$2,541,501	$—	$6,824	$71,462
Expenses:
Asset-based charges	27,151	279,330	1,499,532	7,096	10,762	59,751

Net Investment Income (Loss)	25,899	221,949	1,041,969	(7,096)	(3,938)	11,711

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(35,342)	(147,078)	(573,742)	(3,766)	(19,239)	(43,417)
Net realized gain distribution from the Portfolios	115,419	—	1,452,500	44,963	—	265,867

Net realized gain (loss)	80,077	(147,078)	878,758	41,197	(19,239)	222,450

Net change in unrealized appreciation (depreciation) of investments	35,814	3,064,110	12,202,397	184,381	204,991	817,623

Net Realized and Unrealized Gain (Loss) on Investments	115,891	2,917,032	13,081,155	225,578	185,752	1,040,073

Net Increase (Decrease) in Net Assets Resulting from Operations	$141,790	$3,138,981	$14,123,124	$218,482	$181,814	$1,051,784

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$37,806	$1,137,024	$649,268	$126,551	$54,586	$21,069
Expenses:
Asset-based charges	10,623	673,362	346,459	42,269	15,956	6,257

Net Investment Income (Loss)	27,183	463,662	302,809	84,282	38,630	14,812

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	963	(580,037)	(510,597)	(44,114)	(3,268)	(12,294)
Net realized gain distribution from the Portfolios	13,370	854,216	60,052	—	—	—

Net realized gain (loss)	14,333	274,179	(450,545)	(44,114)	(3,268)	(12,294)

Net change in unrealized appreciation (depreciation) of investments	23,690	4,821,100	2,311,045	119,493	41,401	48,524

Net Realized and Unrealized Gain (Loss) on Investments	38,023	5,095,279	1,860,500	75,379	38,133	36,230

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,206	$5,558,941	$2,163,309	$159,661	$76,763	$51,042

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$294,704	$14,150	$540,447	$55,400	$2,258,406	$8,092
Expenses:
Asset-based charges	203,813	22,330	283,938	39,527	864,313	11,042

Net Investment Income (Loss)	90,891	(8,180)	256,509	15,873	1,394,093	(2,950)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	156,792	(15,112)	(117,589)	(2,696)	(185,279)	(28,330)
Net realized gain distribution from the Portfolios	230,644	76,650	—	18,945	—	41,981

Net realized gain (loss)	387,436	61,538	(117,589)	16,249	(185,279)	13,651

Net change in unrealized appreciation (depreciation) of investments	3,405,361	404,259	2,266,588	330,614	9,432,315	97,316

Net Realized and Unrealized Gain (Loss) on Investments	3,792,797	465,797	2,148,999	346,863	9,247,036	110,967

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,883,688	$457,617	$2,405,508	$362,736	$10,641,129	$108,017

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*(a)	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,967,222	$3,176,886	$435	$68,083	$4,551	$90,849
Expenses:
Asset-based charges	679,076	2,070,956	45	6,455	2,899	24,208

Net Investment Income (Loss)	1,288,146	1,105,930	390	61,628	1,652	66,641

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(151,873)	(989,440)	1	756	(11,709)	(5,181)
Net realized gain distribution from the Portfolios	—	4,705,497	—	—	2,061	—

Net realized gain (loss)	(151,873)	3,716,057	1	756	(9,648)	(5,181)

Net change in unrealized appreciation (depreciation) of investments	5,599,585	19,301,977	1,820	(3,330)	38,499	281,014

Net Realized and Unrealized Gain (Loss) on Investments	5,447,712	23,018,034	1,821	(2,574)	28,851	275,833

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,735,858	$24,123,964	$2,211	$59,054	$30,503	$342,474

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on November 13, 2023.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$19,039	$7	$10,856	$634,751	$1,573,669	$1,223
Expenses:
Asset-based charges	10,138	17,422	4,973	345,370	622,991	30,328

Net Investment Income (Loss)	8,901	(17,415)	5,883	289,381	950,678	(29,105)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(12,481)	(15,080)	(5,667)	(142,108)	(116,517)	(49,456)
Net realized gain distribution from the Portfolios	92,319	18,474	13,625	—	—	246,463

Net realized gain (loss)	79,838	3,394	7,958	(142,108)	(116,517)	197,007

Net change in unrealized appreciation (depreciation) of investments	10,521	405,054	26,829	2,622,769	5,893,072	231,666

Net Realized and Unrealized Gain (Loss) on Investments	90,359	408,448	34,787	2,480,661	5,776,555	428,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,260	$391,033	$40,670	$2,770,042	$6,727,233	$399,568

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,977,878	$—	$139,583	$16,143	$52,782	$12,096
Expenses:
Asset-based charges	1,075,513	66,309	80,405	54,182	28,526	9,543

Net Investment Income (Loss)	1,902,365	(66,309)	59,178	(38,039)	24,256	2,553

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(174,724)	(93,922)	(50,517)	(68,994)	(16,271)	(35,398)
Net realized gain distribution from the Portfolios	—	1,200,117	466,095	269,830	96,223	41,256

Net realized gain (loss)	(174,724)	1,106,195	415,578	200,836	79,952	5,858

Net change in unrealized appreciation (depreciation) of investments	8,654,538	821,817	327,778	1,290,756	159,728	74,234

Net Realized and Unrealized Gain (Loss) on Investments	8,479,814	1,928,012	743,356	1,491,592	239,680	80,092

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,382,179	$1,861,703	$802,534	$1,453,553	$263,936	$82,645

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$28,819	$—	$43,012	$41,928	$—	$—
Expenses:
Asset-based charges	5,038	25,726	25,209	28,661	9,408	51,655

Net Investment Income (Loss)	23,781	(25,726)	17,803	13,267	(9,408)	(51,655)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(8,978)	5,567	(22,850)	(35,533)	(4,129)	(94,652)
Net realized gain distribution from the Portfolios	675	144,764	118,329	55,953	10,528	—

Net realized gain (loss)	(8,303)	150,331	95,479	20,420	6,399	(94,652)

Net change in unrealized appreciation (depreciation) of investments	70,599	497,117	144,086	291,139	149,853	1,871,108

Net Realized and Unrealized Gain (Loss) on Investments	62,296	647,448	239,565	311,559	156,252	1,776,456

Net Increase (Decrease) in Net Assets Resulting from Operations	$86,077	$621,722	$257,368	$324,826	$146,844	$1,724,801

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$37,829	$46,672	$8,145	$200,059	$2,697,827	$75,578
Expenses:
Asset-based charges	17,689	38,099	7,357	62,182	1,663,063	28,543

Net Investment Income (Loss)	20,140	8,573	788	137,877	1,034,764	47,035

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(36,030)	(34,176)	(11,594)	(46,809)	(1,057,293)	18,720
Net realized gain distribution from the Portfolios	33,884	174,858	27,431	209,222	4,243,538	124,469

Net realized gain (loss)	(2,146)	140,682	15,837	162,413	3,186,245	143,189

Net change in unrealized appreciation (depreciation) of investments	(57,892)	355,466	45,276	356,149	13,076,231	198,434

Net Realized and Unrealized Gain (Loss) on Investments	(60,038)	496,148	61,113	518,562	16,262,476	341,623

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,898)	$504,721	$61,901	$656,439	$17,297,240	$388,658

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,414,304	$6,860	$19,849	$77,536	$142,742	$35,180
Expenses:
Asset-based charges	472,817	4,061	16,293	25,548	26,662	25,013

Net Investment Income (Loss)	7,941,487	2,799	3,556	51,988	116,080	10,167

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(17)	(21,195)	(80,723)	(50,579)	17,869	(54,370)
Net realized gain distribution from the Portfolios	—	2,375	21,410	—	—	101,583

Net realized gain (loss)	(17)	(18,820)	(59,313)	(50,579)	17,869	47,213

Net change in unrealized appreciation (depreciation) of investments	17	31,692	88,487	117,479	(32,821)	317,194

Net Realized and Unrealized Gain (Loss) on Investments	—	12,872	29,174	66,900	(14,952)	364,407

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,941,487	$15,671	$32,730	$118,888	$101,128	$374,574

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$11,136	$63,380	$61,646	$40,588	$53,306
Expenses:
Asset-based charges	35,486	10,195	19,962	14,290	11,164	17,959

Net Investment Income (Loss)	(35,486)	941	43,418	47,356	29,424	35,347

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(107,763)	(14,727)	97,286	(2,640)	371	1,270
Net realized gain distribution from the Portfolios	96,394	1,847	—	—	—	—

Net realized gain (loss)	(11,369)	(12,880)	97,286	(2,640)	371	1,270

Net change in unrealized appreciation (depreciation) of investments	183,679	160,594	25,966	82,029	167,106	143,268

Net Realized and Unrealized Gain (Loss) on Investments	172,310	147,714	123,252	79,389	167,477	144,538

Net Increase (Decrease) in Net Assets Resulting from Operations	$136,824	$148,655	$166,670	$126,745	$196,901	$179,885

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$13,580	$—	$13,324	$267,728	$9,431	$42,235
Expenses:
Asset-based charges	5,821	1,270	24,973	41,280	2,104	12,369

Net Investment Income (Loss)	7,759	(1,270)	(11,649)	226,448	7,327	29,866

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,614)	(739)	(17,659)	(24,219)	(933)	(17,405)
Net realized gain distribution from the Portfolios	—	—	93,529	—	5,192	13,607

Net realized gain (loss)	(1,614)	(739)	75,870	(24,219)	4,259	(3,798)

Net change in unrealized appreciation (depreciation) of investments	77,103	28,860	269,004	159,049	7,633	180,694

Net Realized and Unrealized Gain (Loss) on Investments	75,489	28,121	344,874	134,830	11,892	176,896

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,248	$26,851	$333,225	$361,278	$19,219	$206,762

The accompanying notes are an integral part of these financial statements.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	HARTFORD DISCIPLINED EQUITY HLS FUND(b)	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,122	$144,264	$1,184	$—	$10,650	$25,470
Expenses:
Asset-based charges	1,698	35,082	1,515	3,896	6,162	15,843

Net Investment Income (Loss)	424	109,182	(331)	(3,896)	4,488	9,627

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(14,894)	(46,872)	17	69	(10,921)	(9,845)
Net realized gain distribution from the Portfolios	2,463	174,894	—	—	50583	77,325

Net realized gain (loss)	(12,431)	128,022	17	69	39,662	67,480

Net change in unrealized appreciation (depreciation) of investments	26,093	(1,154)	26,616	27,384	1,877	43,832

Net Realized and Unrealized Gain (Loss) on Investments	13,662	126,868	26,633	27,453	41,539	111,312

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,086	$236,050	$26,302	$23,557	$46,027	$120,939

The accompanying notes are an integral part of these financial statements.

(b)	Units were made available on May 22, 2023.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	96,114	$105	$—	$122,119	34,597
Expenses:
Asset-based charges	3,654	16,013	1,932	5,370	50,393	7,266

Net Investment Income (Loss)	(3,654)	80,101	(1,827)	(5,370)	71,726	27,331

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(9,057)	(29,139)	(4,689)	(5,817)	13,939	(2,744)
Net realized gain distribution from the Portfolios	—	—	—	14,227	—	—

Net realized gain (loss)	(9,057)	(29,139)	(4,689)	8,410	13,939	(2,744)

Net change in unrealized appreciation (depreciation) of investments	20,747	74,927	27,252	69,793	633,373	12,789

Net Realized and Unrealized Gain (Loss) on Investments	11,690	45,788	22,563	78,203	647,312	10,045

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,036	$125,889	$20,736	$72,833	$719,038	$37,376

The accompanying notes are an integral part of these financial statements.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$173180	$1542	$372	$7499	$2053	$—
Expenses:
Asset-based charges	27,958	3,398	9,341	3,404	6,252	40,134

Net Investment Income (Loss)	145,222	(1,856)	(8,969)	4,095	(4,199)	(40,134)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(87,589)	2,505	(37,289)	767	(5,840)	(42,903)
Net realized gain distribution from the Portfolios	—	18,785	40,244	37,589	12,330	228,296

Net realized gain (loss)	(87,589)	21,290	2,955	38,356	6,490	185,393

Net change in unrealized appreciation (depreciation) of investments	89,109	21,530	143,057	34,951	141,412	1,093,614

Net Realized and Unrealized Gain (Loss) on Investments	1,520	42,820	146,012	73,307	147,902	1,279,007

Net Increase (Decrease) in Net Assets Resulting from Operations	$146,742	$40,964	$137,043	$77,402	$143,703	$1,238,873

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$106062	$685	$5489	$581	$109225
Expenses:
Asset-based charges	592	9,097	112	2,543	150	21,648

Net Investment Income (Loss)	(592)	96,965	573	2,946	431	87,577

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,704)	(40,471)	(2)	(82)	15	(21,673)
Net realized gain distribution from the Portfolios	—	—	—	3,321	—	—

Net realized gain (loss)	(1,704)	(40,471)	(2)	3,239	15	(21,673)

Net change in unrealized appreciation (depreciation) of investments	7,985	(121,386)	4,355	15,024	2,497	125,580

Net Realized and Unrealized Gain (Loss) on Investments	6,281	(161,857)	4,353	18,263	2,512	103,907

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,689	$(64,892)	$4,926	$21,209	$2,943	$191,484

The accompanying notes are an integral part of these financial statements.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	PRINCIPAL BLUE CHIP ACCOUNT	PRINCIPAL EQUITY INCOME ACCOUNT	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$17	$—	$2555	$308	$11753
Expenses:
Asset-based charges	467	392	6,335	1,842	626	4,794

Net Investment Income (Loss)	(467)	(375)	(6,335)	713	(318)	6,959

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	285	(118)	(44,676)	830	430	(11,046)
Net realized gain distribution from the Portfolios	—	42	75,612	—	—	49,290

Net realized gain (loss)	285	(76)	30,936	830	430	38,244

Net change in unrealized appreciation (depreciation) of investments	22,082	14,785	27,150	21,962	15,243	40,881

Net Realized and Unrealized Gain (Loss) on Investments	22,367	14,709	58,086	22,792	15,673	79,125

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,900	$14,334	$51,751	$23,505	$15,355	$86,084

The accompanying notes are an integral part of these financial statements.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3711	$—
Expenses:
Asset-based charges	2,648	4,390

Net Investment Income (Loss)	1,063	(4,390)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(3,231)	(3,484)
Net realized gain distribution from the Portfolios	135	—

Net realized gain (loss)	(3,096)	(3,484)

Net change in unrealized appreciation (depreciation) of investments	21,880	23,303

Net Realized and Unrealized Gain (Loss) on Investments	18,784	19,819

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,847	$15,429

The accompanying notes are an integral part of these financial statements.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT CONVERTIBLE SECURITIES*(a)	1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2023	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,536	$12,601	$17,934	$16,163	$1,582
Net realized gain (loss)	936	(104,809)	(19,503)	68,870	8,805
Net change in unrealized appreciation (depreciation) of investments	14,919	45,904	(53,286)	(8,203)	(4,276)

Net increase (decrease) in net assets resulting from operations	21,391	(46,304)	(54,855)	76,830	6,111

From Contractowners Transactions:
Payments received from contractowners	195,921	2,781,843	910,990	1,131,297	106,070
Transfers between Variable Investment Options including guaranteed interest account, net	112,926	(2,775,641)	(11,747)	(73,786)	5,857
Redemptions for contract benefits and terminations	(18,358)	(50,759)	—	(8,956)	(1,110)
Contract maintenance charges	—	(25)	(7)	(66)	(20)

Net increase (decrease) in net assets resulting from contractowners transactions	290,489	(44,582)	899,236	1,048,489	110,797

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	11	177	25	14	—

Net Increase (Decrease) in Net Assets	311,891	(90,709)	844,406	1,125,333	116,908
Net Assets — Beginning of Year or Period	—	1,093,018	248,612	163,452	46,544

Net Assets — End of Year or Period	$311,891	$1,002,309	$1,093,018	$1,288,785	$163,452

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,674	$(1,438)	$(12,692)	$(12,367)	$92,344	$24,357
Net realized gain (loss)	18,073	4,311	440,334	102,052	(1,231)	(10,089)
Net change in unrealized appreciation (depreciation) of investments	18,173	(12,812)	459,726	(274,132)	44,798	(54,808)

Net increase (decrease) in net assets resulting from operations	43,920	(9,939)	887,368	(184,447)	135,911	(40,540)

From Contractowners Transactions:
Payments received from contractowners	177,714	24,824	3,852,513	767,744	1,101,680	217,198
Transfers between Variable Investment Options including guaranteed interest account, net	327,369	53,822	642,742	346,753	208,498	121,029
Redemptions for contract benefits and terminations	(1,285)	(12,587)	(131,225)	(48,459)	(48,578)	(5,438)
Contract maintenance charges	(56)	(16)	(471)	(248)	(46)	(41)

Net increase (decrease) in net assets resulting from contractowners transactions	503,742	66,043	4,363,559	1,065,790	1,261,554	332,748

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	17	—	—	(55)	50	10

Net Increase (Decrease) in Net Assets	547,679	56,104	5,250,927	881,288	1,397,515	292,218
Net Assets — Beginning of Year or Period	180,639	124,535	2,430,378	1,549,090	553,869	261,651

Net Assets — End of Year or Period	$728,318	$180,639	$7,681,305	$2,430,378	$1,951,384	$553,869

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT MICRO CAP*		1290 VT MODERATE GROWTH ALLOCATION*(b)		1290 VT MULTI-ALTERNATIVE STRATEGIES*(c)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,520)	$(1,958)	$332,609	$130,862	$1,427	$—
Net realized gain (loss)	(11,568)	1,836	(145,251)	27,800	5,590	—
Net change in unrealized appreciation (depreciation) of investments	36,090	(52,627)	5,169,252	(2,385,781)	(459)	(10)

Net increase (decrease) in net assets resulting from operations	23,002	(52,749)	5,356,610	(2,227,119)	6,558	(10)

From Contractowners Transactions:
Payments received from contractowners	263,233	40,493	27,054,229	11,725,222	436,712	5,950
Transfers between Variable Investment Options including guaranteed interest account, net	79,263	16,067	2,986,002	3,615,358	(339,384)	—
Redemptions for contract benefits and terminations	(3,342)	(266)	(1,231,804)	(346,835)	—	—
Contract maintenance charges	(41)	(36)	(414,146)	(156,560)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	339,113	56,258	28,394,281	14,837,185	97,328	5,950

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	11	11	1,330	1,473	—	—

Net Increase (Decrease) in Net Assets	362,126	3,520	33,752,221	12,611,539	103,886	5,940
Net Assets — Beginning of Year or Period	187,336	183,816	22,851,314	10,239,775	5,940	—

Net Assets — End of Year or Period	$549,462	$187,336	$56,603,535	$22,851,314	$109,826	$5,940

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(b)	1290 VT Moderate Growth Allocation replaced EQ/AXA Investment Managers Moderate Allocation due to a merger on November 4, 2022.
(c)	Units were made available on November 14, 2022.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$31,692	$14,330	$17,093	$(2,947)	$3,381	$(3,818)
Net realized gain (loss)	1,514	5,151	(68,138)	(26,696)	107,114	31,873
Net change in unrealized appreciation (depreciation) of investments	(34,628)	37,263	122,358	(50,163)	4,472	(20,384)

Net increase (decrease) in net assets resulting from operations	(1,422)	56,744	71,313	(79,806)	114,967	7,671

From Contractowners Transactions:
Payments received from contractowners	1,253,430	322,880	511,324	84,734	1,029,894	700,484
Transfers between Variable Investment Options including guaranteed interest account, net	(600,969)	193,393	62,353	90,095	(190,958)	(3,055)
Redemptions for contract benefits and terminations	(17,525)	(3,900)	(27,168)	(20,721)	(17,804)	(1,931)
Contract maintenance charges	(99)	(19)	(30)	(9)	(117)	(71)

Net increase (decrease) in net assets resulting from contractowners transactions	634,837	512,354	546,479	154,099	821,015	695,427

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(55)	50	23	—	61	—

Net Increase (Decrease) in Net Assets	633,360	569,148	617,815	74,293	936,043	703,098
Net Assets — Beginning of Year or Period	667,347	98,199	303,814	229,521	1,051,857	348,759

Net Assets — End of Year or Period	$1,300,707	$667,347	$921,629	$303,814	$1,987,900	$1,051,857

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*(c)		AB VPS DISCOVERY VALUE PORTFOLIO**(a)
	2023	2022	2023	2022	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,285	$2,090	$1,539	$—	$(108)
Net realized gain (loss)	(28,201)	(658)	17,985	—	17,868
Net change in unrealized appreciation (depreciation) of investments	168,919	(68,659)	49,143	(6)	13,150

Net increase (decrease) in net assets resulting from operations	144,003	(67,227)	68,667	(6)	30,910

From Contractowners Transactions:
Payments received from contractowners	305,095	656,055	589,704	—	131,646
Transfers between Variable Investment Options including guaranteed interest account, net	(138,024)	2,724	(407)	515	132,404
Redemptions for contract benefits and terminations	(6,420)	(2,673)	(25,942)	—	(2,690)
Contract maintenance charges	(48)	(14)	(2)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	160,603	656,092	563,353	515	261,360

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	8	23	19	—	9

Net Increase (Decrease) in Net Assets	304,614	588,888	632,039	509	292,279
Net Assets — Beginning of Year or Period	920,823	331,935	509	—	—

Net Assets — End of Year or Period	$1,225,437	$920,823	$632,548	$509	$292,279

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.
(a)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.
(c)	Units were made available on November 14, 2022.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AB VPS RELATIVE VALUE PORTFOLIO**(c)		AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**(c)		AMERICAN CENTURY VP INFLATION PROTECTION FUND(c)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,114	$(1)	$(2,289)	$(51)	$9,603	$(12)
Net realized gain (loss)	24,296	—	17,248	—	(299)	—
Net change in unrealized appreciation (depreciation) of investments	(4,982)	33	25,624	(557)	510	(6)

Net increase (decrease) in net assets resulting from operations	20,428	32	40,583	(608)	9,814	(18)

From Contractowners Transactions:
Payments received from contractowners	304,697	3,262	200,584	123,102	506,718	10,674
Transfers between Variable Investment Options including guaranteed interest account, net	14,808	—	(237)	—	68,620	—
Redemptions for contract benefits and terminations	(11,986)	—	(3,349)	—	(4,402)	—
Contract maintenance charges	(10)	—	—	—	(3)	—

Net increase (decrease) in net assets resulting from contractowners transactions	307,509	3,262	196,998	123,102	570,933	10,674

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	9	—	7	5	18	—

Net Increase (Decrease) in Net Assets	327,946	3,294	237,588	122,499	580,765	10,656
Net Assets — Beginning of Year or Period	3,294	—	122,499	—	10,656	—

Net Assets — End of Year or Period	$331,240	$3,294	$360,087	$122,499	$591,421	$10,656

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.
(c)	Units were made available on November 14, 2022.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(c)		AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(c)		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,144	$64	$1,116	$3	$(3,259)	$(1,346)
Net realized gain (loss)	55,101	(1)	36,809	—	(5,344)	31,796
Net change in unrealized appreciation (depreciation) of investments	233,221	178	75,438	(133)	53,077	(63,535)

Net increase (decrease) in net assets resulting from operations	342,466	241	113,363	(130)	44,474	(33,085)

From Contractowners Transactions:
Payments received from contractowners	4,235,462	121,794	969,242	5,758	231,633	95,313
Transfers between Variable Investment Options including guaranteed interest account, net	(136,573)	20,482	350,538	—	78,340	(973)
Redemptions for contract benefits and terminations	(63,339)	—	(19,875)	—	(4,493)	(648)
Contract maintenance charges	(50)	4	(3)	1	(14)	(9)

Net increase (decrease) in net assets resulting from contractowners transactions	4,035,500	142,280	1,299,902	5,759	305,466	93,683

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	111	—	43	—	9	—

Net Increase (Decrease) in Net Assets	4,378,077	142,521	1,413,308	5,629	349,949	60,598
Net Assets — Beginning of Year or Period	142,521	—	5,629	—	148,629	88,031

Net Assets — End of Year or Period	$4,520,598	$142,521	$1,418,937	$5,629	$498,578	$148,629

The accompanying notes are an integral part of these financial statements.

(c)	Units were made available on November 14, 2022.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND(c)		AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND(c)		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,228	$(41)	$10,216	$(22)	$9,960	$(21)
Net realized gain (loss)	47,181	—	1,890	—	(43,414)	18,386
Net change in unrealized appreciation (depreciation) of investments	168,927	(952)	40,093	614	218,464	(85,086)

Net increase (decrease) in net assets resulting from operations	223,336	(993)	52,199	592	185,010	(66,721)

From Contractowners Transactions:
Payments received from contractowners	1,551,411	86,241	591,367	104,536	1,393,466	415,898
Transfers between Variable Investment Options including guaranteed interest account, net	213,165	—	136,612	—	96,229	45,981
Redemptions for contract benefits and terminations	(47,196)	—	(19,473)	—	(30,764)	(12,640)
Contract maintenance charges	(153)	3	(5)	—	(35)	(21)

Net increase (decrease) in net assets resulting from contractowners transactions	1,717,227	86,244	708,501	104,536	1,458,896	449,218

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	54	—	21	5	50	(5)

Net Increase (Decrease) in Net Assets	1,940,617	85,251	760,721	105,133	1,643,956	382,492

Net Assets — Beginning of Year or Period	85,251	—	105,133	—	617,397	234,905

Net Assets — End of Year or Period	$2,025,868	$85,251	$865,854	$105,133	$2,261,353	$617,397

The accompanying notes are an integral part of these financial statements.

(c)	Units were made available on November 14, 2022.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®		BLACKROCK GLOBAL ALLOCATION V.I. FUND		BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$22,808	$13,785	$39,518	$(7,347)	$(18,742)	$(12,448)
Net realized gain (loss)	(55,630)	(1,896)	10,678	(67,877)	(41,038)	28,205
Net change in unrealized appreciation (depreciation) of investments	68,347	(93,869)	180,389	(6,619)	595,103	(492,332)

Net increase (decrease) in net assets resulting from operations	35,525	(81,980)	230,585	(81,843)	535,323	(476,575)

From Contractowners Transactions:
Payments received from contractowners	533,046	453,791	2,235,486	962,608	583,690	210,190
Transfers between Variable Investment Options including guaranteed interest account, net	(115,969)	(11,774)	(311,492)	(214,212)	240,487	150,068
Redemptions for contract benefits and terminations	(24,637)	(26,414)	(405,188)	(12,511)	(142,464)	(59,128)
Contract maintenance charges	(59)	(33)	(42)	(24)	(198)	(100)

Net increase (decrease) in net assets resulting from contractowners transactions	392,381	415,570	1,518,764	735,861	681,515	301,030

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	13	16	44	25	45	—

Net Increase (Decrease) in Net Assets	427,919	333,606	1,749,393	654,043	1,216,883	(175,545)

Net Assets — Beginning of Year or Period	819,146	485,540	851,730	197,687	892,275	1,067,820

Net Assets — End of Year or Period	$1,247,065	$819,146	$2,601,123	$851,730	$2,109,158	$892,275

The accompanying notes are an integral part of these financial statements.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		DELAWARE IVY VIP HIGH INCOME
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,931	$19	$(3,345)	$(2,093)	$97,212	$54,600
Net realized gain (loss)	36,453	386	(39,139)	1,809	(68,366)	(15,334)
Net change in unrealized appreciation (depreciation) of investments	55,827	(560)	86,230	(54,379)	171,916	(167,794)

Net increase (decrease) in net assets resulting from operations	95,211	(155)	43,746	(54,663)	200,762	(128,528)

From Contractowners Transactions:
Payments received from contractowners	1,476,843	11,986	267,281	22,957	549,036	650,783
Transfers between Variable Investment Options including guaranteed interest account, net	149,530	151	89,715	(19,763)	153,388	125,818
Redemptions for contract benefits and terminations	(488)	(2,102)	(2,779)	—	(38,696)	(37,470)
Contract maintenance charges	(13)	(9)	(17)	(8)	(178)	(117)

Net increase (decrease) in net assets resulting from contractowners transactions	1,625,872	10,026	354,200	3,186	663,550	739,014

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	8	6	(7)	—	11	28

Net Increase (Decrease) in Net Assets	1,721,091	9,877	397,939	(51,477)	864,323	610,514

Net Assets — Beginning of Year or Period	11,746	1,869	171,819	223,296	1,599,518	989,004

Net Assets — End of Year or Period	$1,732,837	$11,746	$569,758	$171,819	$2,463,841	$1,599,518

The accompanying notes are an integral part of these financial statements.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	DELAWARE VIP EMERGING MARKETS SERIES(c)		EATON VANCE VT FLOATING- RATE INCOME FUND		EQ/500 MANAGED VOLATILITY*(a)
	2023	2022	2023	2022	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(314)	$(10)	$136,494	$7,298	$3,086
Net realized gain (loss)	343	—	2,730	(6,662)	25,700
Net change in unrealized appreciation (depreciation) of investments	19,507	(296)	45,601	(8,168)	15,277

Net increase (decrease) in net assets resulting from operations	19,536	(306)	184,825	(7,532)	44,063

From Contractowners Transactions:
Payments received from contractowners	187,726	19,268	2,910,955	591,158	798,260
Transfers between Variable Investment Options including guaranteed interest account, net	46,907	—	1,111,895	(122,787)	112,986
Redemptions for contract benefits and terminations	(8,645)	—	(277,535)	(4,450)	(2,265)
Contract maintenance charges	—	—	(20)	(6)	—

Net increase (decrease) in net assets resulting from contractowners transactions	225,988	19,268	3,745,295	463,915	908,981

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	7	—	729	—	31

Net Increase (Decrease) in Net Assets	245,531	18,962	3,930,849	456,383	953,075

Net Assets — Beginning of Year or Period	18,962	—	508,581	52,198	—

Net Assets — End of Year or Period	$264,493	$18,962	$4,439,430	$508,581	$953,075

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.
(c)	Units were made available on November 14, 2022.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*		EQ/AB DYNAMIC GROWTH*		EQ/AB DYNAMIC MODERATE GROWTH*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$221,015	$(234,591)	$26,957	$(243,443)	$75,587	$(83,606)
Net realized gain (loss)	(687,729)	(74,153)	(360,635)	1,843,044	(132,813)	477,851
Net change in unrealized appreciation (depreciation) of investments	11,279,687	(2,355,966)	7,428,303	(4,155,366)	5,187,938	(3,114,130)

Net increase (decrease) in net assets resulting from operations	10,812,973	(2,664,710)	7,094,625	(2,555,765)	5,130,712	(2,719,885)

From Contractowners Transactions:
Payments received from contractowners	89,663,603	20,095,909	43,901,038	17,726,307	34,184,764	16,580,814
Transfers between Variable Investment Options including guaranteed interest account, net	7,691,495	1,721,175	5,933,468	3,787,153	3,633,815	2,295,115
Redemptions for contract benefits and terminations	(2,359,370)	(922,637)	(1,208,590)	(278,484)	(994,741)	(677,588)
Contract maintenance charges	(529,039)	(179,007)	(544,277)	(190,474)	(461,148)	(195,698)

Net increase (decrease) in net assets resulting from contractowners transactions	94,466,689	20,715,440	48,081,639	21,044,502	36,362,690	18,002,643

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	3,763	688	1,569	3,570	1,505	4,233

Net Increase (Decrease) in Net Assets	105,283,425	18,051,418	55,177,833	18,492,307	41,494,907	15,286,991

Net Assets — Beginning of Year or Period	30,080,575	12,029,157	30,406,875	11,914,568	27,263,407	11,976,416

Net Assets — End of Year or Period	$135,364,000	$30,080,575	$85,584,708	$30,406,875	$68,758,314	$27,263,407

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AB SHORT DURATION GOVERNMENT BOND*(c)		EQ/AB SMALL CAP GROWTH*		EQ/AB SUSTAINABLE U.S. THEMATIC*(a)
	2023	2022	2023	2022	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$21,507	$(123)	$(20,047)	$(11,200)	$(176)
Net realized gain (loss)	7,773	29	(67,653)	(16,977)	25
Net change in unrealized appreciation (depreciation) of investments	4,840	326	473,562	(287,814)	6,949

Net increase (decrease) in net assets resulting from operations	34,120	232	385,862	(315,991)	6,798

From Contractowners Transactions:
Payments received from contractowners	1,430,656	223,488	1,668,284	755,966	61,554
Transfers between Variable Investment Options including guaranteed interest account, net	(181,817)	209,508	251,907	128,684	22,285
Redemptions for contract benefits and terminations	(122,291)	(49,662)	(48,215)	(22,961)	—
Contract maintenance charges	—	—	(477)	(290)	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,126,548	383,334	1,871,499	861,399	83,839

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	31	15	1,008	(791)	—

Net Increase (Decrease) in Net Assets	1,160,699	383,581	2,258,369	544,617	90,637
Net Assets — Beginning of Year or Period	383,581	—	1,419,570	874,953	—

Net Assets — End of Year or Period	$1,544,280	$383,581	$3,677,939	$1,419,570	$90,637

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(a)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.
(c)	Units were made available on November 14, 2022.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AGGRESSIVE ALLOCATION*(c)		EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/ALL ASSET GROWTH ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,974	$965	$1,626,486	$81,170	$12,734	$675
Net realized gain (loss)	30,438	1,971	4,992,258	7,951,026	(3,355)	11,026
Net change in unrealized appreciation (depreciation) of investments	63,002	(5,412)	31,239,377	(21,479,109)	61,177	(34,312)

Net increase (decrease) in net assets resulting from operations	101,414	(2,476)	37,858,121	(13,446,913)	70,556	(22,611)

From Contractowners Transactions:
Payments received from contractowners	928,628	112,870	201,318,752	86,614,297	639,918	65,148
Transfers between Variable Investment Options including guaranteed interest account, net	1,586	—	21,249,961	11,832,455	104,970	26,528
Redemptions for contract benefits and terminations	(48,208)	—	(7,123,443)	(895,265)	(19,372)	(1,283)
Contract maintenance charges	(216)	—	(2,229,367)	(719,208)	(14)	(12)

Net increase (decrease) in net assets resulting from contractowners transactions	881,790	112,870	213,215,903	96,832,279	725,502	90,381

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	40	5	11,956	4,737	29	—

Net Increase (Decrease) in Net Assets	983,244	110,399	251,085,980	83,390,103	796,087	67,770
Net Assets — Beginning of Year or Period	110,399	—	130,414,291	47,024,188	188,965	121,195

Net Assets — End of Year or Period	$1,093,643	$110,399	$381,500,271	$130,414,291	$985,052	$188,965

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(c)	Units were made available on November 14, 2022.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*		EQ/BALANCED STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$25,899	$15,145	$221,949	$48,169	$1,041,969	$121,243
Net realized gain (loss)	80,077	67,689	(147,078)	113,155	878,758	2,055,998
Net change in unrealized appreciation (depreciation) of investments	35,814	(82,200)	3,064,110	(1,548,279)	12,202,397	(7,721,248)

Net increase (decrease) in net assets resulting from operations	141,790	634	3,138,981	(1,386,955)	14,123,124	(5,544,007)

From Contractowners Transactions:
Payments received from contractowners	2,140,305	933,284	19,110,188	5,205,575	79,309,983	41,648,886
Transfers between Variable Investment Options including guaranteed interest account, net	51,905	111,124	3,279,263	1,306,505	23,221,456	7,165,098
Redemptions for contract benefits and terminations	(31,350)	(3,511)	(1,240,028)	(271,102)	(3,189,683)	(1,015,390)
Contract maintenance charges	(163)	(68)	(196,134)	(97,911)	(1,135,570)	(356,418)

Net increase (decrease) in net assets resulting from contractowners transactions	2,160,697	1,040,829	20,953,289	6,143,067	98,206,186	47,442,176

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	8	8	1,044	594	(3,143)	7,377

Net Increase (Decrease) in Net Assets	2,302,495	1,041,471	24,093,314	4,756,706	112,326,167	41,905,546
Net Assets — Beginning of Year or Period	1,247,213	205,742	10,892,837	6,136,131	65,351,777	23,446,231

Net Assets — End of Year or Period	$3,549,708	$1,247,213	$34,986,151	$10,892,837	$177,677,944	$65,351,777

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*(d)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,096)	$(1,303)	$(3,938)	$(2,077)	$11,711	$(7,560)
Net realized gain (loss)	41,197	11,336	(19,239)	(5,060)	222,450	119,436
Net change in unrealized appreciation (depreciation) of investments	184,381	(45,767)	204,991	(76,226)	817,623	(598,199)

Net increase (decrease) in net assets resulting from operations	218,482	(35,734)	181,814	(83,363)	1,051,784	(486,323)

From Contractowners Transactions:
Payments received from contractowners	1,158,200	51,710	500,343	399,725	2,934,892	625,760
Transfers between Variable Investment Options including guaranteed interest account, net	252,464	16,434	94,263	33,878	819,003	571,337
Redemptions for contract benefits and terminations	(10,063)	—	(42,366)	(14,083)	(242,409)	(35,813)
Contract maintenance charges	(54)	(26)	(30)	(17)	(1,235)	(699)

Net increase (decrease) in net assets resulting from contractowners transactions	1,400,547	68,118	552,210	419,503	3,510,251	1,160,585

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	61	—	26	20	(416)	113

Net Increase (Decrease) in Net Assets	1,619,090	32,384	734,050	336,160	4,561,619	674,375
Net Assets — Beginning of Year or Period	102,767	70,383	562,747	226,587	2,575,283	1,900,908

Net Assets — End of Year or Period	$1,721,857	$102,767	$1,296,797	$562,747	$7,136,902	$2,575,283

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(d)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CONSERVATIVE ALLOCATION*(c)		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,183	$754	$463,662	$59,824	$302,809	$45,764
Net realized gain (loss)	14,333	(49)	274,179	1,255,602	(450,545)	49,284
Net change in unrealized appreciation (depreciation) of investments	23,690	(1,531)	4,821,100	(4,101,683)	2,311,045	(954,669)

Net increase (decrease) in net assets resulting from operations	65,206	(826)	5,558,941	(2,786,257)	2,163,309	(859,621)

From Contractowners Transactions:
Payments received from contractowners	1,574,798	75,257	31,739,480	21,222,929	16,216,932	9,224,804
Transfers between Variable Investment Options including guaranteed interest account, net	29,256	—	7,534,845	3,816,786	9,600,811	3,040,060
Redemptions for contract benefits and terminations	(87,541)	(22,449)	(1,765,254)	(990,645)	(1,803,736)	(459,821)
Contract maintenance charges	—	2	(549,336)	(188,116)	(264,862)	(66,166)

Net increase (decrease) in net assets resulting from contractowners transactions	1,516,513	52,810	36,959,735	23,860,954	23,749,145	11,738,877

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	54	—	2,089	929	(6,690)	373

Net Increase (Decrease) in Net Assets	1,581,773	51,984	42,520,765	21,075,626	25,905,764	10,879,629
Net Assets — Beginning of Year or Period	51,984	—	33,277,322	12,201,696	14,533,514	3,653,885

Net Assets — End of Year or Period	$1,633,757	$51,984	$75,798,087	$33,277,322	$40,439,278	$14,533,514

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(c)	Units were made available on November 14, 2022.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*(e)(f)		EQ/EMERGING MARKETS EQUITY PLUS*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$84,282	$6,995	$38,630	$9,557	$14,812	$2,479
Net realized gain (loss)	(44,114)	(17,766)	(3,268)	55	(12,294)	11,360
Net change in unrealized appreciation (depreciation) of investments	119,493	(62,969)	41,401	(67)	48,524	(56,385)

Net increase (decrease) in net assets resulting from operations	159,661	(73,740)	76,763	9,545	51,042	(42,546)

From Contractowners Transactions:
Payments received from contractowners	4,957,016	704,147	2,067,770	30,709	734,442	72,955
Transfers between Variable Investment Options including guaranteed interest account, net	116,473	56,140	106,050	375,496	60,416	37,766
Redemptions for contract benefits and terminations	(159,811)	(31,716)	(59,533)	(7,456)	(19,027)	—
Contract maintenance charges	(165)	(90)	(36)	(3)	(29)	(6)

Net increase (decrease) in net assets resulting from contractowners transactions	4,913,513	728,481	2,114,251	398,746	775,802	110,715

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	144	24	80	16	31	28

Net Increase (Decrease) in Net Assets	5,073,318	654,765	2,191,094	408,307	826,875	68,197
Net Assets — Beginning of Year or Period	1,218,817	564,052	408,307	—	240,116	171,919

Net Assets — End of Year or Period	$6,292,135	$1,218,817	$2,599,401	$408,307	$1,066,991	$240,116

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(e)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.
(f)	Units were made available on November 11, 2022.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN MODERATE ALLOCATION*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$90,891	$6,136	$(8,180)	$(3,185)	$256,509	$15,893
Net realized gain (loss)	387,436	91,044	61,538	29,102	(117,589)	(140,068)
Net change in unrealized appreciation (depreciation) of investments	3,405,361	(1,262,117)	404,259	(122,186)	2,266,588	(445,120)

Net increase (decrease) in net assets resulting from operations	3,883,688	(1,164,937)	457,617	(96,269)	2,405,508	(569,295)

From Contractowners Transactions:
Payments received from contractowners	19,097,815	3,329,520	2,970,754	335,441	24,463,057	6,010,578
Transfers between Variable Investment Options including guaranteed interest account, net	133,361	1,048,141	334,040	(3,520)	4,359,243	656,787
Redemptions for contract benefits and terminations	(511,434)	(121,266)	(18,691)	(462)	(849,881)	(259,053)
Contract maintenance charges	(1,963)	(945)	(307)	(191)	(152,369)	(36,365)

Net increase (decrease) in net assets resulting from contractowners transactions	18,717,779	4,255,450	3,285,796	331,268	27,820,050	6,371,947

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	398	414	112	7	982	531

Net Increase (Decrease) in Net Assets	22,601,865	3,090,927	3,743,525	235,006	30,226,540	5,803,183
Net Assets — Beginning of Year or Period	7,832,066	4,741,139	545,768	310,762	8,328,721	2,525,538

Net Assets — End of Year or Period	$30,433,931	$7,832,066	$4,289,293	$545,768	$38,555,261	$8,328,721

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/FRANKLIN RISING DIVIDENDS*		EQ/GOLDMAN SACHS GROWTH ALLOCATION*		EQ/GOLDMAN SACHS MID CAP VALUE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$15,873	$338	$1,394,093	$(16,291)	$(2,950)	$(2,055)
Net realized gain (loss)	16,249	11,457	(185,279)	(105,476)	13,651	58,278
Net change in unrealized appreciation (depreciation) of investments	330,614	(53,213)	9,432,315	(2,512,983)	97,316	(98,002)

Net increase (decrease) in net assets resulting from operations	362,736	(41,418)	10,641,129	(2,634,750)	108,017	(41,779)

From Contractowners Transactions:
Payments received from contractowners	3,884,348	609,139	65,517,400	21,330,970	512,102	248,041
Transfers between Variable Investment Options including guaranteed interest account, net	1,205,041	387,433	16,618,183	3,824,969	33,151	123,374
Redemptions for contract benefits and terminations	(185,383)	(10,492)	(2,023,762)	(645,213)	(4,128)	(1,483)
Contract maintenance charges	(240)	(96)	(594,326)	(174,700)	(153)	(73)

Net increase (decrease) in net assets resulting from contractowners transactions	4,903,766	985,984	79,517,495	24,336,026	540,972	369,859

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	151	34	2,558	1,189	22	103

Net Increase (Decrease) in Net Assets	5,266,653	944,600	90,161,182	21,702,465	649,011	328,183
Net Assets — Beginning of Year or Period	1,242,543	297,943	32,412,990	10,710,525	571,770	243,587

Net Assets — End of Year or Period	$6,509,196	$1,242,543	$122,574,172	$32,412,990	$1,220,781	$571,770

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE CORPORATE BOND*(g)
	2023	2022	2023	2022	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,288,146	$(59,897)	$1,105,930	$(12,729)	$390
Net realized gain (loss)	(151,873)	(268,277)	3,716,057	5,815,773	1
Net change in unrealized appreciation (depreciation) of investments	5,599,585	(1,979,709)	19,301,977	(17,922,358)	1,820

Net increase (decrease) in net assets resulting from operations	6,735,858	(2,307,883)	24,123,964	(12,119,314)	2,211

From Contractowners Transactions:
Payments received from contractowners	55,648,661	17,248,475	118,488,675	54,525,455	—
Transfers between Variable Investment Options including guaranteed interest account, net	8,080,484	1,467,471	14,571,815	5,261,988	49,562
Redemptions for contract benefits and terminations	(1,336,714)	(694,237)	(3,706,542)	(2,047,997)	—
Contract maintenance charges	(436,561)	(147,272)	(1,614,545)	(712,401)	—

Net increase (decrease) in net assets resulting from contractowners transactions	61,955,870	17,874,437	127,739,403	57,027,045	49,562

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	2,361	10,025	6,727	8,247	—

Net Increase (Decrease) in Net Assets	68,694,089	15,576,579	151,870,094	44,915,978	51,773
Net Assets — Beginning of Year or Period	24,971,815	9,395,236	94,922,372	50,006,394	—

Net Assets — End of Year or Period	$93,665,904	$24,971,815	$246,792,466	$94,922,372	$51,773

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(g)	Units were made available on November 13, 2023.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$61,628	$(52)	$1,652	$508	$66,641	$12,936
Net realized gain (loss)	756	(10,021)	(9,648)	218	(5,181)	(10,089)
Net change in unrealized appreciation (depreciation) of investments	(3,330)	982	38,499	(12,811)	281,014	(103,520)

Net increase (decrease) in net assets resulting from operations	59,054	(9,091)	30,503	(12,085)	342,474	(100,673)

From Contractowners Transactions:
Payments received from contractowners	701,373	82,679	54,923	28,562	2,142,700	313,008
Transfers between Variable Investment Options including guaranteed interest account, net	1,825,819	4,456	32,231	55,096	124,640	41,220
Redemptions for contract benefits and terminations	(28,633)	(2,837)	(6,962)	(658)	(25,754)	(15,786)
Contract maintenance charges	(32)	(18)	(20)	(3)	(134)	(74)

Net increase (decrease) in net assets resulting from contractowners transactions	2,498,527	84,280	80,172	82,997	2,241,452	338,368

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	77	—	—	—	105	(14)

Net Increase (Decrease) in Net Assets	2,557,658	75,189	110,675	70,912	2,584,031	237,681
Net Assets — Beginning of Year or Period	154,637	79,448	163,369	92,457	973,889	736,208

Net Assets — End of Year or Period	$2,712,295	$154,637	$274,044	$163,369	$3,557,920	$973,889

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,901	$3,169	$(17,415)	$(7,378)	$5,883	$1,446
Net realized gain (loss)	79,838	42,351	3,394	15,967	7,958	10,231
Net change in unrealized appreciation (depreciation) of investments	10,521	(44,139)	405,054	(197,366)	26,829	(38,865)

Net increase (decrease) in net assets resulting from operations	99,260	1,381	391,033	(188,777)	40,670	(27,188)

From Contractowners Transactions:
Payments received from contractowners	760,247	273,947	1,179,400	384,167	184,066	77,906
Transfers between Variable Investment Options including guaranteed interest account, net	29,987	67,989	203,692	109,468	8,690	—
Redemptions for contract benefits and terminations	(19,591)	(28,640)	(30,141)	(6,459)	(2,658)	(319)
Contract maintenance charges	(58)	(11)	(78)	(58)	(18)	(10)

Net increase (decrease) in net assets resulting from contractowners transactions	770,585	313,285	1,352,873	487,118	190,080	77,577

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	(6)	51	144	—	(9)

Net Increase (Decrease) in Net Assets	869,845	314,660	1,743,957	298,485	230,750	50,380
Net Assets — Beginning of Year or Period	489,169	174,509	801,667	503,182	293,377	242,997

Net Assets — End of Year or Period	$1,359,014	$489,169	$2,545,624	$801,667	$524,127	$293,377

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INVESCO MODERATE ALLOCATION*		EQ/INVESCO MODERATE GROWTH ALLOCATION*(h)		EQ/JANUS ENTERPRISE*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$289,381	$(69,805)	$950,678	$48,010	$(29,105)	$(12,763)
Net realized gain (loss)	(142,108)	(78,259)	(116,517)	(83,744)	197,007	55,072
Net change in unrealized appreciation (depreciation) of investments	2,622,769	(814,256)	5,893,072	(680,582)	231,666	(206,667)

Net increase (decrease) in net assets resulting from operations	2,770,042	(962,320)	6,727,233	(716,316)	399,568	(164,358)

From Contractowners Transactions:
Payments received from contractowners	23,309,130	7,866,769	28,836,095	9,725,711	2,151,064	800,328
Transfers between Variable Investment Options including guaranteed interest account, net	3,701,886	1,820,834	10,606,287	16,549,341	96,729	70,953
Redemptions for contract benefits and terminations	(885,664)	(185,769)	(1,473,961)	(337,298)	(28,141)	(22,280)
Contract maintenance charges	(224,725)	(83,325)	(513,380)	(92,339)	(270)	(157)

Net increase (decrease) in net assets resulting from contractowners transactions	25,900,627	9,418,509	37,455,041	25,845,415	2,219,382	848,844

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	1,019	499	1,480	3,503	32	(16)

Net Increase (Decrease) in Net Assets	28,671,688	8,456,688	44,183,754	25,132,602	2,618,982	684,470
Net Assets — Beginning of Year or Period	13,707,806	5,251,118	29,153,783	4,021,181	1,520,090	835,620

Net Assets — End of Year or Period	$42,379,494	$13,707,806	$73,337,537	$29,153,783	$4,139,072	$1,520,090

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(h)	EQ/Invesco Moderate Growth Allocation replaced EQ/First Trust Moderate Growth Allocation due to a merger on November 4, 2022.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/JPMORGAN GROWTH ALLOCATION*(i)		EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,902,365	$(112,036)	$(66,309)	$(25,218)	$59,178	$2,149
Net realized gain (loss)	(174,724)	(14,448)	1,106,195	16,209	415,578	154,571
Net change in unrealized appreciation (depreciation) of investments	8,654,538	(2,421,591)	821,817	(863,194)	327,778	(168,854)

Net increase (decrease) in net assets resulting from operations	10,382,179	(2,548,075)	1,861,703	(872,203)	802,534	(12,134)

From Contractowners Transactions:
Payments received from contractowners	80,767,670	22,462,786	5,109,394	1,572,495	5,625,212	1,812,591
Transfers between Variable Investment Options including guaranteed interest account, net	14,527,905	10,152,370	474,626	183,915	1,085,672	427,028
Redemptions for contract benefits and terminations	(2,649,648)	(233,951)	(165,572)	(32,780)	(114,238)	(10,504)
Contract maintenance charges	(734,981)	(190,128)	(1,050)	(542)	(368)	(231)

Net increase (decrease) in net assets resulting from contractowners transactions	91,910,946	32,191,077	5,417,398	1,723,088	6,596,278	2,228,884

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	3,119	2,657	182	40	230	417

Net Increase (Decrease) in Net Assets	102,296,244	29,645,659	7,279,283	850,925	7,399,042	2,217,167
Net Assets — Beginning of Year or Period	40,978,828	11,333,169	2,475,615	1,624,690	3,322,831	1,105,664

Net Assets — End of Year or Period	$143,275,072	$40,978,828	$9,754,898	$2,475,615	$10,721,873	$3,322,831

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(i)	EQ/JPMorgan Growth Allocation replaced EQ/Franklin Growth Allocation due to a merger on November 4, 2022.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(38,039)	$(10,420)	$24,256	$7,814	$2,553	$1,560
Net realized gain (loss)	200,836	53,889	79,952	5,984	5,858	16,136
Net change in unrealized appreciation (depreciation) of investments	1,290,756	(408,350)	159,728	(66,923)	74,234	(69,372)

Net increase (decrease) in net assets resulting from operations	1,453,553	(364,881)	263,936	(53,125)	82,645	(51,676)

From Contractowners Transactions:
Payments received from contractowners	5,077,559	1,117,908	2,085,731	879,464	124,677	239,347
Transfers between Variable Investment Options including guaranteed interest account, net	234,051	351,928	128,766	(94,974)	(12,591)	105,008
Redemptions for contract benefits and terminations	(117,196)	(44,262)	(65,024)	(14,115)	(31,211)	(12,850)
Contract maintenance charges	(401)	(219)	(218)	(153)	(80)	(30)

Net increase (decrease) in net assets resulting from contractowners transactions	5,194,013	1,425,355	2,149,255	770,222	80,795	331,475

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	48	(16)	69	(9)	—	85

Net Increase (Decrease) in Net Assets	6,647,614	1,060,458	2,413,260	717,088	163,440	279,884
Net Assets — Beginning of Year or Period	1,878,411	817,953	1,231,567	514,479	649,533	369,649

Net Assets — End of Year or Period	$8,526,025	$1,878,411	$3,644,827	$1,231,567	$812,973	$649,533

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America..

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*(j)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$23,781	$5,453	$(25,726)	$(6,244)	$17,803	$(1,247)
Net realized gain (loss)	(8,303)	(7,966)	150,331	61,868	95,479	15,812
Net change in unrealized appreciation (depreciation) of investments	70,599	(18,857)	497,117	(202,682)	144,086	(105,364)

Net increase (decrease) in net assets resulting from operations	86,077	(21,370)	621,722	(147,058)	257,368	(90,799)

From Contractowners Transactions:
Payments received from contractowners	428,186	102,579	2,228,954	660,807	1,958,074	626,401
Transfers between Variable Investment Options including guaranteed interest account, net	110,374	(16,195)	404,173	158,663	295,320	183,624
Redemptions for contract benefits and terminations	(10,860)	(558)	(34,434)	(1,296)	(43,840)	(28,389)
Contract maintenance charges	(208)	(100)	(147)	(91)	(173)	(96)

Net increase (decrease) in net assets resulting from contractowners transactions	527,492	85,726	2,598,546	818,083	2,209,381	781,540

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	—	—	—	101	(8)

Net Increase (Decrease) in Net Assets	613,569	64,356	3,220,268	671,025	2,466,850	690,733
Net Assets — Beginning of Year or Period	173,606	109,250	958,217	287,192	1,211,555	520,822

Net Assets — End of Year or Period	$787,175	$173,606	$4,178,485	$958,217	$3,678,405	$1,211,555

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(j)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$13,267	$(8,403)	$(9,408)	$(6,204)	$(51,655)	$(22,044)
Net realized gain (loss)	20,420	21,129	6,399	(7,230)	(94,652)	31,587
Net change in unrealized appreciation (depreciation) of investments	291,139	(274,502)	149,853	(133,363)	1,871,108	(755,560)

Net increase (decrease) in net assets resulting from operations	324,826	(261,776)	146,844	(146,797)	1,724,801	(746,017)

From Contractowners Transactions:
Payments received from contractowners	1,916,228	581,738	316,211	250,049	3,472,385	920,326
Transfers between Variable Investment Options including guaranteed interest account, net	143,206	92,349	86,812	5,608	814,793	244,739
Redemptions for contract benefits and terminations	(31,904)	(2,689)	(16,187)	(21,029)	(79,746)	(42,169)
Contract maintenance charges	(199)	(109)	(177)	(115)	(544)	(278)

Net increase (decrease) in net assets resulting from contractowners transactions	2,027,331	671,289	386,659	234,513	4,206,888	1,122,618

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	70	5	20	—	127	72

Net Increase (Decrease) in Net Assets	2,352,227	409,518	533,523	87,716	5,931,816	376,673
Net Assets — Beginning of Year or Period	1,306,145	896,627	546,390	458,674	1,960,585	1,583,912

Net Assets — End of Year or Period	$3,658,372	$1,306,145	$1,079,913	$546,390	$7,892,401	$1,960,585

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,140	$31,826	$8,573	$(2,180)	$788	$(1,123)
Net realized gain (loss)	(2,146)	21,161	140,682	76,898	15,837	6,623
Net change in unrealized appreciation (depreciation) of investments	(57,892)	(51,314)	355,466	(267,561)	45,276	(76,334)

Net increase (decrease) in net assets resulting from operations	(39,898)	1,673	504,721	(192,843)	61,901	(70,834)

From Contractowners Transactions:
Payments received from contractowners	996,992	319,914	3,037,461	613,270	69,162	151,829
Transfers between Variable Investment Options including guaranteed interest account, net	(56,418)	224,986	441,161	87,367	21,796	71,869
Redemptions for contract benefits and terminations	(18,491)	(17,830)	(109,442)	(26,172)	(25,734)	(10,510)
Contract maintenance charges	(163)	(12)	(271)	(144)	(33)	(18)

Net increase (decrease) in net assets resulting from contractowners transactions	921,920	527,058	3,368,909	674,321	65,191	213,170

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	10	52	—	(43)	—	(12)

Net Increase (Decrease) in Net Assets	882,032	528,783	3,873,630	481,435	127,092	142,324
Net Assets — Beginning of Year or Period	770,764	241,981	1,660,246	1,178,811	498,016	355,692

Net Assets — End of Year or Period	$1,652,796	$770,764	$5,533,876	$1,660,246	$625,108	$498,016

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*(c)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$137,877	$(95)	$1,034,764	$21,976	$47,035	$3,776
Net realized gain (loss)	162,413	(8,746)	3,186,245	4,395,547	143,189	4,673
Net change in unrealized appreciation (depreciation) of investments	356,149	(177,912)	13,076,231	(12,665,267)	198,434	(7,900)

Net increase (decrease) in net assets resulting from operations	656,439	(186,753)	17,297,240	(8,247,744)	388,658	549

From Contractowners Transactions:
Payments received from contractowners	6,655,824	505,084	98,110,127	45,035,293	3,914,954	436,604
Transfers between Variable Investment Options including guaranteed interest account, net	2,831,013	(114,361)	14,912,841	8,443,480	379,998	—
Redemptions for contract benefits and terminations	(182,378)	(69,333)	(3,810,339)	(1,702,476)	(122,048)	—
Contract maintenance charges	(477)	(209)	(1,243,058)	(450,838)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	9,303,982	321,181	107,969,571	51,325,459	4,172,904	436,604

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	264	(32)	6,740	8,592	184	14

Net Increase (Decrease) in Net Assets	9,960,685	134,396	125,273,551	43,086,307	4,561,746	437,167
Net Assets — Beginning of Year or Period	1,047,727	913,331	73,686,017	30,599,710	437,167	—

Net Assets — End of Year or Period	$11,008,412	$1,047,727	$198,959,568	$73,686,017	$4,998,913	$437,167

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(c)	Units were made available on November 14, 2022.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MONEY MARKET*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,941,487	$88,080	$2,799	$19,803	$3,556	$40,439
Net realized gain (loss)	(17)	84	(18,820)	(3,808)	(59,313)	(4,917)
Net change in unrealized appreciation (depreciation) of investments	17	(81)	31,692	(47,689)	88,487	(109,806)

Net increase (decrease) in net assets resulting from operations	7,941,487	88,083	15,671	(31,694)	32,730	(74,284)

From Contractowners Transactions:
Payments received from contractowners	8,174,490,377	303,909,936	283,168	139,961	840,486	344,164
Transfers between Variable Investment Options including guaranteed interest account, net	(7,935,731,897)	(257,128,002)	18,840	(10,248)	(86,583)	153,550
Redemptions for contract benefits and terminations	(13,951,626)	(41,838)	(15,076)	(1,572)	(31,584)	(28,508)
Contract maintenance charges	(38,597)	(120)	(42)	(23)	(86)	(42)

Net increase (decrease) in net assets resulting from contractowners transactions	224,768,257	46,739,976	286,890	128,118	722,233	469,164

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	62,009	693	10	6	34	13

Net Increase (Decrease) in Net Assets	232,771,753	46,828,752	302,571	96,430	754,997	394,893
Net Assets — Beginning of Year or Period	47,197,921	369,169	206,065	109,635	787,726	392,833

Net Assets — End of Year or Period	$279,969,674	$47,197,921	$508,636	$206,065	$1,542,723	$787,726

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*		EQ/SMALL COMPANY INDEX*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$51,988	$30,287	$116,080	$2,436	$10,167	$(45)
Net realized gain (loss)	(50,579)	(14,464)	17,869	(145)	47,213	14,845
Net change in unrealized appreciation (depreciation) of investments	117,479	(197,446)	(32,821)	(4,050)	317,194	(172,630)

Net increase (decrease) in net assets resulting from operations	118,888	(181,623)	101,128	(1,759)	374,574	(157,830)

From Contractowners Transactions:
Payments received from contractowners	1,789,508	643,199	3,441,785	280,811	1,914,091	565,494
Transfers between Variable Investment Options including guaranteed interest account, net	(86,341)	29,591	(295,691)	259,030	151,348	157,383
Redemptions for contract benefits and terminations	(56,032)	(28,970)	(206,200)	(61,326)	(48,153)	(12,938)
Contract maintenance charges	(106)	(76)	(43)	(16)	(195)	(93)

Net increase (decrease) in net assets resulting from contractowners transactions	1,647,029	643,744	2,939,851	478,499	2,017,091	709,846

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	54	17	91	16	70	5

Net Increase (Decrease) in Net Assets	1,765,971	462,138	3,041,070	476,756	2,391,735	552,021
Net Assets — Beginning of Year or Period	1,353,333	891,195	621,445	144,689	1,105,546	553,525

Net Assets — End of Year or Period	$3,119,304	$1,353,333	$3,662,515	$621,445	$3,497,281	$1,105,546

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(35,486)	$(18,351)	$941	$(565)	$43,418	$24,843
Net realized gain (loss)	(11,369)	26,581	(12,880)	5,189	97,286	16,349
Net change in unrealized appreciation (depreciation) of investments	183,679	(175,583)	160,594	(69,462)	25,966	63,623

Net increase (decrease) in net assets resulting from operations	136,824	(167,353)	148,655	(64,838)	166,670	104,815

From Contractowners Transactions:
Payments received from contractowners	2,196,270	749,084	713,448	190,930	671,188	459,764
Transfers between Variable Investment Options including guaranteed interest account, net	16,340	210,973	(34,061)	92,944	252,457	217,063
Redemptions for contract benefits and terminations	(67,451)	(48,851)	(6,100)	(5,614)	(51,751)	(38,393)
Contract maintenance charges	(466)	(294)	(91)	(70)	(162)	(26)

Net increase (decrease) in net assets resulting from contractowners transactions	2,144,693	910,912	673,196	278,190	871,732	638,408

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	68	7	20	(12)	(29)	26

Net Increase (Decrease) in Net Assets	2,281,585	743,566	821,871	213,340	1,038,373	743,249
Net Assets — Beginning of Year or Period	1,959,130	1,215,564	509,145	295,805	973,413	230,164

Net Assets — End of Year or Period	$4,240,715	$1,959,130	$1,331,016	$509,145	$2,011,786	$973,413

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*(c)		EQUITABLE MODERATE GROWTH MF/ETF*(c)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$47,356	$(1,462)	$29,424	$923	$35,347	$215
Net realized gain (loss)	(2,640)	(68,530)	371	(1)	1,270	—
Net change in unrealized appreciation (depreciation) of investments	82,029	(1,678)	167,106	(3,062)	143,268	(321)

Net increase (decrease) in net assets resulting from operations	126,745	(71,670)	196,901	(2,140)	179,885	(106)

From Contractowners Transactions:
Payments received from contractowners	2,147,953	34,193	2,498,831	91,708	2,574,336	13,833
Transfers between Variable Investment Options including guaranteed interest account, net	279,243	(286,252)	150,169	—	376,552	—
Redemptions for contract benefits and terminations	(68,201)	(10,361)	—	—	(45,151)	—
Contract maintenance charges	(4)	(3)	(190)	4	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	2,358,991	(262,423)	2,648,810	91,712	2,905,737	13,833

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	83	(13)	8	—	20	—

Net Increase (Decrease) in Net Assets	2,485,819	(334,106)	2,845,719	89,572	3,085,642	13,727
Net Assets — Beginning of Year or Period	88,386	422,492	89,572	—	13,727	—

Net Assets — End of Year or Period	$2,574,205	$88,386	$2,935,291	$89,572	$3,099,369	$13,727

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(c)	Units were made available on November 14, 2022.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FEDERATED HERMES HIGH INCOME BOND FUND II(c)		FEDERATED HERMES KAUFMANN FUND II(c)		FIDELITY® VIP MID CAP PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,759	$(30)	$(1,270)	$(3)	$(11,649)	$(5,931)
Net realized gain (loss)	(1,614)	—	(739)	—	75,870	47,643
Net change in unrealized appreciation (depreciation) of investments	77,103	(903)	28,860	(200)	269,004	(130,816)

Net increase (decrease) in net assets resulting from operations	83,248	(933)	26,851	(203)	333,225	(89,104)

From Contractowners Transactions:
Payments received from contractowners	1,098,545	55,487	264,791	5,597	2,379,345	392,090
Transfers between Variable Investment Options including guaranteed interest account, net	181,917	—	71,105	—	285,005	167,306
Redemptions for contract benefits and terminations	(38,733)	—	(12,366)	—	(76,989)	(9,357)
Contract maintenance charges	—	4	—	1	(438)	(233)

Net increase (decrease) in net assets resulting from contractowners transactions	1,241,729	55,491	323,530	5,598	2,586,923	549,806

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	81	—	10	—	84	17

Net Increase (Decrease) in Net Assets	1,325,058	54,558	350,391	5,395	2,920,232	460,719
Net Assets — Beginning of Year or Period	54,558	—	5,395	—	937,665	476,946

Net Assets — End of Year or Period	$1,379,616	$54,558	$355,786	$5,395	$3,857,897	$937,665

The accompanying notes are an integral part of these financial statements.

(c)	Units were made available on November 14, 2022.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$226,448	$26,423	$7,327	$298	$29,866	$1,013
Net realized gain (loss)	(24,219)	(5,201)	4,259	(5)	(3,798)	(18,855)
Net change in unrealized appreciation (depreciation) of investments	159,049	(130,213)	7,633	(659)	180,694	(21,147)

Net increase (decrease) in net assets resulting from operations	361,278	(108,991)	19,219	(366)	206,762	(38,989)

From Contractowners Transactions:
Payments received from contractowners	4,391,648	660,495	445,639	25,170	2,146,656	322,724
Transfers between Variable Investment Options including guaranteed interest account, net	707,980	102,917	(17,564)	5,639	134,032	(128,329)
Redemptions for contract benefits and terminations	(163,390)	(38,314)	(5,835)	—	(11,710)	(7,290)
Contract maintenance charges	(148)	(68)	(18)	3	(15)	(8)

Net increase (decrease) in net assets resulting from contractowners transactions	4,936,090	725,030	422,222	30,812	2,268,963	187,097

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	162	33	13	—	72	7

Net Increase (Decrease) in Net Assets	5,297,530	616,072	441,454	30,446	2,475,797	148,115
Net Assets — Beginning of Year or Period	1,309,609	693,537	30,446	—	399,142	251,027

Net Assets — End of Year or Period	$6,607,139	$1,309,609	$471,900	$30,446	$2,874,939	$399,142

The accompanying notes are an integral part of these financial statements.

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND		HARTFORD DISCIPLINED EQUITY HLS FUND(k)
	2023	2022	2023	2022	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$424	$218	$109,182	$28,099	$(331)
Net realized gain (loss)	(12,431)	6,546	128,022	11,602	17
Net change in unrealized appreciation (depreciation) of investments	26,093	(20,351)	(1,154)	(95,378)	26,616

Net increase (decrease) in net assets resulting from operations	14,086	(13,587)	236,050	(55,677)	26,302

From Contractowners Transactions:
Payments received from contractowners	314,746	—	2,984,442	242,488	401,638
Transfers between Variable Investment Options including guaranteed interest account, net	(41,504)	—	606,379	174,099	3,346
Redemptions for contract benefits and terminations	(646)	—	(168,285)	(41,984)	—
Contract maintenance charges	—	(2)	(44)	(24)	—

Net increase (decrease) in net assets resulting from contractowners transactions	272,596	(2)	3,422,492	374,579	404,984

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	—	12	13	—

Net Increase (Decrease) in Net Assets	286,682	(13,589)	3,658,554	318,915	431,286
Net Assets — Beginning of Year or Period	65,921	79,510	1,027,960	709,045	—

Net Assets — End of Year or Period	$352,603	$65,921	$4,686,514	$1,027,960	$431,286

The accompanying notes are an integral part of these financial statements.

(k)	Units were made available on May 22, 2023.

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. BALANCED- RISK ALLOCATION FUND(a)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. EQUITY AND INCOME FUND
	2023	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,896)	$4,488	$1,247	$9,627	$3,551
Net realized gain (loss)	69	39,662	28,059	67,480	115,283
Net change in unrealized appreciation (depreciation) of investments	27,384	1,877	(32,878)	43,832	(170,832)

Net increase (decrease) in net assets resulting from operations	23,557	46,027	(3,572)	120,939	(51,998)

From Contractowners Transactions:
Payments received from contractowners	422,672	247,365	88,022	530,302	839,390
Transfers between Variable Investment Options including guaranteed interest account, net	199,956	95,499	64,153	135,991	76,943
Redemptions for contract benefits and terminations	(10,664)	(4,893)	(3,026)	(335)	(8,447)
Contract maintenance charges	—	(38)	(13)	(23)	(10)

Net increase (decrease) in net assets resulting from contractowners transactions	611,964	337,933	149,136	665,935	907,876

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	19	9	5	30	32

Net Increase (Decrease) in Net Assets	635,540	383,969	145,569	786,904	855,910
Net Assets — Beginning of Year or Period	—	310,970	165,401	937,038	81,128

Net Assets — End of Year or Period	$635,540	$694,939	$310,970	$1,723,942	$937,038

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. HEALTH CARE FUND(c)		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MAIN STREET MID CAP FUND
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,654)	$(64)	$80,101	$12,424	$(1,827)	$(367)
Net realized gain (loss)	(9,057)	(26)	(29,139)	(5,515)	(4,689)	8,212
Net change in unrealized appreciation (depreciation) of investments	20,747	(1,824)	74,927	(40,683)	27,252	(11,063)

Net increase (decrease) in net assets resulting from operations	8,036	(1,914)	125,889	(33,774)	20,736	(3,218)

From Contractowners Transactions:
Payments received from contractowners	800,576	173,660	1,645,877	259,206	279,126	3,207
Transfers between Variable Investment Options including guaranteed interest account, net	(211,374)	—	90,209	(9,151)	(21,678)	23,955
Redemptions for contract benefits and terminations	(26,053)	(1,485)	(25,405)	(4,780)	(1,139)	—
Contract maintenance charges	(65)	—	(99)	(62)	(7)	(4)

Net increase (decrease) in net assets resulting from contractowners transactions	563,084	172,175	1,710,582	245,213	256,302	27,158

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(6)	5	73	8	—	—

Net Increase (Decrease) in Net Assets	571,114	170,266	1,836,544	211,447	277,038	23,940
Net Assets — Beginning of Year or Period	170,266	—	474,426	262,979	41,832	17,892

Net Assets — End of Year or Period	$741,380	$170,266	$2,310,970	$474,426	$318,870	$41,832

The accompanying notes are an integral part of these financial statements.

(c)	Units were made available on November 14, 2022.

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	INVESCO V.I. SMALL CAP EQUITY FUND		JANUS HENDERSON BALANCED PORTFOLIO(c)		JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(c)
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,370)	$(1,158)	$71,726	$(9)	$27,331	$119
Net realized gain (loss)	8,410	19,655	13,939	35	(2,744)	—
Net change in unrealized appreciation (depreciation) of investments	69,793	(36,990)	633,373	(7,847)	12,789	(734)

Net increase (decrease) in net assets resulting from operations	72,833	(18,493)	719,038	(7,821)	37,376	(615)

From Contractowners Transactions:
Payments received from contractowners	921,796	44,414	8,485,577	392,430	1,088,597	113,110
Transfers between Variable Investment Options including guaranteed interest account, net	54,466	10,972	787,113	17,149	84,305	—
Redemptions for contract benefits and terminations	(7,213)	(1,643)	(440,991)	—	(35,328)	—
Contract maintenance charges	(67)	(32)	—	—	(11)	—

Net increase (decrease) in net assets resulting from contractowners transactions	968,982	53,711	8,831,699	409,579	1,137,563	113,110

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	32	—	252	12	30	5

Net Increase (Decrease) in Net Assets	1,041,847	35,218	9,550,989	401,770	1,174,969	112,500
Net Assets — Beginning of Year or Period	116,194	80,976	401,770	—	112,500	—

Net Assets — End of Year or Period	$1,158,041	$116,194	$9,952,759	$401,770	$1,287,469	$112,500

The accompanying notes are an integral part of these financial statements.

(c)	Units were made available on November 14, 2022.

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO		MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$145,222	$42,976	$(1,856)	$(1,172)	$(8,969)	$(4,818)
Net realized gain (loss)	(87,589)	(1,793)	21,290	(12,837)	2,955	56,419
Net change in unrealized appreciation (depreciation) of investments	89,109	(164,772)	21,530	(7,552)	143,057	(116,307)

Net increase (decrease) in net assets resulting from operations	146,742	(123,589)	40,964	(21,561)	137,043	(64,706)

From Contractowners Transactions:
Payments received from contractowners	2,708,219	490,510	241,805	221,925	198,229	194,865
Transfers between Variable Investment Options including guaranteed interest account, net	(101,737)	21,237	4,773	(162,177)	18,947	215,822
Redemptions for contract benefits and terminations	(80,949)	(5,378)	(111,174)	—	(1,966)	(13,620)
Contract maintenance charges	(65)	(56)	(13)	(6)	(76)	(47)

Net increase (decrease) in net assets resulting from contractowners transactions	2,525,468	506,313	135,391	59,742	215,134	397,020

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	78	7	—	—	9	23

Net Increase (Decrease) in Net Assets	2,672,288	382,731	176,355	38,181	352,186	332,337
Net Assets — Beginning of Year or Period	1,198,211	815,480	145,273	107,092	539,379	207,042

Net Assets — End of Year or Period	$3,870,499	$1,198,211	$321,628	$145,273	$891,565	$539,379

The accompanying notes are an integral part of these financial statements.

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	MFS® VALUE SERIES(c)		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER TECHNOLOGY*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,095	$(2)	$(4,199)	$(2,323)	$(40,134)	$(18,839)
Net realized gain (loss)	38,356	—	6,490	43,499	185,393	117,888
Net change in unrealized appreciation (depreciation) of investments	34,951	(12)	141,412	(108,408)	1,093,614	(755,784)

Net increase (decrease) in net assets resulting from operations	77,402	(14)	143,703	(67,232)	1,238,873	(656,735)

From Contractowners Transactions:
Payments received from contractowners	960,858	20,781	160,693	226,109	1,610,149	958,014
Transfers between Variable Investment Options including guaranteed interest account, net	163,494	—	25,300	48,989	665,004	308,798
Redemptions for contract benefits and terminations	(3,467)	—	(531)	(1,247)	(63,592)	(47,609)
Contract maintenance charges	—	1	(81)	(48)	(670)	(322)

Net increase (decrease) in net assets resulting from contractowners transactions	1,120,885	20,782	185,381	273,803	2,210,891	1,218,881

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	28	—	—	170	—	257

Net Increase (Decrease) in Net Assets	1,198,315	20,768	329,084	206,741	3,449,764	562,403
Net Assets — Beginning of Year or Period	20,768	—	337,451	130,710	1,757,008	1,194,605

Net Assets — End of Year or Period	$1,219,083	$20,768	$666,535	$337,451	$5,206,772	$1,757,008

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.
(c)	Units were made available on November 14, 2022.

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		PIMCO EMERGING MARKETS BOND PORTFOLIO(a)
	2023	2022	2023	2022	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(592)	$(446)	$96,965	$61,312	$573
Net realized gain (loss)	(1,704)	4,223	(40,471)	946	(2)
Net change in unrealized appreciation (depreciation) of investments	7,985	(8,510)	(121,386)	(79,509)	4,355

Net increase (decrease) in net assets resulting from operations	5,689	(4,733)	(64,892)	(17,251)	4,926

From Contractowners Transactions:
Payments received from contractowners	22,703	3,339	383,916	345,592	52,085
Transfers between Variable Investment Options including guaranteed interest account, net	5,578	(6,739)	(77,490)	123,298	576
Redemptions for contract benefits and terminations	—	—	(7,940)	(3,268)	—
Contract maintenance charges	(10)	(2)	(28)	(5)	—

Net increase (decrease) in net assets resulting from contractowners transactions	28,271	(3,402)	298,458	465,617	52,661

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	—	(11)	49	13

Net Increase (Decrease) in Net Assets	33,960	(8135)	233,555	448,415	57,600
Net Assets — Beginning of Year or Period	31,734	39,869	630,467	182,052	—

Net Assets — End of Year or Period	$65,694	$31,734	$864,022	$630,467	$57,600

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(c)		PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(a)	PIMCO INCOME PORTFOLIO
	2023	2022	2023	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,946	$20	$431	$87,577	$4,640
Net realized gain (loss)	3,239	—	15	(21,673)	(1,316)
Net change in unrealized appreciation (depreciation) of investments	15,024	9	2,497	125,580	(18,815)

Net increase (decrease) in net assets resulting from operations	21,209	29	2,943	191,484	(15,491)

From Contractowners Transactions:
Payments received from contractowners	491,486	23,960	35,158	3,023,136	306,677
Transfers between Variable Investment Options including guaranteed interest account, net	6,887	—	(155)	763,772	(4,091)
Redemptions for contract benefits and terminations	(388)	—	—	(99,495)	(26)
Contract maintenance charges	—	(1)	—	(27)	(19)

Net increase (decrease) in net assets resulting from contractowners transactions	497,985	23,959	35,003	3,687,386	302,541

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	36	—	—	512	—

Net Increase (Decrease) in Net Assets	519,230	23,988	37,946	3,879,382	287,050
Net Assets — Beginning of Year or Period	23,988	—	—	463,554	176,504

Net Assets — End of Year or Period	$543,218	$23,988	$37,946	$4,342,936	$463,554

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.
(c)	Units were made available on November 14, 2022.

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	PRINCIPAL BLUE CHIP ACCOUNT(a)	PRINCIPAL EQUITY INCOME ACCOUNT(a)	PROFUND VP BIOTECHNOLOGY
	2023	2023	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(467)	$(375)	$(6,335)	$(4,757)
Net realized gain (loss)	285	(76)	30,936	49,128
Net change in unrealized appreciation (depreciation) of investments	22,082	14,785	27,150	(57,432)

Net increase (decrease) in net assets resulting from operations	21,900	14,334	51,751	(13,061)

From Contractowners Transactions:
Payments received from contractowners	153,652	122,156	121,999	110,808
Transfers between Variable Investment Options including guaranteed interest account, net	21,990	4,321	(12,819)	72,793
Redemptions for contract benefits and terminations	(1,703)	(1,587)	(5,509)	(2,890)
Contract maintenance charges	—	5	(154)	(87)

Net increase (decrease) in net assets resulting from contractowners transactions	173,939	124,895	103,517	180,624

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	6	—	6	70

Net Increase (Decrease) in Net Assets	195,845	139,229	155,274	167,633
Net Assets — Beginning of Year or Period	—	—	460,084	292,451

Net Assets — End of Year or Period	$195,845	$139,229	$615,358	$460,084

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND(a)	PUTNAM VT RESEARCH FUND(c)		T. ROWE PRICE EQUITY INCOME PORTFOLIO(c)
	2023	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$713	$(318)	$(2)	$6,959	$12
Net realized gain (loss)	830	430	—	38,244	140
Net change in unrealized appreciation (depreciation) of investments	21,962	15,243	50	40,881	(173)

Net increase (decrease) in net assets resulting from operations	23,505	15,355	48	86,084	(21)

From Contractowners Transactions:
Payments received from contractowners	203,987	79,407	9,050	1,243,722	10,547
Transfers between Variable Investment Options including guaranteed interest account, net	(4,956)	4,929	—	(39,218)	—
Redemptions for contract benefits and terminations	(10,931)	(549)	—	(46,453)	—

Net increase (decrease) in net assets resulting from contractowners transactions	188,100	83,787	9,050	1,158,051	10,547

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	7	—	—	—	—

Net Increase (Decrease) in Net Assets	211,612	99,142	9,098	1,244,135	10,526
Net Assets — Beginning of Year or Period	—	9,098	—	10,526	—

Net Assets — End of Year or Period	$211,612	$108,240	$9,098	$1,254,661	$10,526

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022, however, it had no outstanding units as of December 31, 2022.
(c)	Units were made available on November 14, 2022.

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

	TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,063	$2,365	$(4,390)	$(3,246)
Net realized gain (loss)	(3,096)	(10,120)	(3,484)	(19,468)
Net change in unrealized appreciation (depreciation) of investments	21,880	(24,684)	23,303	(2,254)

Net increase (decrease) in net assets resulting from operations	19,847	(32,439)	15,429	(24,968)

From Contractowners Transactions:
Payments received from contractowners	56,605	102,510	294,289	71,497
Transfers between Variable Investment Options including guaranteed interest account, net	15,939	(30,768)	103,616	(107,864)
Redemptions for contract benefits and terminations	(5,990)	(815)	(27,566)	(1,557)
Contract maintenance charges	(22)	(13)	(27)	(10)

Net increase (decrease) in net assets resulting from contractowners transactions	66,532	70,914	370,312	(37,934)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	—	10	—

Net Increase (Decrease) in Net Assets	86,379	38475	385,751	(62,902)
Net Assets — Beginning of Year or Period	159,977	121,502	189,000	251,902

Net Assets — End of Year or Period	$246,356	$159,977	$574,751	$189,000

The accompanying notes are an integral part of these financial statements.

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

The change in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	20	(1)	19	—	—	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	344	(359)	(15)	103	(11)	92

1290 VT EQUITY INCOME	IA	17	(2)	15	5	(1)	4

1290 VT EQUITY INCOME	IB	44	(4)	40	—	—	—

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	4	(4)	—	5	(1)	4

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	43	—	43	—	—	—

1290 VT GAMCO SMALL COMPANY VALUE	IA	27	(5)	22	30	(1)	29

1290 VT GAMCO SMALL COMPANY VALUE	IB	211	(4)	207	6	—	6

1290 VT HIGH YIELD BOND	IB	108	(4)	104	32	(4)	28

1290 VT MICRO CAP	IB	25	(1)	24	4	—	4

1290 VT MODERATE GROWTH ALLOCATION	IB	2,593	(120)	2,473	1,393	(37)	1,356

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	46	(36)	10	1	—	1

1290 VT NATURAL RESOURCES	IB	121	(69)	52	47	(4)	43

1290 VT REAL ESTATE	IB	61	(6)	55	14	(2)	12

1290 VT SMALL CAP VALUE	IB	92	(29)	63	60	(7)	53

1290 VT SMARTBETA EQUITY ESG	IB	21	(14)	7	48	(5)	43

1290 VT SOCIALLY RESPONSIBLE	IB	39	(4)	35	—	—	—

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	19	(1)	18	—	—	—

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	18	(1)	17	—	—	—

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	12	(1)	11	7	—	7

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	57	(1)	56	1	—	1

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	283	(25)	258	10	—	10

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	71	(2)	69	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	23	(1)	22	7	(1)	6

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	92	(5)	87	5	—	5

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	64	(2)	62	10	—	10

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	118	(9)	109	36	(1)	35

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	64	(25)	39	45	(5)	40

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	176	(52)	124	58	(15)	43

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	18	(4)	14	9	(1)	8

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	80	(1)	79	1	—	1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	30	(6)	24	4	(4)	—

DELAWARE IVY VIP HIGH INCOME	CLASS II	50	(15)	35	45	(4)	41

DELAWARE VIP EMERGING MARKETS SERIES	SERVICE CLASS	22	(1)	21	2	—	2

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	347	(28)	319	54	(13)	41

EQ/500 MANAGED VOLATILITY	IB	77	(1)	76	—	—	—

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	8,642	(450)	8,192	2,005	(112)	1,893

EQ/AB DYNAMIC GROWTH	IB	4,101	(133)	3,968	1,831	(26)	1,805

EQ/AB DYNAMIC MODERATE GROWTH	IB	2,606	(91)	2,515	1,315	(61)	1,254

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	241	(122)	119	48	(5)	43

EQ/AB SMALL CAP GROWTH	IA	18	(3)	15	24	(3)	21

EQ/AB SMALL CAP GROWTH	IB	81	(1)	80	4	—	4

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	9	—	9	—	—	—

EQ/AGGRESSIVE ALLOCATION	IB	60	(3)	57	8	—	8

EQ/AGGRESSIVE GROWTH STRATEGY	IB	10,757	(259)	10,498	4,975	(31)	4,944

EQ/ALL ASSET GROWTH ALLOCATION	IA	17	(1)	16	5	—	5

The accompanying notes are an integral part of these financial statements.

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/ALL ASSET GROWTH ALLOCATION	IB	35	(1)	34	—	—	—

EQ/AMERICAN CENTURY MID CAP VALUE	IB	120	(9)	111	44	(1)	43

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	2,011	(88)	1,923	603	(31)	572

EQ/BALANCED STRATEGY	IB	6,330	(288)	6,042	3,221	(262)	2,959

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	93	(7)	86	5	(1)	4

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	41	(6)	35	29	(2)	27

EQ/COMMON STOCK INDEX	IA	32	(8)	24	34	(5)	29

EQ/COMMON STOCK INDEX	IB	128	(3)	125	3	—	3

EQ/CONSERVATIVE ALLOCATION	IB	168	(9)	159	8	(2)	6

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,668	(125)	2,543	1,722	(78)	1,644

EQ/CONSERVATIVE STRATEGY	IB	2,342	(276)	2,066	1,181	(171)	1,010

EQ/CORE BOND INDEX	IB	552	(40)	512	85	(13)	72

EQ/CORE PLUS BOND	IB	225	(10)	215	50	(1)	49

EQ/EMERGING MARKETS EQUITY PLUS	IB	84	(5)	79	11	—	11

EQ/EQUITY 500 INDEX	IA	135	(27)	108	107	(8)	99

EQ/EQUITY 500 INDEX	IB	761	(86)	675	26	—	26

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	136	(3)	133	10	(1)	9

EQ/FRANKLIN MODERATE ALLOCATION	IB	2,413	(42)	2,371	631	(77)	554

EQ/FRANKLIN RISING DIVIDENDS	IB	229	(10)	219	48	(8)	40

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	6,826	(60)	6,766	2,225	(57)	2,168

EQ/GOLDMAN SACHS MID CAP VALUE	IB	26	(5)	21	12	—	12

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	5,229	(14)	5,215	1,644	(107)	1,537

EQ/GROWTH STRATEGY	IB	6,360	(73)	6,287	2,937	(88)	2,849

EQ/INTERMEDIATE CORPORATE BOND	IB	5	—	5	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	282	(9)	273	17	(1)	16

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	10	(4)	6	7	—	7

EQ/INTERNATIONAL EQUITY INDEX	IA	40	(8)	32	27	(4)	23

EQ/INTERNATIONAL EQUITY INDEX	IB	152	(3)	149	3	—	3

EQ/INVESCO COMSTOCK	IA	27	(4)	23	11	(1)	10

EQ/INVESCO COMSTOCK	IB	1	—	1	—	—	—

EQ/INVESCO GLOBAL	IA	25	(1)	24	21	(1)	20

EQ/INVESCO GLOBAL	IB	42	(1)	41	—	—	—

EQ/INVESCO GLOBAL REAL ASSETS	IB	19	(3)	16	4	—	4

EQ/INVESCO MODERATE ALLOCATION	IB	2,338	(72)	2,266	869	(26)	843

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	3,223	(15)	3,208	2,378	(27)	2,351

EQ/JANUS ENTERPRISE	IA	24	(6)	18	17	(3)	14

EQ/JANUS ENTERPRISE	IB	104	(5)	99	25	—	25

EQ/JPMORGAN GROWTH ALLOCATION	IB	7,821	(56)	7,765	2,827	(16)	2,811

EQ/JPMORGAN GROWTH STOCK	IA	41	(9)	32	45	(2)	43

EQ/JPMORGAN GROWTH STOCK	IB	210	(11)	199	6	—	6

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	450	(13)	437	154	(2)	152

EQ/LARGE CAP GROWTH INDEX	IA	27	(5)	22	24	(4)	20

EQ/LARGE CAP GROWTH INDEX	IB	160	(3)	157	20	—	20

EQ/LARGE CAP VALUE INDEX	IA	21	(7)	14	30	(7)	23

EQ/LARGE CAP VALUE INDEX	IB	112	(4)	108	8	—	8

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	8	(5)	3	13	(1)	12

EQ/LAZARD EMERGING MARKETS EQUITY	IB	56	(3)	53	10	(2)	8

EQ/LOOMIS SAYLES GROWTH	IA	33	(1)	32	12	—	12

The accompanying notes are an integral part of these financial statements.

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/LOOMIS SAYLES GROWTH	IB	49	(3)	46	17	—	17

EQ/MFS INTERNATIONAL GROWTH	IA	35	(3)	32	27	(2)	25

EQ/MFS INTERNATIONAL GROWTH	IB	101	(3)	98	21	—	21

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	128	(5)	123	33	(4)	29

EQ/MFS MID CAP FOCUSED GROWTH	IB	11	(1)	10	7	(1)	6

EQ/MFS TECHNOLOGY	IB	193	(10)	183	25	(1)	24

EQ/MFS UTILITIES SERIES	IB	76	(23)	53	22	(1)	21

EQ/MID CAP INDEX	IA	21	(4)	17	19	(2)	17

EQ/MID CAP INDEX	IB	168	(6)	162	5	—	5

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	3	(1)	2	8	(1)	7

EQ/MODERATE ALLOCATION	IA	77	(11)	66	29	(19)	10

EQ/MODERATE ALLOCATION	IB	682	(11)	671	11	—	11

EQ/MODERATE GROWTH STRATEGY	IB	6,016	(96)	5,920	2,929	(104)	2,825

EQ/MODERATE-PLUS ALLOCATION	IB	336	(33)	303	33	—	33

EQ/MONEY MARKET	IA	4,315	(2,455)	1,860	830	(391)	439

EQ/MONEY MARKET	IB	655,824	(635,462)	20,362	22,746	(18,416)	4,330

EQ/PIMCO GLOBAL REAL RETURN	IB	33	(5)	28	13	(2)	11

EQ/PIMCO REAL RETURN	IB	86	(27)	59	40	(2)	38

EQ/PIMCO TOTAL RETURN ESG	IB	208	(45)	163	60	(7)	53

EQ/PIMCO ULTRA SHORT BOND	IA	84	(26)	58	33	(3)	30

EQ/PIMCO ULTRA SHORT BOND	IB	341	(100)	241	27	(5)	22

EQ/SMALL COMPANY INDEX	IA	22	(4)	18	22	(1)	21

EQ/SMALL COMPANY INDEX	IB	101	(3)	98	4	—	4

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	121	(25)	96	25	(1)	24

The accompanying notes are an integral part of these financial statements.

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/VALUE EQUITY	IA	3	(4)	(1)	10	(1)	9

EQ/VALUE EQUITY	IB	50	(5)	45	3	—	3

EQ/WELLINGTON ENERGY	IB	300	(140)	160	108	(9)	99

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	193	(5)	188	6	(26)	(20)

EQUITABLE GROWTH MF/ETF	IB	280	—	280	10	—	10

EQUITABLE MODERATE GROWTH MF/ETF	IB	301	(4)	297	2	—	2

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	109	(6)	103	5	—	5

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	22	(1)	21	—	—	—

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	137	(5)	132	19	—	19

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	458	(36)	422	60	(3)	57

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	37	(4)	33	3	—	3

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	157	(4)	153	21	(10)	11

FRANKLIN ALLOCATION VIP FUND	CLASS 2	19	(3)	16	—	—	—

FRANKLIN INCOME VIP FUND	CLASS 2	246	(15)	231	23	(2)	21

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	13	—	13	—	—	—

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	53	—	53	—	—	—

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	13	(1)	12	7	(1)	6

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	47	(2)	45	60	—	60

INVESCO V.I. HEALTH CARE FUND	SERIES II	79	(40)	39	13	—	13

INVESCO V.I. HIGH YIELD FUND	SERIES II	163	(17)	146	22	(3)	19

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	14	(2)	12	1	—	1

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	48	(4)	44	2	—	2

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	623	(82)	541	26	—	26

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	127	(12)	115	12	—	12

The accompanying notes are an integral part of these financial statements.

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO	VC SHARES	252	(34)	218	38	(2)	36

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	10	(4)	6	7	(5)	2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	8	(2)	6	10	—	10

MFS® VALUE SERIES	SERVICE CLASS	74	(8)	66	1	—	1

MULTIMANAGER AGGRESSIVE EQUITY	IB	4	—	4	7	—	7

MULTIMANAGER TECHNOLOGY	IB	90	(14)	76	47	(4)	43

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	3	(1)	2	—	(1)	(1)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	44	(13)	31	51	(2)	49

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	5	—	5	—	—	—

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	53	—	53	3	—	3

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	3	—	3	—	—	—

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	373	(27)	346	31	(1)	30

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	18	—	18	—	—	—

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	14	—	14	—	—	—

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	4	(2)	2	6	(1)	5

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	15	(1)	14	—	—	—

PUTNAM VT RESEARCH FUND	CLASS IB	4	—	4	—	—	—

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	79	(10)	69	1	—	1

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	7	(1)	6	10	(4)	6

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	47	(5)	42	9	(13)	(4)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements

December 31, 2023

1.	Organization

Equitable America Variable Account 70A (“the Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Product Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Delaware VIP® Trust, Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), Federated Insurance Series, Fidelity® Variable Insurance Products, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Principal Variable Contracts Funds, Inc., ProFunds, Putnam Variable Trust and T. Rowe Price Equity Series, Inc., (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Product Series Fund, Inc.*

•	AB VPS Discovery Value Portfolio(1)
•	AB VPS Relative Value Portfolio(2)
•	AB VPS Sustainable Global Thematic Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

American Century Variable Portfolios II, Inc.

•	American Century VP Inflation Protection Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Growth Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® Growth-Income Fund
•	American Funds Insurance Series® International Growth and Income Fund
•	American Funds Insurance Series® New World Fund®
•	American Funds Insurance Series® The Bond Fund of America®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Delaware VIP® Trust

•	Delaware VIP Emerging Markets Series

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/500 Managed Volatility
•	EQ/AB Dynamic Aggressive Growth

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Continued)

•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/AB Sustainable U.S. Thematic
•	EQ/Aggressive Allocation(3)
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/Balanced Strategy
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation(3)
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(3)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Moderate Allocation
•	EQ/Franklin Rising Dividends
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Growth Stock(4)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond(5)
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation(3)
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation(3)
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Technology

Federated Insurance Series

•	Federated Hermes High Income Bond Fund II
•	Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

First Trust Variable Insurance Trust

•	First Trust Multi Income Allocation Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Hartford Series Fund, Inc.

•	Hartford Disciplined Equity HLS Fund

Ivy Variable Insurance Portfolios

•	Delaware Ivy VIP High Income

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Continued)

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Appreciation Portfolio
•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio
•	MFS® Value Series

Neuberger Berman Advisers Management Trust

•	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO Income Portfolio

Principal Variable Contracts Funds, Inc.

•	Principal Blue Chip Account
•	Principal Equity Income Account

ProFunds

•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Global Asset Allocation Fund
•	Putnam VT Research Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

(1)	Formerly known as AB VPS Small/Mid Cap Value Portfolio.
(2)	Formerly known as AB VPS Growth and Income Portfolio.
(3)	The Variable Investment Option was previously held under EQ Premier VIP Trust until November 12, 2023.
(4)	Formerly known as EQ/T. Rowe Price Growth Stock.
(5)	The Variable Investment Option became available during 2023, however it had no units during the period, thus the Variable Investment Option is excluded from all other sections of the financial statements.
*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable America for the Retirement Cornerstone Series (the “Contracts”). These annuities are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, or an individual retirement annuity. The annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable America are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Concluded)

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable America’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance laws to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable America which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of

FSA-124

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Concluded)

applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable America is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the period ended December 31, 2023 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$316,153	$20,127
1290 VT DoubleLine Opportunistic Bond	3,384,208	3,415,985
1290 VT Equity Income	1,278,367	140,889
1290 VT GAMCO Mergers & Acquisitions	597,274	64,957
1290 VT GAMCO Small Company Value	5,132,031	316,296
1290 VT High Yield Bond	1,419,183	65,281
1290 VT Micro Cap	352,576	14,983
1290 VT Moderate Growth Allocation	30,616,526	1,843,250
1290 VT Multi-Alternative Strategies	457,010	357,131
1290 VT Natural Resources	1,530,484	863,956
1290 VT Real Estate	635,761	72,186
1290 VT Small Cap Value	1,371,350	393,132
1290 VT SmartBeta Equity ESG	379,649	202,467
1290 VT Socially Responsible	635,578	57,955
AB VPS Discovery Value Portfolio	293,222	12,527
AB VPS Relative Value Portfolio	352,485	18,976
AB VPS Sustainable Global Thematic Portfolio	225,202	13,620
American Century VP Inflation Protection Fund	590,576	10,039
American Funds Insurance Series® Asset Allocation Fund	4,554,984	427,604
American Funds Insurance Series® Global Growth Fund	1,377,389	38,467
American Funds Insurance Series® Global Small Capitalization Fund	317,131	11,938
American Funds Insurance Series® Growth-Income Fund	1,869,190	101,686
American Funds Insurance Series® International Growth and Income Fund	741,255	22,537
American Funds Insurance Series® New World Fund®	1,608,128	139,173

FSA-125

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
American Funds Insurance Series® The Bond Fund of America®	$671,775	$256,586
BlackRock Global Allocation V.I. Fund	2,436,243	877,960
BlackRock Large Cap Focus Growth V.I. Fund	891,425	196,800
ClearBridge Variable Appreciation Portfolio	1,697,267	34,465
ClearBridge Variable Mid Cap Portfolio	447,168	94,965
Delaware Ivy VIP High Income	1,051,058	290,297
Delaware VIP Emerging Markets Series	235,550	9,877
Eaton Vance VT Floating-Rate Income Fund	4,234,922	352,717
EQ/500 Managed Volatility	945,434	8,409
EQ/AB Dynamic Aggressive Growth	100,671,348	5,979,604
EQ/AB Dynamic Growth	50,347,061	2,236,678
EQ/AB Dynamic Moderate Growth	38,483,991	1,868,472
EQ/AB Short Duration Government Bond	2,273,066	1,125,018
EQ/AB Small Cap Growth	2,023,437	166,922
EQ/AB Sustainable U.S. Thematic	84,087	427
EQ/Aggressive Allocation	974,217	55,817
EQ/Aggressive Growth Strategy	229,928,007	8,188,710
EQ/All Asset Growth Allocation	795,022	48,185
EQ/American Century Mid Cap Value	2,535,665	233,661
EQ/American Century Moderate Growth Allocation	22,446,493	1,269,903
EQ/Balanced Strategy	106,776,049	6,074,635
EQ/ClearBridge Large Cap Growth ESG	1,558,382	119,965
EQ/ClearBridge Select Equity Managed Volatility	656,751	108,478
EQ/Common Stock Index	4,232,236	444,408
EQ/Conservative Allocation	1,654,733	97,666
EQ/Conservative Growth Strategy	40,785,419	2,505,510
EQ/Conservative Strategy	27,609,859	3,497,706
EQ/Core Bond Index	5,443,658	445,765
EQ/Core Plus Bond	2,255,521	102,640
EQ/Emerging Markets Equity PLUS	842,140	51,525
EQ/Equity 500 Index	22,126,684	3,086,917
EQ/Fidelity Institutional AM® Large Cap	3,489,266	134,989
EQ/Franklin Moderate Allocation	28,856,367	778,812
EQ/Franklin Rising Dividends	5,217,887	279,306
EQ/Goldman Sachs Growth Allocation	82,469,204	1,554,710
EQ/Goldman Sachs Mid Cap Value	742,551	162,415
EQ/Goldman Sachs Moderate Growth Allocation	64,088,352	842,121
EQ/Growth Strategy	137,108,483	3,550,989
EQ/Intermediate Corporate Bond	49,996	45
EQ/Intermediate Government Bond	2,649,844	89,682
EQ/International Core Managed Volatility	138,011	54,128
EQ/International Equity Index	2,486,476	178,382
EQ/Invesco Comstock	1,026,885	155,080
EQ/Invesco Global	1,418,537	64,605
EQ/Invesco Global Real Assets	273,189	63,601
EQ/Invesco Moderate Allocation	27,357,685	1,166,704
EQ/Invesco Moderate Growth Allocation	39,202,502	795,396
EQ/Janus Enterprise	2,735,239	298,514
EQ/JPMorgan Growth Allocation	95,560,178	1,743,581
EQ/JPMorgan Growth Stock	7,229,776	678,568
EQ/JPMorgan Value Opportunities	7,399,569	277,458
EQ/Large Cap Growth Index	5,797,929	372,130
EQ/Large Cap Value Index	2,577,673	307,939

FSA-126

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Large Cap Value Managed Volatility	$279,381	$154,777
EQ/Lazard Emerging Markets Equity	595,218	43,266
EQ/Loomis Sayles Growth	2,859,923	142,342
EQ/MFS International Growth	2,472,947	127,444
EQ/MFS International Intrinsic Value	2,242,089	145,535
EQ/MFS Mid Cap Focused Growth	421,209	33,427
EQ/MFS Technology	4,571,575	416,338
EQ/MFS Utilities Series	1,389,893	413,953
EQ/Mid Cap Index	3,832,121	279,781
EQ/Mid Cap Value Managed Volatility	143,764	50,354
EQ/Moderate Allocation	10,021,303	369,958
EQ/Moderate Growth Strategy	116,607,127	3,352,704
EQ/Moderate-Plus Allocation	4,827,982	483,427
EQ/Money Market	6,838,186,397	6,605,412,878
EQ/PIMCO Global Real Return	344,848	52,784
EQ/PIMCO Real Return	1,085,133	337,938
EQ/PIMCO Total Return ESG	2,190,169	491,151
EQ/PIMCO Ultra Short Bond	4,311,996	1,256,071
EQ/Small Company Index	2,348,478	219,635
EQ/T. Rowe Price Health Sciences	2,958,168	752,567
EQ/Value Equity	851,585	175,604
EQ/Wellington Energy	1,811,559	896,412
Equitable Conservative Growth MF/ETF	2,488,848	82,499
Equitable Growth MF/ETF	2,691,049	12,816
Equitable Moderate Growth MF/ETF	2,999,026	57,939
Federated Hermes High Income Bond Fund II	1,320,967	71,479
Federated Hermes Kaufmann Fund II	335,926	13,666
Fidelity® VIP Mid Cap Portfolio	2,787,845	119,037
Fidelity® VIP Strategic Income Portfolio	5,632,750	470,220
First Trust Multi Income Allocation Portfolio	491,919	57,175
First Trust/Dow Jones Dividend & Income Allocation Portfolio	2,394,192	81,756
Franklin Allocation VIP Fund	322,084	46,603
Franklin Income VIP Fund	3,998,042	291,471
Hartford Disciplined Equity HLS Fund	406,167	1,514
Invesco V.I. Balanced-Risk Allocation Fund	616,661	8,592
Invesco V.I. Diversified Dividend Fund	434,107	41,103
Invesco V.I. Equity and Income Fund	793,979	41,094
Invesco V.I. Health Care Fund	1,095,728	536,298
Invesco V.I. High Yield Fund	2,016,550	225,867
Invesco V.I. Main Street Mid Cap Fund	293,908	39,439
Invesco V.I. Small Cap Equity Fund	1,045,312	67,472
Janus Henderson Balanced Portfolio	10,279,266	1,375,696
Janus Henderson Flexible Bond Portfolio	1,292,112	127,219
Lord Abbett Series Fund — Bond Debenture Portfolio	3,143,192	472,497
MFS® Investors Trust Series	287,657	135,338
MFS® Massachusetts Investors Growth Stock Portfolio	360,401	113,991
MFS® Value Series	1,299,253	136,685
Multimanager Aggressive Equity	203,230	9,718
Multimanager Technology	2,851,027	451,974
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio	34,163	6,484
PIMCO CommodityRealReturn® Strategy Portfolio	515,090	119,671
PIMCO Emerging Markets Bond Portfolio	53,346	111
PIMCO Global Bond Opportunities Portfolio (Unhedged)	507,355	3,102

FSA-127

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
PIMCO Global Managed Asset Allocation Portfolio	$35,932	$499
PIMCO Income Portfolio	4,081,534	306,292
Principal Blue Chip Account	176,463	2,990
Principal Equity Income Account	126,535	1,978
Profund VP Biotechnology	270,601	97,807
Putnam VT Global Asset Allocation Fund	208,428	19,614
Putnam VT Research Fund	85,869	2,403
T. Rowe Price Equity Income Portfolio	1,384,227	169,927
Templeton Developing Markets VIP Fund	80,511	12,776
Templeton Global Bond VIP Fund	420,779	54,857

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an affiliate of Equitable America and Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, an affiliate of Equitable America, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.36% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.35% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment sub-advisor for a number of Portfolios in EQAT including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/

FSA-128

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions (Concluded)

Common Stock Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed as agents of Equitable America and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT.

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable America charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Investment Edge 21 — B(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — ADV(1)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment Edge 21 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Structured Capital Strategies PLUS 21	0.00%	—	—	0.00%	0.00%
Structured Capital Strategies Income B	0.00%	—	—	0.00%	0.00%
Structured Capital Strategies Income ADV	0.00%	—	—	0.00%	0.00%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

FSA-129

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

6.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value
High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.
Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note –This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit	Annually on each contract anniversary	Current charge: 1.40%. Maximum charge 2.50%.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	Current charge: 0.35%. Maximum charge 2.50%.	Unit liquidation from account value

RMD Wealth Death Benefit	Annually on each contract anniversary	Issue age 20-64: Maximum charge: 1.20 Current charge: 0.60% Issue age 65-68: 2.00% — 1.00%	Unit liquidation from account value

Highest Anniversary Value (HAV)	Annually on each contract anniversary	Current and max charge 0.35%	Unit liquidation from account value

Return of Premium Death Benefit	Annually on each contract anniversary	Current charge 0.30% max charge 0.50%	Unit liquidation from account value

FSA-130

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

7.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2023.

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 04, 2022	EQ/AXA Investment Managers Moderate Allocation	1290 VT Moderate Growth Allocation
Shares Class	Class IB	Class IB
Shares	288,338	2,001,704
Net Asset Value	$10.05	$10.44
Net Assets Before Merger	$2,896,486	$18,006,871
Net Assets After Merger	$—	$20,903,357
Realized Loss	$(468,768)

November 04, 2022	EQ/First Trust Moderate Growth Allocation	EQ/Invesco Moderate Growth Allocation
Shares Class	Class IB	Class IB
Shares	1,318,872	2,545,887
Net Asset Value	$10.16	$9.53
Net Assets Before Merger	$13,398,656	$10,851,815
Net Assets After Merger	$—	$24,250,471
Unrealized Loss	$(1,851,927)

November 04, 2022	EQ/Franklin Growth Allocation	EQ/JPMorgan Growth Allocation
Shares Class	Class IB	Class IB
Shares	710,295	3,504,088
Net Asset Value	$9.68	$9.99
Net Assets Before Merger	$6,873,865	$28,140,337
Net Assets After Merger	$—	$35,014,202
Unrealized Loss	$(923,658)

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock Index
Shares Class	Class IB	Class IA
Shares	43,838	64,855
Net Asset Value	$4.90	$39.94
Net Assets Before Merger	$214,752	$2,375,419
Net Assets After Merger	$—	$2,590,171
Realized Loss	$(151,117)

November 11, 2022	EQ/Franklin Strategic Income	EQ/Core Plus Bond
Shares Class	Class IB	Class B
Shares	33,390	85,536
Net Asset Value	$8.72	$3.41
Net Assets Before Merger	$291,272	$—
Net Assets After Merger	$—	$291,272
Realized Loss	$(39,228)

FSA-131

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

7.	Reorganizations (Concluded)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth
Shares Class	Class IB	Class IA
Shares	3,071	126,946
Net Asset Value	$32.58	$6.97
Net Assets Before Merger	$100,056	$784,669
Net Assets After Merger	$—	$884,725
Realized Loss	$(38,206)

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT Convertible Securities
2023	Lowest contract charge 1.00% Class IB(l)	$15.77	—	—	—	12.56%
	Highest contract charge 1.25% Class IB(l)	$17.51	—	—	—	12.32%
	All contract charges	—	19	$312	4.62%	—

1290 VT DoubleLine Opportunistic Bond
2023	Lowest contract charge 1.00% Class IB	$10.07	—	—	—	5.56%
	Highest contract charge 1.30% Class IB	$9.82	—	—	—	5.14%
	All contract charges	—	100	$1,002	1.58%	—
2022	Lowest contract charge 1.00% Class IB(k)	$9.54	—	—	—	1.60%
	Highest contract charge 1.30% Class IB	$9.34	—	—	—	(14.47)%
	All contract charges	—	115	$1,093	6.60%	—
2021	Lowest contract charge 1.30% Class IB(a)	$10.92	—	—	—	(0.91)%
	Highest contract charge 1.30% Class IB(a)	$10.92	—	—	—	(0.91)%
	All contract charges	—	23	$249	5.05%	—

1290 VT Equity Income
2023	Lowest contract charge 1.30% Class IA	$30.52	—	—	—	4.02%
	Highest contract charge 1.65% Class IA(c)	$29.03	—	—	—	3.68%
	All contract charges	—	20	$620	3.20%	—
2022	Lowest contract charge 1.30% Class IA	$29.34	—	—	—	1.73%
	Highest contract charge 1.30% Class IA	$29.34	—	—	—	1.73%
	All contract charges	—	5	$158	3.02%	—
2021	Lowest contract charge 1.30% Class IA(a)	$28.84	—	—	—	17.43%
	Highest contract charge 1.30% Class IA(a)	$28.84	—	—	—	17.43%
	All contract charges	—	2	$47	3.22%	—

1290 VT Equity Income
2023	Lowest contract charge 1.00% Class IB	$16.74	—	—	—	4.36%
	Highest contract charge 1.25% Class IB(k)	$18.59	—	—	—	4.15%
	All contract charges	—	40	$669	3.20%	—

FSA-132

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Equity Income (Continued)
2022	Lowest contract charge 1.00% Class IB(k)	$16.04	—	—	—	1.97%
	Highest contract charge 1.00% Class IB(k)	$16.04	—	—	—	1.97%
	All contract charges	—	—	$5	3.02%	—
1290 VT GAMCO Mergers & Acquisitions
2023	Lowest contract charge 1.30% Class IA	$15.42	—	—	—	8.13%
	Highest contract charge 1.65% Class IA	$14.66	—	—	—	7.71%
	All contract charges	—	13	$206	2.78%	—
2022	Lowest contract charge 1.30% Class IA	$14.26	—	—	—	(7.28)%
	Highest contract charge 1.65% Class IA	$13.61	—	—	—	(7.60)%
	All contract charges	—	13	$181	0.39%	—
2021	Lowest contract charge 1.30% Class IA(a)	$15.38	—	—	—	5.20%
	Highest contract charge 1.65% Class IA(a)	$14.73	—	—	—	4.84%
	All contract charges	—	8	$125	1.42%	—

1290 VT GAMCO Mergers & Acquisitions
2023	Lowest contract charge 1.00% Class IB(l)	$12.08	—	—	—	8.34%
	Highest contract charge 1.25% Class IB(l)	$12.41	—	—	—	8.10%
	All contract charges	—	43	$522	2.78%	—

1290 VT GAMCO Small Company Value
2023	Lowest contract charge 1.30% Class IA	$39.91	—	—	—	19.49%
	Highest contract charge 1.65% Class IA	$37.95	—	—	—	19.04%
	All contract charges	—	92	$3,685	0.92%	—
2022	Lowest contract charge 1.30% Class IA	$33.40	—	—	—	(11.83)%
	Highest contract charge 1.65% Class IA	$31.88	—	—	—	(12.15)%
	All contract charges	—	70	$2,330	0.66%	—
2021	Lowest contract charge 1.30% Class IA(a)	$37.88	—	—	—	12.97%
	Highest contract charge 1.65% Class IA(a)	$36.29	—	—	—	12.67%
	All contract charges	—	41	$1,549	1.31%	—

1290 VT GAMCO Small Company Value
2023	Lowest contract charge 0.00% Class IB(k)	$22.06	—	—	—	21.01%
	Highest contract charge 1.25% Class IB	$19.89	—	—	—	19.53%
	All contract charges	—	213	$3,996	0.92%	—
2022	Lowest contract charge 1.00% Class IB(k)	$15.44	—	—	—	(1.78)%
	Highest contract charge 1.25% Class IB(k)	$16.64	—	—	—	(1.83)%
	All contract charges	—	6	$100	0.66%	—

1290 VT High Yield Bond
2023	Lowest contract charge 1.00% Class IB	$12.50	—	—	—	11.31%
	Highest contract charge 1.65% Class IB	$12.87	—	—	—	10.57%
	All contract charges	—	151	$1,951	9.61%	—
2022	Lowest contract charge 1.00% Class IB(k)	$11.23	—	—	—	0.18%
	Highest contract charge 1.65% Class IB(a)	$11.64	—	—	—	(11.75)%
	All contract charges	—	47	$554	7.21%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.61	—	—	—	2.18%
	Highest contract charge 1.30% Class IB(a)	$13.61	—	—	—	2.18%
	All contract charges	—	19	$262	12.24%	—

1290 VT Micro Cap
2023	Lowest contract charge 1.00% Class IB	$14.28	—	—	—	6.49%
	Highest contract charge 1.65% Class IB	$13.82	—	—	—	5.74%
	All contract charges	—	38	$549	0.83%	—
2022	Lowest contract charge 1.00% Class IB(k)	$13.41	—	—	—	(3.80)%
	Highest contract charge 1.65% Class IB	$13.07	—	—	—	(27.15)%
	All contract charges	—	14	$187	0.17%	—
2021	Lowest contract charge 1.30% Class IB(a)	$18.15	—	—	—	(12.40)%
	Highest contract charge 1.65% Class IB(a)	$17.94	—	—	—	(12.70)%
	All contract charges	—	10	$184	0.00%	—

FSA-133

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Moderate Growth Allocation (d)
2023	Lowest contract charge 1.30% Class IB	$12.28	—	—	—	14.77%
	Highest contract charge 1.65% Class IB	$12.07	—	—	—	14.41%
	All contract charges	—	4,610	$56,604	2.22%	—
2022	Lowest contract charge 1.30% Class IB	$10.70	—	—	—	(18.38)%
	Highest contract charge 1.65% Class IB	$10.55	—	—	—	(18.72)%
	All contract charges	—	2,137	$22,851	2.22%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.11	—	—	—	8.80%
	Highest contract charge 1.65% Class IB(a)	$12.98	—	—	—	8.53%
	All contract charges	—	781	$10,240	1.63%	—

1290 VT Multi-Alternative Strategies
2023	Lowest contract charge 1.00% Class IB	$10.02	—	—	—	3.94%
	Highest contract charge 1.25% Class IB(k)	$ 9.92	—	—	—	3.77%
	All contract charges	—	11	$110	3.24%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 9.64	—	—	—	(0.92)%
	Highest contract charge 1.00% Class IB(k)	$ 9.64	—	—	—	(0.92)%
	All contract charges	—	1	$6	0.00%	—

1290 VT Natural Resources
2023	Lowest contract charge 1.00% Class IB	$13.28	—	—	—	0.08%
	Highest contract charge 1.65% Class IB	$11.49	—	—	—	(0.52)%
	All contract charges	—	106	$1,301	4.25%	—
2022	Lowest contract charge 1.00% Class IB(k)	$13.27	—	—	—	(2.43)%
	Highest contract charge 1.65% Class IB	$11.55	—	—	—	30.21%
	All contract charges	—	54	$667	6.94%	—
2021	Lowest contract charge 1.30% Class IB(a)	$ 9.15	—	—	—	10.77%
	Highest contract charge 1.65% Class IB(a)	$ 8.87	—	—	—	10.60%
	All contract charges	—	11	$98	7.40%	—

1290 VT Real Estate
2023	Lowest contract charge 1.00% Class IB	$10.73	—	—	—	8.38%
	Highest contract charge 1.30% Class IB	$12.12	—	—	—	8.02%
	All contract charges	—	82	$922	4.26%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 9.90	—	—	—	(0.60)%
	Highest contract charge 1.30% Class IB	$11.22	—	—	—	(25.99)%
	All contract charges	—	27	$304	0.20%	—
2021	Lowest contract charge 1.30% Class IB(a)	$15.16	—	—	—	20.03%
	Highest contract charge 1.30% Class IB(a)	$15.16	—	—	—	20.03%
	All contract charges	—	15	$230	9.72%	—

1290 VT Small Cap Value
2023	Lowest contract charge 1.00% Class IB	$14.03	—	—	—	4.70%
	Highest contract charge 1.65% Class IB	$13.58	—	—	—	3.98%
	All contract charges	—	143	$1,988	1.49%	—
2022	Lowest contract charge 1.00% Class IB(k)	$13.40	—	—	—	(4.83)%
	Highest contract charge 1.65% Class IB	$13.06	—	—	—	(1.58)%
	All contract charges	—	80	$1,052	0.52%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.42	—	—	—	15.00%
	Highest contract charge 1.65% Class IB(a)	$13.27	—	—	—	14.69%
	All contract charges	—	26	$349	2.41%	—

1290 VT SmartBeta Equity ESG
2023	Lowest contract charge 1.00% Class IB	$18.51	—	—	—	15.40%
	Highest contract charge 1.30% Class IB	$15.40	—	—	—	15.10%
	All contract charges	—	71	$1,225	1.56%	—
2022	Lowest contract charge 1.00% Class IB(k)	$16.04	—	—	—	(0.80)%
	Highest contract charge 1.30% Class IB	$13.38	—	—	—	(15.69)%
	All contract charges	—	64	$921	1.76%	—
2021	Lowest contract charge 1.30% Class IB(a)	$15.87	—	—	—	20.05%
	Highest contract charge 1.30% Class IB(a)	$15.87	—	—	—	20.05%
	All contract charges	—	21	$332	3.88%	—

FSA-134

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible
2023	Lowest contract charge 1.00% Class IB(k)	$22.65	—	—	—	26.18%
	Highest contract charge 1.65% Class IB	$12.77	—	—	—	25.32%
	All contract charges	—	35	$633	1.70%	—
2022	Lowest contract charge 1.65% Class IB(k)	$10.19	—	—	—	(2.77)%
	Highest contract charge 1.65% Class IB(k)	$10.19	—	—	—	(2.77)%
	All contract charges	—	—	$1	0.00%	—

AB VPS Discovery Value Portfolio
2023	Lowest contract charge 1.00% Class B(l)	$16.38	—	—	—	15.68%
	Highest contract charge 1.25% Class B(l)	$16.66	—	—	—	15.45%
	All contract charges	—	18	$292	1.03%	—

AB VPS Relative Value Portfolio
2023	Lowest contract charge 1.00% Class B	$19.48	—	—	—	10.62%
	Highest contract charge 1.00% Class B	$19.48	—	—	—	10.62%
	All contract charges	—	17	$331	1.40%	—
2022	Lowest contract charge 1.00% Class B(k)	$17.61	—	—	—	(1.89)%
	Highest contract charge 1.00% Class B(k)	$17.61	—	—	—	(1.89)%
	All contract charges	—	—	$3	0.00%	—

AB VPS Sustainable Global Thematic Portfolio
2023	Lowest contract charge 1.00% Class B	$19.56	—	—	—	14.52%
	Highest contract charge 1.25% Class B(k)	$20.16	—	—	—	14.22%
	All contract charges	—	18	$360	0.03%	—
2022	Lowest contract charge 1.00% Class B(k)	$17.08	—	—	—	(1.44)%
	Highest contract charge 1.00% Class B(k)	$17.08	—	—	—	(1.44)%
	All contract charges	—	7	$122	0.00%	—

American Century VP Inflation Protection Fund
2023	Lowest contract charge 1.00% Class II	$10.49	—	—	—	2.34%
	Highest contract charge 1.25% Class II	$10.35	—	—	—	2.17%
	All contract charges	—	57	$591	4.38%	—
2022	Lowest contract charge 1.00% Class II(k)	$10.25	—	—	—	0.69%
	Highest contract charge 1.25% Class II(k)	$10.13	—	—	—	0.60%
	All contract charges	—	1	$11	0.00%	—

American Funds Insurance Series® Asset Allocation Fund
2023	Lowest contract charge 0.00% Class 4(k)	$19.73	—	—	—	14.05%
	Highest contract charge 1.25% Class 4(k)	$17.79	—	—	—	12.59%
	All contract charges	—	268	$4,521	4.04%	—
2022	Lowest contract charge 1.00% Class 4(k)	$14.59	—	—	—	(0.07)%
	Highest contract charge 1.00% Class 4(k)	$14.59	—	—	—	(0.07)%
	All contract charges	—	10	$143	0.29%	—

American Funds Insurance Series® Global Growth Fund
2023	Lowest contract charge 1.00% Class 4	$19.73	—	—	—	21.12%
	Highest contract charge 1.25% Class 4	$22.51	—	—	—	20.76%
	All contract charges	—	69	$1,419	1.26%	—
2022	Lowest contract charge 1.00% Class 4(k)	$16.29	—	—	—	0.49%
	Highest contract charge 1.25% Class 4(k)	$18.64	—	—	—	0.49%
	All contract charges	—	—	$6	0.31%	—

American Funds Insurance Series® Global Small Capitalization Fund
2023	Lowest contract charge 1.00% Class 4	$14.15	—	—	—	14.67%
	Highest contract charge 1.65% Class 4	$16.87	—	—	—	13.91%
	All contract charges	—	32	$499	0.03%	—
2022	Lowest contract charge 1.00% Class 4(k)	$12.34	—	—	—	(1.99)%
	Highest contract charge 1.65% Class 4(a)	$14.81	—	—	—	(30.86)%
	All contract charges	—	10	$149	0.00%	—
2021	Lowest contract charge 1.30% Class 4(a)	$22.10	—	—	—	(3.41)%
	Highest contract charge 1.30% Class 4(a)	$22.10	—	—	—	(3.41)%
	All contract charges	—	4	$88	0.00%	—

FSA-135

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

American Funds Insurance Series® Growth-Income Fund
2023	Lowest contract charge 0.00% Class 4(k)	$28.15	—	—	—	25.84%
	Highest contract charge 1.25% Class 4	$25.38	—	—	—	24.23%
	All contract charges	—	92	$2,026	1.83%	—
2022	Lowest contract charge 1.00% Class 4(k)	$17.44	—	—	—	(0.68)%
	Highest contract charge 1.25% Class 4(k)	$20.43	—	—	—	(0.68)%
	All contract charges	—	5	$85	0.00%	—

American Funds Insurance Series® International Growth and Income Fund
2023	Lowest contract charge 0.00% Class 4(k)	$13.41	—	—	—	15.60%
	Highest contract charge 1.25% Class 4	$12.09	—	—	—	14.16%
	All contract charges	—	72	$866	4.01%	—
2022	Lowest contract charge 1.00% Class 4(k)	$10.48	—	—	—	3.25%
	Highest contract charge 1.25% Class 4(k)	$10.59	—	—	—	3.22%
	All contract charges	—	10	$105	0.00%	—

American Funds Insurance Series® New World Fund®
2023	Lowest contract charge 0.00% Class 4(k)	$15.24	—	—	—	15.63%
	Highest contract charge 1.65% Class 4	$14.10	—	—	—	13.71%
	All contract charges	—	158	$2,261	2.00%	—
2022	Lowest contract charge 1.25% Class 4(k)	$12.03	—	—	—	(0.25)%
	Highest contract charge 1.65% Class 4	$12.40	—	—	—	(23.50)%
	All contract charges	—	49	$617	1.32%	—
2021	Lowest contract charge 1.30% Class 4(a)	$16.73	—	—	—	(1.99)%
	Highest contract charge 1.65% Class 4(a)	$16.21	—	—	—	(2.29)%
	All contract charges	—	14	$235	0.97%	—

American Funds Insurance Series® The Bond Fund of America®
2023	Lowest contract charge 1.30% Class 4	$10.21	—	—	—	3.44%
	Highest contract charge 1.30% Class 4	$10.21	—	—	—	3.44%
	All contract charges	—	122	$1,247	3.67%	—
2022	Lowest contract charge 1.30% Class 4	$ 9.87	—	—	—	(13.95)%
	Highest contract charge 1.30% Class 4	$ 9.87	—	—	—	(13.95)%
	All contract charges	—	83	$819	3.53%	—
2021	Lowest contract charge 1.30% Class 4(a)	$11.47	—	—	—	(0.26)%
	Highest contract charge 1.30% Class 4(a)	$11.47	—	—	—	(0.26)%
	All contract charges	—	42	$486	2.17%	—

BlackRock Global Allocation V.I. Fund
2023	Lowest contract charge 0.00% Class III(k)	$15.69	—	—	—	12.47%
	Highest contract charge 1.65% Class III	$16.79	—	—	—	10.68%
	All contract charges	—	177	$2,601	3.21%	—
2022	Lowest contract charge 1.00% Class III(k)	$11.99	—	—	—	(0.75)%
	Highest contract charge 1.65% Class III(a)	$15.17	—	—	—	(17.46)%
	All contract charges	—	53	$852	0.00%	—
2021	Lowest contract charge 1.30% Class III(a)	$19.19	—	—	—	2.29%
	Highest contract charge 1.30% Class III(a)	$19.19	—	—	—	2.29%
	All contract charges	—	10	$198	1.26%	—

BlackRock Large Cap Focus Growth V.I. Fund
2023	Lowest contract charge 1.30% Class III	$54.24	—	—	—	50.50%
	Highest contract charge 1.65% Class III	$51.58	—	—	—	49.94%
	All contract charges	—	39	$2,109	0.00%	—
2022	Lowest contract charge 1.30% Class III	$36.04	—	—	—	(39.05)%
	Highest contract charge 1.65% Class III	$34.40	—	—	—	(39.27)%
	All contract charges	—	25	$892	0.00%	—
2021	Lowest contract charge 1.30% Class III(a)	$59.13	—	—	—	14.57%
	Highest contract charge 1.65% Class III(a)	$56.64	—	—	—	14.22%
	All contract charges	—	18	$1,068	0.00%	—

FSA-136

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ClearBridge Variable Appreciation Portfolio
2023	Lowest contract charge 1.30% Class II	$21.76	—	—	—	17.88%
	Highest contract charge 1.30% Class II	$21.76	—	—	—	17.88%
	All contract charges	—	80	$1,733	1.82%	—
2022	Lowest contract charge 1.30% Class II	$18.46	—	—	—	(13.78)%
	Highest contract charge 1.30% Class II	$18.46	—	—	—	(13.78)%
	All contract charges	—	1	$12	1.58%	—
2021	Lowest contract charge 1.30% Class II(a)	$21.41	—	—	—	20.42%
	Highest contract charge 1.30% Class II(a)	$21.41	—	—	—	20.42%
	All contract charges	—	—	$2	0.50%	—

ClearBridge Variable Mid Cap Portfolio
2023	Lowest contract charge 1.30% Class II	$15.64	—	—	—	11.16%
	Highest contract charge 1.30% Class II	$15.64	—	—	—	11.16%
	All contract charges	—	36	$570	0.02%	—
2022	Lowest contract charge 1.30% Class II	$14.07	—	—	—	(26.45)%
	Highest contract charge 1.30% Class II	$14.07	—	—	—	(26.45)%
	All contract charges	—	12	$172	0.10%	—
2021	Lowest contract charge 1.30% Class II(a)	$19.13	—	—	—	16.86%
	Highest contract charge 1.30% Class II(a)	$19.13	—	—	—	16.86%
	All contract charges	—	12	$223	0.00%	—

Delaware Ivy VIP High Income
2023	Lowest contract charge 1.30% Class II	$19.54	—	—	—	10.27%
	Highest contract charge 1.65% Class II	$18.59	—	—	—	9.93%
	All contract charges	—	126	$2,464	6.24%	—
2022	Lowest contract charge 1.30% Class II	$17.72	—	—	—	(12.10)%
	Highest contract charge 1.65% Class II(a)	$16.91	—	—	—	(12.43)%
	All contract charges	—	91	$1,600	6.01%	—
2021	Lowest contract charge 1.30% Class II(a)	$20.16	—	—	—	2.08%
	Highest contract charge 1.30% Class II(a)	$20.16	—	—	—	2.08%
	All contract charges	—	49	$989	2.96%	—

Delaware VIP Emerging Markets Series
2023	Lowest contract charge 1.00% Service Class	$11.68	—	—	—	12.31%
	Highest contract charge 1.25% Service Class(k)	$10.94	—	—	—	12.09%
	All contract charges	—	23	$264	0.75%	—
2022	Lowest contract charge 1.00% Service Class(k)	$10.40	—	—	—	1.96%
	Highest contract charge 1.00% Service Class(k)	$10.40	—	—	—	1.96%
	All contract charges	—	2	$19	0.00%	—

Eaton Vance VT Floating-Rate Income Fund
2023	Lowest contract charge 0.00% Initial Class(k)	$13.51	—	—	—	11.19%
	Highest contract charge 1.30% Initial Class	$12.07	—	—	—	9.83%
	All contract charges	—	365	$4,439	8.36%	—
2022	Lowest contract charge 1.00% Initial Class(k)	$11.03	—	—	—	0.18%
	Highest contract charge 1.30% Initial Class	$10.99	—	—	—	(4.02)%
	All contract charges	—	46	$509	4.98%	—
2021	Lowest contract charge 1.30% Initial Class(a)	$11.45	—	—	—	1.15%
	Highest contract charge 1.30% Initial Class(a)	$11.45	—	—	—	1.15%
	All contract charges	—	5	$52	2.37%	—

EQ/500 Managed Volatility
2023	Lowest contract charge 1.00% Class IB(l)	$12.49	—	—	—	24.03%
	Highest contract charge 1.25% Class IB(l)	$12.45	—	—	—	23.63%
	All contract charges	—	76	$953	2.55%	—

EQ/AB Dynamic Aggressive Growth
2023	Lowest contract charge 1.30% Class IB	$12.29	—	—	—	15.29%
	Highest contract charge 1.65% Class IB	$12.03	—	—	—	14.90%
	All contract charges	—	11,015	$135,363	1.62%	—

FSA-137

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Dynamic Aggressive Growth (Continued)
2022	Lowest contract charge 1.30% Class IB	$10.66	—	—	—	(17.56)%
	Highest contract charge 1.65% Class IB	$10.47	—	—	—	(17.82)%
	All contract charges	—	2,823	$30,080	0.00%	—
2021	Lowest contract charge 1.30% Class IB(a)	$12.93	—	—	—	11.95%
	Highest contract charge 1.65% Class IB(a)	$12.74	—	—	—	11.56%
	All contract charges	—	930	$12,029	0.21%	—

EQ/AB Dynamic Growth
2023	Lowest contract charge 1.30% Class IB	$12.88	—	—	—	13.48%
	Highest contract charge 1.65% Class IB	$12.49	—	—	—	13.13%
	All contract charges	—	6,648	$85,585	1.36%	—
2022	Lowest contract charge 1.30% Class IB	$11.35	—	—	—	(16.61)%
	Highest contract charge 1.65% Class IB	$11.04	—	—	—	(16.93)%
	All contract charges	—	2,680	$30,406	0.00%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.61	—	—	—	10.20%
	Highest contract charge 1.65% Class IB(a)	$13.29	—	—	—	9.83%
	All contract charges	—	876	$11,915	1.21%	—

EQ/AB Dynamic Moderate Growth
2023	Lowest contract charge 1.00% Class IB	$12.58	—	—	—	11.72%
	Highest contract charge 1.65% Class IB	$14.59	—	—	—	11.04%
	All contract charges	—	4,505	$68,758	1.48%	—
2022	Lowest contract charge 1.00% Class IB(k)	$11.26	—	—	—	(0.79)%
	Highest contract charge 1.65% Class IB	$13.14	—	—	—	(16.04)%
	All contract charges	—	1,990	$27,263	0.87%	—
2021	Lowest contract charge 1.30% Class IB(a)	$16.26	—	—	—	8.04%
	Highest contract charge 1.65% Class IB(a)	$15.65	—	—	—	7.78%
	All contract charges	—	736	$11,976	3.17%	—

EQ/AB Short Duration Government Bond
2023	Lowest contract charge 1.00% Class IB(k)	$ 9.73	—	—	—	3.29%
	Highest contract charge 1.25% Class IB	$ 9.33	—	—	—	2.98%
	All contract charges	—	161	$1,544	2.96%	—
2022	Lowest contract charge 1.25% Class IB(k)	$ 9.06	—	—	—	0.44%
	Highest contract charge 1.25% Class IB(k)	$ 9.06	—	—	—	0.44%
	All contract charges	—	42	$384	0.00%	—

EQ/AB Small Cap Growth
2023	Lowest contract charge 1.30% Class IA	$40.16	—	—	—	16.20%
	Highest contract charge 1.65% Class IA	$38.19	—	—	—	15.80%
	All contract charges	—	55	$2,189	0.35%	—
2022	Lowest contract charge 1.30% Class IA	$34.56	—	—	—	(29.38)%
	Highest contract charge 1.65% Class IA	$32.98	—	—	—	(29.65)%
	All contract charges	—	40	$1,364	0.20%	—
2021	Lowest contract charge 1.30% Class IA(a)	$48.94	—	—	—	0.78%
	Highest contract charge 1.65% Class IA(a)	$46.88	—	—	—	0.47%
	All contract charges	—	18	$875	0.00%	—

EQ/AB Small Cap Growth
2023	Lowest contract charge 1.00% Class IB	$17.72	—	—	—	16.58%
	Highest contract charge 1.25% Class IB	$19.30	—	—	—	16.27%
	All contract charges	—	83	$1,489	0.35%	—
2022	Lowest contract charge 1.00% Class IB(k)	$15.20	—	—	—	(5.00)%
	Highest contract charge 1.25% Class IB(k)	$16.60	—	—	—	(5.03)%
	All contract charges	—	3	$55	0.20%	—

EQ/AB Sustainable U.S. Thematic
2023	Lowest contract charge 1.00% Class IB(l)	$10.15	—	—	—	19.27%
	Highest contract charge 1.30% Class IB(l)	$12.43	—	—	—	18.95%
	All contract charges	—	9	$91	0.59%	—

FSA-138

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Allocation
2023	Lowest contract charge 1.00% Class IB	$16.53	—	—	—	17.23%
	Highest contract charge 1.25% Class IB	$17.99	—	—	—	16.89%
	All contract charges	—	65	$1,094	2.36%	—
2022	Lowest contract charge 1.00% Class IB(k)	$14.10	—	—	—	(1.74)%
	Highest contract charge 1.25% Class IB(k)	$15.39	—	—	—	(1.79)%
	All contract charges	—	8	$110	1.95%	—

EQ/Aggressive Growth Strategy
2023	Lowest contract charge 1.30% Class IB	$21.85	—	—	—	16.66%
	Highest contract charge 1.65% Class IB	$20.96	—	—	—	16.25%
	All contract charges	—	17,466	$381,500	2.03%	—
2022	Lowest contract charge 1.30% Class IB	$18.73	—	—	—	(19.41)%
	Highest contract charge 1.65% Class IB	$18.03	—	—	—	(19.69)%
	All contract charges	—	6,968	$130,414	1.41%	—
2021	Lowest contract charge 1.30% Class IB(a)	$23.24	—	—	—	10.14%
	Highest contract charge 1.65% Class IB(a)	$22.45	—	—	—	9.78%
	All contract charges	—	2,025	$47,024	5.78%	—

EQ/All Asset Growth Allocation
2023	Lowest contract charge 1.30% Class IA	$20.20	—	—	—	12.72%
	Highest contract charge 1.65% Class IA	$19.21	—	—	—	12.27%
	All contract charges	—	26	$526	4.68%	—
2022	Lowest contract charge 1.30% Class IA	$17.92	—	—	—	(15.59)%
	Highest contract charge 1.65% Class IA	$17.11	—	—	—	(15.88)%
	All contract charges	—	10	$189	1.84%	—
2021	Lowest contract charge 1.30% Class IA(a)	$21.23	—	—	—	5.36%
	Highest contract charge 1.65% Class IA(a)	$20.34	—	—	—	5.06%
	All contract charges	—	6	$121	11.01%	—

EQ/All Asset Growth Allocation
2023	Lowest contract charge 1.00% Class IB(l)	$13.67	—	—	—	12.98%
	Highest contract charge 1.25% Class IB(l)	$13.49	—	—	—	12.70%
	All contract charges	—	34	$459	4.68%	—

EQ/American Century Mid Cap Value
2023	Lowest contract charge 0.00% Class IB(k)	$22.86	—	—	—	5.98%
	Highest contract charge 1.65% Class IB	$33.82	—	—	—	4.25%
	All contract charges	—	159	$3,550	2.36%	—
2022	Lowest contract charge 1.00% Class IB(k)	$16.73	—	—	—	(0.30)%
	Highest contract charge 1.65% Class IB	$32.44	—	—	—	(3.11)%
	All contract charges	—	48	$1,247	4.69%	—
2021	Lowest contract charge 1.30% Class IB(a)	$34.96	—	—	—	14.96%
	Highest contract charge 1.65% Class IB(a)	$33.48	—	—	—	14.58%
	All contract charges	—	5	$206	2.76%	—

EQ/American Century Moderate Growth Allocation
2023	Lowest contract charge 1.30% Class IB	$11.73	—	—	—	14.11%
	Highest contract charge 1.65% Class IB	$11.53	—	—	—	13.82%
	All contract charges	—	2,983	$34,986	2.35%	—
2022	Lowest contract charge 1.30% Class IB	$10.28	—	—	—	(18.35)%
	Highest contract charge 1.65% Class IB	$10.13	—	—	—	(18.70)%
	All contract charges	—	1,060	$10,893	1.91%	—
2021	Lowest contract charge 1.30% Class IB(a)	$12.59	—	—	—	6.88%
	Highest contract charge 1.65% Class IB(a)	$12.46	—	—	—	6.50%
	All contract charges	—	487	$6,136	2.14%	—

EQ/Balanced Strategy
2023	Lowest contract charge 1.30% Class IB	$17.35	—	—	—	11.79%
	Highest contract charge 1.65% Class IB	$16.50	—	—	—	11.34%
	All contract charges	—	10,260	$177,678	2.23%	—

FSA-139

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Balanced Strategy (Continued)
2022	Lowest contract charge 1.30% Class IB	$15.52	—	—	—	(16.69)%
	Highest contract charge 1.65% Class IB	$14.82	—	—	—	(16.93)%
	All contract charges	—	4,218	$65,351	1.63%	—
2021	Lowest contract charge 1.30% Class IB(a)	$18.63	—	—	—	5.31%
	Highest contract charge 1.65% Class IB(a)	$17.84	—	—	—	4.94%
	All contract charges	—	1,259	$23,446	3.74%	—

EQ/ClearBridge Large Cap Growth ESG
2023	Lowest contract charge 1.00% Class IB(k)	$18.57	—	—	—	44.40%
	Highest contract charge 1.30% Class IB	$18.32	—	—	—	44.03%
	All contract charges	—	94	$1,722	0.00%	—
2022	Lowest contract charge 1.30% Class IB	$12.72	—	—	—	(33.02)%
	Highest contract charge 1.30% Class IB	$12.72	—	—	—	(33.02)%
	All contract charges	—	8	$103	0.00%	—
2021	Lowest contract charge 1.30% Class IB(a)	$18.99	—	—	—	20.04%
	Highest contract charge 1.30% Class IB(a)	$18.99	—	—	—	20.04%
	All contract charges	—	4	$70	0.00%	—

EQ/ClearBridge Select Equity Managed Volatility
2023	Lowest contract charge 1.00% Class IA	$17.86	—	—	—	23.34%
	Highest contract charge 1.65% Class IA	$17.30	—	—	—	22.61%
	All contract charges	—	74	$1,297	0.80%	—
2022	Lowest contract charge 1.00% Class IA(k)	$14.48	—	—	—	(2.56)%
	Highest contract charge 1.65% Class IA	$14.11	—	—	—	(28.30)%
	All contract charges	—	39	$563	0.67%	—
2021	Lowest contract charge 1.30% Class IA(a)	$19.90	—	—	—	15.30%
	Highest contract charge 1.65% Class IA(a)	$19.68	—	—	—	14.95%
	All contract charges	—	12	$227	0.71%	—

EQ/Common Stock Index(h)
2023	Lowest contract charge 1.30% Class IA	$42.95	—	—	—	23.53%
	Highest contract charge 1.65% Class IA	$40.84	—	—	—	23.05%
	All contract charges	—	97	$4,168	1.50%	—
2022	Lowest contract charge 1.30% Class IA	$34.77	—	—	—	(20.54)%
	Highest contract charge 1.65% Class IA	$33.19	—	—	—	(20.81)%
	All contract charges	—	73	$2,525	0.96%	—
2021	Lowest contract charge 1.30% Class IA(a)	$43.76	—	—	—	18.59%
	Highest contract charge 1.65% Class IA(a)	$41.91	—	—	—	18.22%
	All contract charges	—	44	$1,901	1.56%	—

EQ/Common Stock Index(h)
2023	Lowest contract charge 1.00% Class IB	$21.96	—	—	—	23.93%
	Highest contract charge 1.25% Class IB(k)	$25.62	—	—	—	23.59%
	All contract charges	—	128	$2,969	1.50%	—
2022	Lowest contract charge 1.00% Class IB(k)	$17.72	—	—	—	(3.22)%
	Highest contract charge 1.00% Class IB(k)	$17.72	—	—	—	(3.22)%
	All contract charges	—	3	$50	0.96%	—

EQ/Conservative Allocation
2023	Lowest contract charge 1.00% Class IB	$ 9.92	—	—	—	6.90%
	Highest contract charge 1.25% Class IB	$ 9.84	—	—	—	6.61%
	All contract charges	—	165	$1,634	4.02%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 9.28	—	—	—	0.54%
	Highest contract charge 1.25% Class IB(k)	$ 9.23	—	—	—	0.54%
	All contract charges	—	6	$52	3.13%	—

EQ/Conservative Growth Strategy
2023	Lowest contract charge 1.30% Class IB	$15.41	—	—	—	10.15%
	Highest contract charge 1.65% Class IB	$14.65	—	—	—	9.74%
	All contract charges	—	4,923	$75,798	2.21%	—

FSA-140

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2022	Lowest contract charge 1.30% Class IB	$13.99	—	—	—	(15.62)%
	Highest contract charge 1.65% Class IB	$13.35	—	—	—	(15.93)%
	All contract charges	—	2,380	$33,277	1.60%	—
2021	Lowest contract charge 1.30% Class IB(a)	$16.58	—	—	—	3.69%
	Highest contract charge 1.65% Class IB(a)	$15.88	—	—	—	3.39%
	All contract charges	—	736	$12,202	3.51%	—

EQ/Conservative Strategy
2023	Lowest contract charge 1.30% Class IB	$12.07	—	—	—	6.81%
	Highest contract charge 1.65% Class IB	$11.48	—	—	—	6.49%
	All contract charges	—	3,357	$40,439	2.48%	—
2022	Lowest contract charge 1.30% Class IB	$11.30	—	—	—	(13.41)%
	Highest contract charge 1.65% Class IB	$10.78	—	—	—	(13.76)%
	All contract charges	—	1,291	$14,533	1.89%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.05	—	—	—	0.62%
	Highest contract charge 1.65% Class IB(a)	$12.50	—	—	—	0.32%
	All contract charges	—	280	$3,654	2.60%	—

EQ/Core Bond Index
2023	Lowest contract charge 1.00% Class IB	$ 9.81	—	—	—	3.48%
	Highest contract charge 1.65% Class IB	$ 9.87	—	—	—	2.81%
	All contract charges	—	634	$6,292	3.42%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 9.48	—	—	—	0.74%
	Highest contract charge 1.65% Class IB(a)	$ 9.60	—	—	—	(10.20)%
	All contract charges	—	122	$1,219	2.15%	—
2021	Lowest contract charge 1.30% Class IB(a)	$11.16	—	—	—	(2.36)%
	Highest contract charge 1.30% Class IB(a)	$11.16	—	—	—	(2.36)%
	All contract charges	—	51	$564	3.45%	—

EQ/Core Plus Bond (i)
2023	Lowest contract charge 1.00% Class IB(k)	$10.83	—	—	—	3.54%
	Highest contract charge 1.65% Class IB	$ 8.52	—	—	—	2.90%
	All contract charges	—	264	$2,599	3.95%	—
2022	Lowest contract charge 1.30% Class IB(g)	$ 8.33	—	—	—	2.71%
	Highest contract charge 1.65% Class IB(g)	$ 8.28	—	—	—	2.60%
	All contract charges	—	49	$408	2.63%	—

EQ/Emerging Markets Equity PLUS
2023	Lowest contract charge 1.00% Class IB(k)	$10.30	—	—	—	9.23%
	Highest contract charge 1.30% Class IB	$ 9.86	—	—	—	8.95%
	All contract charges	—	106	$1,067	4.25%	—
2022	Lowest contract charge 1.30% Class IB	$ 9.05	—	—	—	(18.69)%
	Highest contract charge 1.30% Class IB	$ 9.05	—	—	—	(18.69)%
	All contract charges	—	27	$240	2.47%	—
2021	Lowest contract charge 1.30% Class IB(a)	$11.13	—	—	—	(9.22)%
	Highest contract charge 1.30% Class IB(a)	$11.13	—	—	—	(9.22)%
	All contract charges	—	15	$172	2.53%	—

EQ/Equity 500 Index
2023	Lowest contract charge 1.30% Class IA	$44.38	—	—	—	23.97%
	Highest contract charge 1.65% Class IA	$42.21	—	—	—	23.53%
	All contract charges	—	313	$13,859	1.71%	—
2022	Lowest contract charge 1.30% Class IA	$35.80	—	—	—	(19.60)%
	Highest contract charge 1.65% Class IA	$34.17	—	—	—	(19.88)%
	All contract charges	—	205	$7,350	1.39%	—
2021	Lowest contract charge 1.30% Class IA(a)	$44.53	—	—	—	22.44%
	Highest contract charge 1.65% Class IA(a)	$42.65	—	—	—	22.07%
	All contract charges	—	106	$4,741	1.53%	—

FSA-141

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index
2023	Lowest contract charge 0.00% Class IB(k)	$29.98	—	—	—	25.54%
	Highest contract charge 1.25% Class IB	$27.03	—	—	—	23.99%
	All contract charges	—	701	$16,575	1.71%	—
2022	Lowest contract charge 1.00% Class IB(k)	$18.54	—	—	—	(2.93)%
	Highest contract charge 1.25% Class IB(k)	$21.80	—	—	—	(2.94)%
	All contract charges	—	26	$482	1.39%	—

EQ/Fidelity Institutional AM® Large Cap
2023	Lowest contract charge 1.00% Class IB	$22.68	—	—	—	30.12%
	Highest contract charge 1.65% Class IB	$40.99	—	—	—	29.22%
	All contract charges	—	149	$4,289	0.75%	—
2022	Lowest contract charge 1.00% Class IB(k)	$17.43	—	—	—	(3.33)%
	Highest contract charge 1.65% Class IB	$31.72	—	—	—	(22.37)%
	All contract charges	—	16	$546	0.64%	—
2021	Lowest contract charge 1.30% Class IB(a)	$42.65	—	—	—	17.72%
	Highest contract charge 1.65% Class IB(a)	$40.86	—	—	—	17.38%
	All contract charges	—	7	$311	0.74%	—

EQ/Franklin Moderate Allocation
2023	Lowest contract charge 1.30% Class IB	$12.38	—	—	—	10.73%
	Highest contract charge 1.65% Class IB	$12.04	—	—	—	10.36%
	All contract charges	—	3,116	$38,555	2.51%	—
2022	Lowest contract charge 1.30% Class IB	$11.18	—	—	—	(15.30)%
	Highest contract charge 1.65% Class IB	$10.91	—	—	—	(15.56)%
	All contract charges	—	745	$8,329	1.65%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.20	—	—	—	4.51%
	Highest contract charge 1.65% Class IB(a)	$12.92	—	—	—	4.11%
	All contract charges	—	191	$2,526	0.46%	—

EQ/Franklin Rising Dividends
2023	Lowest contract charge 1.00% Class IB	$22.03	—	—	—	10.98%
	Highest contract charge 1.65% Class IB	$26.94	—	—	—	10.27%
	All contract charges	—	269	$6,509	1.64%	—
2022	Lowest contract charge 1.00% Class IB(k)	$19.85	—	—	—	(0.25)%
	Highest contract charge 1.65% Class IB	$24.43	—	—	—	(12.09)%
	All contract charges	—	50	$1,243	1.36%	—
2021	Lowest contract charge 1.30% Class IB(a)	$28.68	—	—	—	24.91%
	Highest contract charge 1.65% Class IB(a)	$27.79	—	—	—	24.56%
	All contract charges	—	10	$298	1.25%	—

EQ/Goldman Sachs Growth Allocation
2023	Lowest contract charge 1.00% Class IB(n)	$11.28	—	—	—	8.36%
	Highest contract charge 1.65% Class IB	$12.35	—	—	—	15.64%
	All contract charges	—	9,760	$122,574	3.42%	—
2022	Lowest contract charge 1.30% Class IB	$10.83	—	—	—	(16.50)%
	Highest contract charge 1.65% Class IB	$10.68	—	—	—	(16.82)%
	All contract charges	—	2,994	$32,412	1.23%	—
2021	Lowest contract charge 1.30% Class IB(a)	$12.97	—	—	—	8.99%
	Highest contract charge 1.65% Class IB(a)	$12.84	—	—	—	8.72%
	All contract charges	—	826	$10,711	0.29%	—

EQ/Goldman Sachs Mid Cap Value
2023	Lowest contract charge 1.00% Class IB (n)	$11.80	—	—	—	14.01%
	Highest contract charge 1.65% Class IB(c)	$32.04	—	—	—	9.39%
	All contract charges	—	40	$1,221	0.96%	—
2022	Lowest contract charge 1.30% Class IB	$30.69	—	—	—	(11.76)%
	Highest contract charge 1.30% Class IB	$30.69	—	—	—	(11.76)%
	All contract charges	—	19	$572	0.83%	—
2021	Lowest contract charge 1.30% Class IB(a)	$34.78	—	—	—	19.72%
	Highest contract charge 1.30% Class IB(a)	$34.78	—	—	—	19.72%
	All contract charges	—	7	$244	0.70%	—

FSA-142

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Goldman Sachs Moderate Growth Allocation
2023	Lowest contract charge 1.30% Class IB	$12.58	—	—	—	12.52%
	Highest contract charge 1.65% Class IB	$12.20	—	—	—	12.13%
	All contract charges	—	7,451	$93,666	3.81%	—
2022	Lowest contract charge 1.30% Class IB	$11.18	—	—	—	(16.94)%
	Highest contract charge 1.65% Class IB	$10.88	—	—	—	(17.20)%
	All contract charges	—	2,236	$24,972	0.91%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.46	—	—	—	7.59%
	Highest contract charge 1.65% Class IB(a)	$13.14	—	—	—	7.18%
	All contract charges	—	698	$9,395	0.07%	—

EQ/Growth Strategy
2023	Lowest contract charge 1.30% Class IB	$21.91	—	—	—	15.01%
	Highest contract charge 1.65% Class IB	$20.83	—	—	—	14.58%
	All contract charges	—	11,275	$246,792	2.01%	—
2022	Lowest contract charge 1.30% Class IB	$19.05	—	—	—	(18.52)%
	Highest contract charge 1.65% Class IB	$18.18	—	—	—	(18.80)%
	All contract charges	—	4,988	$94,922	1.29%	—
2021	Lowest contract charge 1.30% Class IB(a)	$23.38	—	—	—	8.44%
	Highest contract charge 1.65% Class IB(a)	$22.39	—	—	—	8.11%
	All contract charges	—	2,139	$50,006	5.10%	—

EQ/Intermediate Corporate Bond
2023	Lowest contract charge 1.00% Class IB (n)	$10.93	—	—	—	7.58%
	Highest contract charge 1.00% Class IB (n)	$10.93	—	—	—	7.58%
	All contract charges	—	5	$52	1.26%	—

EQ/Intermediate Government Bond
2023	Lowest contract charge 1.00% Class IB	$ 9.41	—	—	—	2.84%
	Highest contract charge 1.30% Class IB	$ 9.49	—	—	—	2.48%
	All contract charges	—	290	$2,712	11.85%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 9.15	—	—	—	0.44%
	Highest contract charge 1.30% Class IB	$ 9.26	—	—	—	(8.77)%
	All contract charges	—	17	$155	1.26%	—
2021	Lowest contract charge 1.30% Class IB(a)	$10.15	—	—	—	(2.59)%
	Highest contract charge 1.30% Class IB(a)	$10.15	—	—	—	(2.59)%
	All contract charges	—	8	$79	1.70%	—

EQ/International Core Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$14.80	—	—	—	15.26%
	Highest contract charge 1.30% Class IA	$14.80	—	—	—	15.26%
	All contract charges	—	19	$274	2.05%	—
2022	Lowest contract charge 1.30% Class IA	$12.84	—	—	—	(15.25)%
	Highest contract charge 1.30% Class IA	$12.84	—	—	—	(15.25)%
	All contract charges	—	13	$163	1.75%	—
2021	Lowest contract charge 1.30% Class IA(a)	$15.15	—	—	—	4.63%
	Highest contract charge 1.30% Class IA(a)	$15.15	—	—	—	4.63%
	All contract charges	—	6	$92	4.77%	—

EQ/International Equity Index
2023	Lowest contract charge 1.30% Class IA	$15.68	—	—	—	17.54%
	Highest contract charge 1.65% Class IA	$14.91	—	—	—	17.03%
	All contract charges	—	103	$1,609	4.56%	—
2022	Lowest contract charge 1.30% Class IA	$13.34	—	—	—	(13.09)%
	Highest contract charge 1.65% Class IA(a)	$12.74	—	—	—	(13.33)%
	All contract charges	—	71	$945	2.87%	—
2021	Lowest contract charge 1.30% Class IA(a)	$15.35	—	—	—	4.85%
	Highest contract charge 1.30% Class IA(a)	$15.35	—	—	—	4.85%
	All contract charges	—	48	$736	5.06%	—

FSA-143

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Equity Index
2023	Lowest contract charge 1.00% Class IB	$12.81	—	—	—	17.85%
	Highest contract charge 1.25% Class IB(k)	$12.82	—	—	—	17.61%
	All contract charges	—	152	$1,949	4.56%	—
2022	Lowest contract charge 1.00% Class IB(k)	$10.87	—	—	—	2.35%
	Highest contract charge 1.00% Class IB(k)	$10.87	—	—	—	2.35%
	All contract charges	—	3	$29	2.87%	—

EQ/Invesco Comstock
2023	Lowest contract charge 1.30% Class IA	$35.53	—	—	—	10.55%
	Highest contract charge 1.65% Class IA	$33.79	—	—	—	10.14%
	All contract charges	—	38	$1,353	2.48%	—
2022	Lowest contract charge 1.30% Class IA	$32.14	—	—	—	(0.80)%
	Highest contract charge 1.65% Class IA(a)	$30.68	—	—	—	(1.13)%
	All contract charges	—	15	$489	2.24%	—
2021	Lowest contract charge 1.30% Class IA(a)	$32.40	—	—	—	19.69%
	Highest contract charge 1.30% Class IA(a)	$32.40	—	—	—	19.69%
	All contract charges	—	5	$175	2.65%	—

EQ/Invesco Comstock
2023	Lowest contract charge 1.00% Class IB(n)	$11.27	—	—	—	9.63%
	Highest contract charge 1.00% Class IB(n)	$11.27	—	—	—	9.63%
	All contract charges	—	1	$6	2.48%	—

EQ/Invesco Global
2023	Lowest contract charge 1.30% Class IA	$29.33	—	—	—	32.12%
	Highest contract charge 1.65% Class IA	$27.89	—	—	—	31.62%
	All contract charges	—	60	$1,774	0.00%	—
2022	Lowest contract charge 1.30% Class IA	$22.20	—	—	—	(32.91)%
	Highest contract charge 1.65% Class IA	$21.19	—	—	—	(33.15)%
	All contract charges	—	36	$796	0.00%	—
2021	Lowest contract charge 1.30% Class IA(a)	$33.09	—	—	—	9.03%
	Highest contract charge 1.65% Class IA(a)	$31.70	—	—	—	8.71%
	All contract charges	—	15	$503	0.00%	—

EQ/Invesco Global
2023	Lowest contract charge 1.00% Class IB	$17.66	—	—	—	32.48%
	Highest contract charge 1.25% Class IB(k)	$19.58	—	—	—	32.12%
	All contract charges	—	41	$772	0.00%	—
2022	Lowest contract charge 1.00% Class IB(k)	$13.33	—	—	—	(2.56)%
	Highest contract charge 1.00% Class IB(k)	$13.33	—	—	—	(2.56)%
	All contract charges	—	—	$6	0.00%	—

EQ/Invesco Global Real Assets
2023	Lowest contract charge 1.00% Class IB	$12.03	—	—	—	8.97%
	Highest contract charge 1.65% Class IB(c)	$18.28	—	—	—	8.36%
	All contract charges	—	33	$524	2.72%	—
2022	Lowest contract charge 1.00% Class IB(k)	$11.04	—	—	—	(1.34)%
	Highest contract charge 1.30% Class IB	$17.68	—	—	—	(10.16)%
	All contract charges	—	17	$293	1.83%	—
2021	Lowest contract charge 1.30% Class IB(a)	$19.68	—	—	—	15.83%
	Highest contract charge 1.30% Class IB(a)	$19.68	—	—	—	15.83%
	All contract charges	—	12	$243	6.20%	—

EQ/Invesco Moderate Allocation
2023	Lowest contract charge 1.30% Class IB	$12.03	—	—	—	10.37%
	Highest contract charge 1.65% Class IB	$11.67	—	—	—	9.99%
	All contract charges	—	3,524	$42,379	2.40%	—
2022	Lowest contract charge 1.30% Class IB	$10.90	—	—	—	(13.97)%
	Highest contract charge 1.65% Class IB	$10.61	—	—	—	(14.30)%
	All contract charges	—	1,258	$13,708	0.47%	—

FSA-144

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Moderate Allocation (Continued)
2021	Lowest contract charge 1.30% Class IB(a)	$12.67	—	—	—	5.32%
	Highest contract charge 1.65% Class IB(a)	$12.38	—	—	—	5.09%
	All contract charges	—	415	$5,251	0.00%	—

EQ/Invesco Moderate Growth Allocation(e)
2023	Lowest contract charge 1.30% Class IB	$12.51	—	—	—	13.93%
	Highest contract charge 1.65% Class IB	$12.30	—	—	—	13.57%
	All contract charges	—	5,864	$73,338	3.32%	—
2022	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	(16.76)%
	Highest contract charge 1.65% Class IB	$10.83	—	—	—	(17.08)%
	All contract charges	—	2,656	$29,154	1.80%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.19	—	—	—	7.41%
	Highest contract charge 1.65% Class IB(a)	$13.06	—	—	—	7.14%
	All contract charges	—	305	$4,021	0.47%	—

EQ/Janus Enterprise
2023	Lowest contract charge 1.30% Class IA	$32.78	—	—	—	15.50%
	Highest contract charge 1.65% Class IA	$31.17	—	—	—	15.06%
	All contract charges	—	57	$1,846	0.05%	—
2022	Lowest contract charge 1.30% Class IA	$28.38	—	—	—	(17.67)%
	Highest contract charge 1.65% Class IA	$27.09	—	—	—	(17.93)%
	All contract charges	—	39	$1,103	0.00%	—
2021	Lowest contract charge 1.30% Class IA(a)	$34.47	—	—	—	11.45%
	Highest contract charge 1.65% Class IA(a)	$33.01	—	—	—	11.07%
	All contract charges	—	24	$836	0.14%	—

EQ/Janus Enterprise
2023	Lowest contract charge 1.00% Class IB	$18.20	—	—	—	15.85%
	Highest contract charge 1.25% Class IB	$19.60	—	—	—	15.57%
	All contract charges	—	123	$2,293	0.05%	—
2022	Lowest contract charge 1.00% Class IB(k)	$15.71	—	—	—	(0.57)%
	Highest contract charge 1.25% Class IB(k)	$16.96	—	—	—	(0.59)%
	All contract charges	—	24	$417	0.00%	—

EQ/JPMorgan Growth Allocation(f)
2023	Lowest contract charge 1.00% Class IB(n)	$11.02	—	—	—	6.47%
	Highest contract charge 1.65% Class IB	$12.25	—	—	—	11.97%
	All contract charges	—	11,445	$143,275	3.62%	—
2022	Lowest contract charge 1.30% Class IB	$11.14	—	—	—	(14.64)%
	Highest contract charge 1.65% Class IB	$10.94	—	—	—	(14.93)%
	All contract charges	—	3,680	$40,978	0.78%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.05	—	—	—	8.21%
	Highest contract charge 1.65% Class IB(a)	$12.86	—	—	—	7.89%
	All contract charges	—	869	$11,333	0.00%	—

EQ/JPMorgan Growth Stock
2023	Lowest contract charge 1.30% Class IA	$47.24	—	—	—	44.42%
	Highest contract charge 1.65% Class IA	$44.93	—	—	—	43.91%
	All contract charges	—	105	$4,958	0.00%	—
2022	Lowest contract charge 1.30% Class IA	$32.71	—	—	—	(39.44)%
	Highest contract charge 1.65% Class IA	$31.22	—	—	—	(39.65)%
	All contract charges	—	73	$2,379	0.00%	—
2021	Lowest contract charge 1.30% Class IA(a)	$54.01	—	—	—	10.20%
	Highest contract charge 1.65% Class IA(a)	$51.73	—	—	—	9.88%
	All contract charges	—	30	$1,625	0.00%	—

EQ/JPMorgan Growth Stock
2023	Lowest contract charge 0.00% Class IB(k)	$29.82	—	—	—	46.32%
	Highest contract charge 1.25% Class IB	$26.89	—	—	—	44.49%
	All contract charges	—	205	$4,797	0.00%	—

FSA-145

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/JPMorgan Growth Stock (Continued)
2022	Lowest contract charge 1.00% Class IB(k)	$15.67	—	—	—	(5.77)%
	Highest contract charge 1.25% Class IB(k)	$18.61	—	—	—	(5.82)%
	All contract charges	—	6	$97	0.00%	—

EQ/JPMorgan Value Opportunities
2023	Lowest contract charge 0.00% Class IB(k)	$17.03	—	—	—	10.94%
	Highest contract charge 1.65% Class IB	$15.76	—	—	—	9.07%
	All contract charges	—	663	$10,722	2.07%	—
2022	Lowest contract charge 1.00% Class IB(k)	$14.82	—	—	—	(2.18)%
	Highest contract charge 1.65% Class IB	$14.45	—	—	—	(1.43)%
	All contract charges	—	226	$3,323	1.45%	—
2021	Lowest contract charge 1.30% Class IB(a)	$14.83	—	—	—	9.53%
	Highest contract charge 1.65% Class IB(a)	$14.66	—	—	—	9.16%
	All contract charges	—	74	$1,106	1.42%	—

EQ/Large Cap Growth Index
2023	Lowest contract charge 1.30% Class IA	$58.24	—	—	—	39.73%
	Highest contract charge 1.65% Class IA	$55.39	—	—	—	39.24%
	All contract charges	—	56	$3,271	0.35%	—
2022	Lowest contract charge 1.30% Class IA	$41.68	—	—	—	(30.45)%
	Highest contract charge 1.65% Class IA	$39.78	—	—	—	(30.71)%
	All contract charges	—	34	$1,420	0.34%	—
2021	Lowest contract charge 1.30% Class IA(a)	$59.93	—	—	—	23.47%
	Highest contract charge 1.65% Class IA(a)	$57.41	—	—	—	23.09%
	All contract charges	—	14	$ 818	0.11%	—

EQ/Large Cap Growth Index
2023	Lowest contract charge 1.00% Class IB	$28.63	—	—	—	40.21%
	Highest contract charge 1.25% Class IB	$34.25	—	—	—	39.80%
	All contract charges	—	177	$5,255	0.35%	—
2022	Lowest contract charge 1.00% Class IB(k)	$20.42	—	—	—	(4.98)%
	Highest contract charge 1.25% Class IB(k)	$24.50	—	—	—	(5.00)%
	All contract charges	—	20	$458	0.34%	—

EQ/Large Cap Value Index
2023	Lowest contract charge 1.30% Class IA	$31.45	—	—	—	9.32%
	Highest contract charge 1.65% Class IA	$29.91	—	—	—	8.92%
	All contract charges	—	52	$1,639	2.27%	—
2022	Lowest contract charge 1.30% Class IA	$28.77	—	—	—	(9.41)%
	Highest contract charge 1.65% Class IA	$27.46	—	—	—	(9.73)%
	All contract charges	—	38	$1,105	2.19%	—
2021	Lowest contract charge 1.30% Class IA(a)	$31.76	—	—	—	15.57%
	Highest contract charge 1.65% Class IA(a)	$30.42	—	—	—	15.23%
	All contract charges	—	16	$514	2.48%	—

EQ/Large Cap Value Index
2023	Lowest contract charge 1.00% Class IB	$16.79	—	—	—	9.60%
	Highest contract charge 1.25% Class IB	$19.21	—	—	—	9.33%
	All contract charges	—	116	$2,006	2.27%	—
2022	Lowest contract charge 1.00% Class IB(k)	$15.32	—	—	—	(1.35)%
	Highest contract charge 1.25% Class IB(k)	$17.57	—	—	—	(1.35)%
	All contract charges	—	8	$127	2.19%	—

EQ/Large Cap Value Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$29.87	—	—	—	12.50%
	Highest contract charge 1.30% Class IA	$29.87	—	—	—	12.50%
	All contract charges	—	27	$813	1.65%	—
2022	Lowest contract charge 1.30% Class IA	$26.55	—	—	—	(12.75)%
	Highest contract charge 1.30% Class IA	$26.55	—	—	—	(12.75)%
	All contract charges	—	24	$649	1.64%	—
2021	Lowest contract charge 1.30% Class IA(a)	$30.43	—	—	—	16.37%
	Highest contract charge 1.30% Class IA(a)	$30.43	—	—	—	16.37%
	All contract charges	—	12	$370	2.29%	—

FSA-146

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Lazard Emerging Markets Equity
2023	Lowest contract charge 1.00% Class IB	$11.15	—	—	—	20.41%
	Highest contract charge 1.65% Class IB	$12.09	—	—	—	19.70%
	All contract charges	—	69	$787	6.81%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 9.26	—	—	—	1.98%
	Highest contract charge 1.65% Class IB	$10.10	—	—	—	(16.32)%
	All contract charges	—	16	$174	5.21%	—
2021	Lowest contract charge 1.30% Class IB(a)	$12.60	—	—	—	0.48%
	Highest contract charge 1.65% Class IB(a)	$12.07	—	—	—	0.17%
	All contract charges	—	8	$109	5.91%	—

EQ/Loomis Sayles Growth
2023	Lowest contract charge 1.30% Class IA	$47.57	—	—	—	41.87%
	Highest contract charge 1.65% Class IA	$45.24	—	—	—	41.38%
	All contract charges	—	49	$2,349	0.00%	—
2022	Lowest contract charge 1.30% Class IA	$33.53	—	—	—	(28.92)%
	Highest contract charge 1.65% Class IA	$32.00	—	—	—	(29.17)%
	All contract charges	—	17	$585	0.00%	—
2021	Lowest contract charge 1.30% Class IA(a)	$47.17	—	—	—	12.18%
	Highest contract charge 1.65% Class IA(a)	$45.18	—	—	—	11.83%
	All contract charges	—	6	$287	0.00%	—

EQ/Loomis Sayles Growth
2023	Lowest contract charge 1.00% Class IB	$27.18	—	—	—	42.30%
	Highest contract charge 1.25% Class IB	$32.04	—	—	—	41.96%
	All contract charges	—	63	$1,829	0.00%	—
2022	Lowest contract charge 1.00% Class IB(k)	$19.10	—	—	—	(3.49)%
	Highest contract charge 1.25% Class IB(k)	$22.57	—	—	—	(3.51)%
	All contract charges	—	17	$373	0.00%	—

EQ/MFS International Growth (j)
2023	Lowest contract charge 1.30% Class IA	$21.53	—	—	—	12.90%
	Highest contract charge 1.65% Class IA	$20.48	—	—	—	12.53%
	All contract charges	—	80	$1,731	1.97%	—
2022	Lowest contract charge 1.30% Class IA	$19.07	—	—	—	(16.29)%
	Highest contract charge 1.65% Class IA	$18.20	—	—	—	(16.59)%
	All contract charges	—	48	$911	1.13%	—
2021	Lowest contract charge 1.30% Class IA(a)	$22.78	—	—	—	6.15%
	Highest contract charge 1.65% Class IA(a)	$21.82	—	—	—	5.82%
	All contract charges	—	23	$521	0.51%	—

EQ/MFS International Growth (j)
2023	Lowest contract charge 0.00% Class IB(k)	$17.73	—	—	—	14.39%
	Highest contract charge 1.25% Class IB	$15.98	—	—	—	12.93%
	All contract charges	—	119	$1,947	1.97%	—
2022	Lowest contract charge 1.00% Class IB(k)	$14.07	—	—	—	0.21%
	Highest contract charge 1.25% Class IB(k)	$14.15	—	—	—	0.21%
	All contract charges	—	21	$301	1.13%	—

EQ/MFS International Intrinsic Value
2023	Lowest contract charge 1.00% Class IB	$15.59	—	—	—	16.17%
	Highest contract charge 1.65% Class IB	$24.03	—	—	—	15.42%
	All contract charges	—	183	$3,658	1.81%	—
2022	Lowest contract charge 1.00% Class IB(k)	$13.42	—	—	—	(0.52)%
	Highest contract charge 1.65% Class IB	$20.82	—	—	—	(25.05)%
	All contract charges	—	60	$1,306	0.54%	—
2021	Lowest contract charge 1.30% Class IB(a)	$29.00	—	—	—	9.89%
	Highest contract charge 1.65% Class IB(a)	$27.78	—	—	—	9.59%
	All contract charges	—	31	$897	0.73%	—

FSA-147

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Mid Cap Focused Growth
2023	Lowest contract charge 1.30% Class IB	$42.96	—	—	—	20.74%
	Highest contract charge 1.65% Class IB	$40.86	—	—	—	20.32%
	All contract charges	—	25	$1,080	0.00%	—
2022	Lowest contract charge 1.30% Class IB	$35.58	—	—	—	(28.00)%
	Highest contract charge 1.65% Class IB	$33.96	—	—	—	(28.26)%
	All contract charges	—	15	$546	0.00%	—
2021	Lowest contract charge 1.30% Class IB(a)	$49.42	—	—	—	19.08%
	Highest contract charge 1.65% Class IB(a)	$47.34	—	—	—	18.74%
	All contract charges	—	9	$459	0.00%	—

EQ/MFS Technology
2023	Lowest contract charge 0.00% Class IB(k)	$19.64	—	—	—	54.16%
	Highest contract charge 1.65% Class IB	$63.11	—	—	—	51.56%
	All contract charges	—	231	$7,892	0.00%	—
2022	Lowest contract charge 1.00% Class IB(k)	$12.30	—	—	—	(4.13)%
	Highest contract charge 1.65% Class IB	$41.64	—	—	—	(37.34)%
	All contract charges	—	48	$1,961	0.00%	—
2021	Lowest contract charge 1.30% Class IB(a)	$69.38	—	—	—	7.20%
	Highest contract charge 1.65% Class IB(a)	$66.45	—	—	—	6.87%
	All contract charges	—	23	$1,584	0.00%	—

EQ/MFS Utilities Series
2023	Lowest contract charge 1.00% Class IB	$14.14	—	—	—	(3.35)%
	Highest contract charge 1.65% Class IB	$24.81	—	—	—	(3.99)%
	All contract charges	—	82	$1,653	2.62%	—
2022	Lowest contract charge 1.00% Class IB(k)	$14.63	—	—	—	3.83%
	Highest contract charge 1.65% Class IB	$25.84	—	—	—	(1.22)%
	All contract charges	—	29	$771	9.38%	—
2021	Lowest contract charge 1.30% Class IB(a)	$27.31	—	—	—	17.01%
	Highest contract charge 1.65% Class IB(a)	$26.16	—	—	—	16.68%
	All contract charges	—	9	$242	3.68%	—

EQ/Mid Cap Index
2023	Lowest contract charge 1.30% Class IA	$38.01	—	—	—	14.25%
	Highest contract charge 1.65% Class IA	$36.15	—	—	—	13.82%
	All contract charges	—	65	$2,457	1.49%	—
2022	Lowest contract charge 1.30% Class IA	$33.27	—	—	—	(14.74)%
	Highest contract charge 1.65% Class IA	$31.76	—	—	—	(15.01)%
	All contract charges	—	48	$1,584	1.15%	—
2021	Lowest contract charge 1.30% Class IA(a)	$39.02	—	—	—	11.77%
	Highest contract charge 1.65% Class IA(a)	$37.37	—	—	—	11.45%
	All contract charges	—	31	$1,179	1.16%	—

EQ/Mid Cap Index
2023	Lowest contract charge 0.00% Class IB(k)	$22.92	—	—	—	15.76%
	Highest contract charge 1.25% Class IB(k)	$20.66	—	—	—	14.27%
	All contract charges	—	167	$3,077	1.49%	—
2022	Lowest contract charge 1.00% Class IB(k)	$15.81	—	—	—	(2.95)%
	Highest contract charge 1.00% Class IB(k)	$15.81	—	—	—	(2.95)%
	All contract charges	—	5	$76	1.15%	—

EQ/Mid Cap Value Managed Volatility
2023	Lowest contract charge 1.30% Class IA	$30.86	—	—	—	11.73%
	Highest contract charge 1.65% Class IA	$29.35	—	—	—	11.34%
	All contract charges	—	20	$625	1.50%	—
2022	Lowest contract charge 1.30% Class IA	$27.62	—	—	—	(15.69)%
	Highest contract charge 1.65% Class IA	$26.36	—	—	—	(16.00)%
	All contract charges	—	18	$498	1.11%	—
2021	Lowest contract charge 1.30% Class IA(a)	$32.76	—	—	—	15.27%
	Highest contract charge 1.65% Class IA(a)	$31.38	—	—	—	14.90%
	All contract charges	—	11	$356	1.39%	—

FSA-148

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation
2023	Lowest contract charge 1.30% Class IA	$16.80	—	—	—	10.89%
	Highest contract charge 1.65% Class IA	$15.98	—	—	—	10.51%
	All contract charges	—	127	$2,135	3.54%	—
2022	Lowest contract charge 1.30% Class IA	$15.15	—	—	—	(16.57)%
	Highest contract charge 1.65% Class IA	$14.46	—	—	—	(16.85)%
	All contract charges	—	61	$923	1.24%	—
2021	Lowest contract charge 1.30% Class IA(a)	$18.16	—	—	—	4.01%
	Highest contract charge 1.65% Class IA(a)	$17.39	—	—	—	3.64%
	All contract charges	—	50	$913	5.08%	—

EQ/Moderate Allocation
2023	Lowest contract charge 1.00% Class IB	$12.96	—	—	—	11.24%
	Highest contract charge 1.25% Class IB(k)	$13.44	—	—	—	10.98%
	All contract charges	—	682	$8,873	3.54%	—
2022	Lowest contract charge 1.00% Class IB(k)	$11.65	—	—	—	(0.34)%
	Highest contract charge 1.00% Class IB(k)	$11.65	—	—	—	(0.34)%
	All contract charges	—	11	$124	1.24%	—

EQ/Moderate Growth Strategy
2023	Lowest contract charge 1.30% Class IB	$19.53	—	—	—	13.35%
	Highest contract charge 1.65% Class IB	$18.58	—	—	—	13.02%
	All contract charges	—	10,213	$198,960	2.15%	—
2022	Lowest contract charge 1.30% Class IB	$17.23	—	—	—	(17.56)%
	Highest contract charge 1.65% Class IB	$16.44	—	—	—	(17.88)%
	All contract charges	—	4,293	$73,686	1.37%	—
2021	Lowest contract charge 1.30% Class IB(a)	$20.90	—	—	—	6.85%
	Highest contract charge 1.65% Class IB(a)	$20.02	—	—	—	6.55%
	All contract charges	—	1,468	$30,600	4.52%	—

EQ/Moderate-Plus Allocation
2023	Lowest contract charge 1.00% Class IB	$14.72	—	—	—	14.20%
	Highest contract charge 1.25% Class IB	$15.63	—	—	—	13.92%
	All contract charges	—	336	$4,999	2.79%	—
2022	Lowest contract charge 1.00% Class IB(k)	$12.89	—	—	—	(1.15)%
	Highest contract charge 1.25% Class IB(k)	$13.72	—	—	—	(1.22)%
	All contract charges	—	33	$437	4.23%	—

EQ/Money Market
2023	Lowest contract charge 1.30% Class IA	$ 9.11	—	—	—	3.17%
	Highest contract charge 1.65% Class IA(c)	$ 9.44	—	—	—	2.72%
	All contract charges	—	2,311	$21,086	4.46%	—
2022	Lowest contract charge 1.30% Class IA	$ 8.83	—	—	—	(0.23)%
	Highest contract charge 1.30% Class IA	$ 8.83	—	—	—	(0.23)%
	All contract charges	—	451	$3,982	2.51%	—
2021	Lowest contract charge 1.30% Class IA(a)	$ 8.85	—	—	—	(1.01)%
	Highest contract charge 1.65% Class IA(a)	$ 8.48	—	—	—	(1.17)%
	All contract charges	—	11	$99	0.00%	—

EQ/Money Market
2023	Lowest contract charge 0.00% Class IB	$10.00	—	—	—	4.49%
	Highest contract charge 1.25% Class IB(k)	$ 9.63	—	—	—	3.22%
	All contract charges	—	24,722	$258,854	4.46%	—
2022	Lowest contract charge 0.00% Class IB(k)	$ 9.57	—	—	—	0.42%
	Highest contract charge 1.65% Class IB	$ 9.19	—	—	—	(0.54)%
	All contract charges	—	4,360	$43,216	2.51%	—
2021	Lowest contract charge 1.65% Class IB(a)	$ 9.24	—	—	—	(1.28)%
	Highest contract charge 1.65% Class IB(a)	$ 9.24	—	—	—	(1.28)%
	All contract charges	—	29	$270	0.00%	—

FSA-149

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Global Real Return
2023	Lowest contract charge 1.00% Class IB(k)	$10.62	—	—	—	3.11%
	Highest contract charge 1.30% Class IB	$10.49	—	—	—	2.84%
	All contract charges	—	48	$509	2.03%	—
2022	Lowest contract charge 1.30% Class IB	$10.20	—	—	—	(17.27)%
	Highest contract charge 1.30% Class IB	$10.20	—	—	—	(17.27)%
	All contract charges	—	20	$206	12.78%	—
2021	Lowest contract charge 1.30% Class IB(a)	$12.33	—	—	—	6.48%
	Highest contract charge 1.30% Class IB(a)	$12.33	—	—	—	6.48%
	All contract charges	—	9	$110	18.98%	—

EQ/PIMCO Real Return
2023	Lowest contract charge 1.30% Class IB	$12.27	—	—	—	2.25%
	Highest contract charge 1.65% Class IB	$11.67	—	—	—	1.92%
	All contract charges	—	125	$1,543	1.60%	—
2022	Lowest contract charge 1.30% Class IB	$12.00	—	—	—	(12.54)%
	Highest contract charge 1.65% Class IB	$11.45	—	—	—	(12.86)%
	All contract charges	—	66	$788	8.18%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.72	—	—	—	5.38%
	Highest contract charge 1.65% Class IB(a)	$13.14	—	—	—	5.04%
	All contract charges	—	29	$393	9.78%	—

EQ/PIMCO Total Return ESG
2023	Lowest contract charge 1.00% Class IB	$10.18	—	—	—	4.62%
	Highest contract charge 1.65% Class IB	$11.21	—	—	—	3.99%
	All contract charges	—	283	$3,119	3.78%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 9.73	—	—	—	1.67%
	Highest contract charge 1.65% Class IB	$10.78	—	—	—	(15.45)%
	All contract charges	—	120	$1,353	3.92%	—
2021	Lowest contract charge 1.30% Class IB(a)	$13.31	—	—	—	(0.97)%
	Highest contract charge 1.65% Class IB(a)	$12.75	—	—	—	(1.24)%
	All contract charges	—	67	$891	3.17%	—

EQ/PIMCO Ultra Short Bond
2023	Lowest contract charge 1.30% Class IA	$ 9.67	—	—	—	4.20%
	Highest contract charge 1.65% Class IA	$ 9.20	—	—	—	3.84%
	All contract charges	—	102	$991	6.36%	—
2022	Lowest contract charge 1.30% Class IA	$ 9.28	—	—	—	(1.90)%
	Highest contract charge 1.65% Class IA(a)	$ 8.86	—	—	—	(2.21)%
	All contract charges	—	44	$409	1.81%	—
2021	Lowest contract charge 1.30% Class IA(a)	$ 9.46	—	—	—	(1.66)%
	Highest contract charge 1.30% Class IA(a)	$ 9.46	—	—	—	(1.66)%
	All contract charges	—	15	$145	0.77%	—

EQ/PIMCO Ultra Short Bond
2023	Lowest contract charge 0.00% Class IB(k)	$11.05	—	—	—	5.64%
	Highest contract charge 1.25% Class IB	$ 9.96	—	—	—	4.29%
	All contract charges	—	263	$2,672	6.36%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 9.88	—	—	—	0.51%
	Highest contract charge 1.25% Class IB(k)	$ 9.55	—	—	—	0.42%
	All contract charges	—	22	$212	1.81%	—

EQ/Small Company Index
2023	Lowest contract charge 1.30% Class IA	$34.04	—	—	—	15.27%
	Highest contract charge 1.65% Class IA	$32.37	—	—	—	14.87%
	All contract charges	—	53	$1,817	1.72%	—
2022	Lowest contract charge 1.30% Class IA	$29.53	—	—	—	(20.85)%
	Highest contract charge 1.65% Class IA	$28.18	—	—	—	(21.13)%
	All contract charges	—	35	$1,044	1.29%	—
2021	Lowest contract charge 1.30% Class IA(a)	$37.31	—	—	—	(0.19)%
	Highest contract charge 1.65% Class IA(a)	$35.73	—	—	—	(0.50)%
	All contract charges	—	15	$554	1.34%	—

FSA-150

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Small Company Index
2023	Lowest contract charge 0.00% Class IB(k)	$19.97	—	—	—	16.78%
	Highest contract charge 1.25% Class IB(k)	$18.00	—	—	—	15.31%
	All contract charges	—	102	$1,680	1.72%	—
2022	Lowest contract charge 1.00% Class IB(k)	$14.27	—	—	—	(5.12)%
	Highest contract charge 1.00% Class IB(k)	$14.27	—	—	—	(5.12)%
	All contract charges	—	4	$62	1.29%	—

EQ/T. Rowe Price Health Sciences
2023	Lowest contract charge 0.00% Class IB(k)	$27.87	—	—	—	3.99%
	Highest contract charge 1.65% Class IB	$56.75	—	—	—	2.27%
	All contract charges	—	137	$4,241	0.00%	—
2022	Lowest contract charge 1.00% Class IB(k)	$16.19	—	—	—	0.62%
	Highest contract charge 1.65% Class IB	$55.49	—	—	—	(14.81)%
	All contract charges	—	41	$1,959	0.00%	—
2021	Lowest contract charge 1.30% Class IB(a)	$68.00	—	—	—	5.77%
	Highest contract charge 1.65% Class IB(a)	$65.14	—	—	—	5.47%
	All contract charges	—	18	$1,216	0.00%	—

EQ/Value Equity
2023	Lowest contract charge 1.30% Class IA	$28.79	—	—	—	17.94%
	Highest contract charge 1.65% Class IA	$27.38	—	—	—	17.56%
	All contract charges	—	19	$542	1.36%	—
2022	Lowest contract charge 1.30% Class IA	$24.41	—	—	—	(16.20)%
	Highest contract charge 1.65% Class IA	$23.29	—	—	—	(16.52)%
	All contract charges	—	20	$473	1.23%	—
2021	Lowest contract charge 1.30% Class IA(a)	$29.13	—	—	—	14.73%
	Highest contract charge 1.65% Class IA(a)	$27.90	—	—	—	14.39%
	All contract charges	—	10	$296	1.34%	—

EQ/Value Equity
2023	Lowest contract charge 1.00% Class IB	$15.48	—	—	—	18.35%
	Highest contract charge 1.25% Class IB(k)	$17.94	—	—	—	18.03%
	All contract charges	—	48	$789	1.36%	—
2022	Lowest contract charge 1.00% Class IB(k)	$13.08	—	—	—	(3.40)%
	Highest contract charge 1.00% Class IB(k)	$13.08	—	—	—	(3.40)%
	All contract charges	—	3	$36	1.23%	—

EQ/Wellington Energy
2023	Lowest contract charge 1.00% Class IB	$ 5.99	—	—	—	5.09%
	Highest contract charge 1.65% Class IB	$ 7.62	—	—	—	4.24%
	All contract charges	—	299	$2,012	3.79%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 5.70	—	—	—	(1.72)%
	Highest contract charge 1.65% Class IB	$ 7.31	—	—	—	30.30%
	All contract charges	—	139	$973	6.68%	—
2021	Lowest contract charge 1.30% Class IB(a)	$ 5.86	—	—	—	20.08%
	Highest contract charge 1.65% Class IB(a)	$ 5.61	—	—	—	19.62%
	All contract charges	—	39	$230	9.09%	—

Equitable Conservative Growth MF/ETF
2023	Lowest contract charge 1.00% Class IB(k)	$12.89	—	—	—	8.78%
	Highest contract charge 1.65% Class IB	$14.34	—	—	—	8.14%
	All contract charges	—	194	$2,574	5.13%	—
2022	Lowest contract charge 1.30% Class IB	$13.74	—	—	—	(13.58)%
	Highest contract charge 1.65% Class IB	$13.26	—	—	—	(13.90)%
	All contract charges	—	6	$88	0.68%	—
2021	Lowest contract charge 1.30% Class IB(a)	$15.90	—	—	—	7.80%
	Highest contract charge 1.65% Class IB(a)	$15.40	—	—	—	7.39%
	All contract charges	—	26	$422	0.94%	—

FSA-151

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Equitable Growth MF/ETF
2023	Lowest contract charge 1.00% Class IB	$ 9.87	—	—	—	13.06%
	Highest contract charge 1.30% Class IB	$11.62	—	—	—	12.71%
	All contract charges	—	291	$2,935	3.87%	—
2022	Lowest contract charge 1.00% Class IB(k)	$ 8.73	—	—	—	(0.68)%
	Highest contract charge 1.30% Class IB(k)	$10.31	—	—	—	(0.67)%
	All contract charges	—	11	$90	2.29%	—

Equitable Moderate Growth MF/ETF
2023	Lowest contract charge 1.00% Class IB(k)	$ 9.69	—	—	—	10.87%
	Highest contract charge 1.30% Class IB(k)	$11.44	—	—	—	10.53%
	All contract charges	—	299	$3,099	3.37%	—
2022	Lowest contract charge 1.25% Class IB(k)	$ 8.72	—	—	—	0.11%
	Highest contract charge 1.25% Class IB(k)	$ 8.72	—	—	—	0.11%
	All contract charges	—	2	$14	5.05%	—

Federated Hermes High Income Bond Fund II
2023	Lowest contract charge 0.00% Service Class(k)	$14.39	—	—	—	12.42%
	Highest contract charge 1.25% Service Class(k)	$12.98	—	—	—	11.13%
	All contract charges	—	108	$1,380	2.43%	—
2022	Lowest contract charge 1.00% Service Class(k)	$11.26	—	—	—	0.18%
	Highest contract charge 1.00% Service Class(k)	$11.26	—	—	—	0.18%
	All contract charges	—	5	$55	0.00%	—

Federated Hermes Kaufmann Fund II
2023	Lowest contract charge 1.00% Service Class	$17.03	—	—	—	13.76%
	Highest contract charge 1.25% Service Class(k)	$20.85	—	—	—	13.44%
	All contract charges	—	21	$356	0.00%	—
2022	Lowest contract charge 1.00% Service Class(k)	$14.97	—	—	—	(2.98)%
	Highest contract charge 1.00% Service Class(k)	$14.97	—	—	—	(2.98)%
	All contract charges	—	—	$5	0.00%	—

Fidelity® VIP Mid Cap Portfolio
2023	Lowest contract charge 0.00% Service Class 2(k)	$21.90	—	—	—	14.84%
	Highest contract charge 1.65% Service Class 2	$30.61	—	—	—	12.91%
	All contract charges	—	165	$3,858	0.63%	—
2022	Lowest contract charge 1.00% Service Class 2(k)	$15.35	—	—	—	(1.79)%
	Highest contract charge 1.65% Service Class 2	$27.11	—	—	—	(16.38)%
	All contract charges	—	33	$938	0.40%	—
2021	Lowest contract charge 1.30% Service Class 2(a)	$33.85	—	—	—	13.97%
	Highest contract charge 1.65% Service Class 2(a)	$32.42	—	—	—	13.63%
	All contract charges	—	14	$477	0.71%	—

Fidelity® VIP Strategic Income Portfolio
2023	Lowest contract charge 0.00% Service Class 2(k)	$13.19	—	—	—	9.19%
	Highest contract charge 1.65% Service Class 2	$13.67	—	—	—	7.38%
	All contract charges	—	525	$6,607	7.61%	—
2022	Lowest contract charge 1.00% Service Class 2(k)	$10.77	—	—	—	0.75%
	Highest contract charge 1.65% Service Class 2	$12.73	—	—	—	(12.99)%
	All contract charges	—	103	$1,310	4.30%	—
2021	Lowest contract charge 1.30% Service Class 2(a)	$15.28	—	—	—	1.87%
	Highest contract charge 1.65% Service Class 2(a)	$14.63	—	—	—	1.46%
	All contract charges	—	46	$694	4.28%	—

First Trust Multi Income Allocation Portfolio
2023	Lowest contract charge 1.00% Class I(k)	$12.96	—	—	—	7.82%
	Highest contract charge 1.65% Class I	$12.67	—	—	—	7.19%
	All contract charges	—	36	$472	5.23%	—
2022	Lowest contract charge 1.30% Class I(b)	$12.19	—	—	—	(8.69)%
	Highest contract charge 1.65% Class I(b)	$11.82	—	—	—	(9.08)%
	All contract charges	—	3	$30	7.54%	—

FSA-152

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

First Trust/Dow Jones Dividend & Income Allocation Portfolio
2023	Lowest contract charge 1.00% Class I	$15.35	—	—	—	9.41%
	Highest contract charge 1.65% Class I	$18.25	—	—	—	8.70%
	All contract charges	—	176	$2,875	4.06%	—
2022	Lowest contract charge 1.00% Class I(k)	$14.03	—	—	—	(0.36)%
	Highest contract charge 1.65% Class I(a)	$16.79	—	—	—	(13.63)%
	All contract charges	—	23	$399	1.63%	—
2021	Lowest contract charge 1.30% Class I(a)	$20.12	—	—	—	9.95%
	Highest contract charge 1.30% Class I(a)	$20.12	—	—	—	9.95%
	All contract charges	—	12	$251	1.43%	—

Franklin Allocation VIP Fund
2023	Lowest contract charge 1.00% Class 2(k)	$13.51	—	—	—	13.43%
	Highest contract charge 1.65% Class 2(c)	$19.06	—	—	—	12.71%
	All contract charges	—	20	$353	1.54%	—
2022	Lowest contract charge 1.30% Class 2	$17.70	—	—	—	(17.10)%
	Highest contract charge 1.30% Class 2	$17.70	—	—	—	(17.10)%
	All contract charges	—	4	$66	1.62%	—
2021	Lowest contract charge 1.30% Class 2(a)	$21.35	—	—	—	9.21%
	Highest contract charge 1.30% Class 2(a)	$21.35	—	—	—	9.21%
	All contract charges	—	4	$80	0.74%	—

Franklin Income VIP Fund
2023	Lowest contract charge 1.00% Class 2	$13.80	—	—	—	7.48%
	Highest contract charge 1.65% Class 2	$18.70	—	—	—	6.86%
	All contract charges	—	288	$4,687	4.85%	—
2022	Lowest contract charge 1.00% Class 2(k)	$12.84	—	—	—	0.63%
	Highest contract charge 1.65% Class 2	$17.50	—	—	—	(7.06)%
	All contract charges	—	57	$1,028	4.66%	—
2021	Lowest contract charge 1.30% Class 2(a)	$19.64	—	—	—	11.59%
	Highest contract charge 1.65% Class 2(a)	$18.83	—	—	—	11.29%
	All contract charges	—	36	$709	2.66%	—

Hartford Disciplined Equity HLS Fund
2023	Lowest contract charge 1.30% Class IC (m)	$34.15	—	—	—	11.49%
	Highest contract charge 1.30% Class IC (m)	$34.15	—	—	—	11.49%
	All contract charges	—	13	$431	0.62%	—

Invesco V.I. Balanced-Risk Allocation Fund
2023	Lowest contract charge 1.00% Class Series II (l)	$12.00	—	—	—	5.36%
	Highest contract charge 1.25% Class Series II (l)	$12.55	—	—	—	5.02%
	All contract charges	—	53	$636	0.00%	—

Invesco V.I. Diversified Dividend Fund
2023	Lowest contract charge 1.30% Series II	$28.69	—	—	—	7.33%
	Highest contract charge 1.65% Series II	$24.32	—	—	—	7.00%
	All contract charges	—	24	$695	2.26%	—
2022	Lowest contract charge 1.30% Series II	$26.73	—	—	—	(3.19)%
	Highest contract charge 1.65% Series II	$22.73	—	—	—	(3.52)%
	All contract charges	—	12	$311	1.95%	—
2021	Lowest contract charge 1.30% Series II(a)	$27.61	—	—	—	13.95%
	Highest contract charge 1.65% Series II(a)	$23.56	—	—	—	13.60%
	All contract charges	—	6	$165	3.06%	—

Invesco V.I. Equity and Income Fund
2023	Lowest contract charge 1.30% Series II	$15.68	—	—	—	8.81%
	Highest contract charge 1.65% Series II	$15.19	—	—	—	8.42%
	All contract charges	—	110	$1,724	2.13%	—
2022	Lowest contract charge 1.30% Series II	$14.41	—	—	—	(8.91)%
	Highest contract charge 1.65% Series II	$14.01	—	—	—	(9.26)%
	All contract charges	—	65	$937	1.83%	—

FSA-153

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Equity and Income Fund (Continued)
2021	Lowest contract charge 1.30% Series II(a)	$15.82	—	—	—	10.40%
	Highest contract charge 1.65% Series II(a)	$15.44	—	—	—	10.05%
	All contract charges	—	5	$81	2.29%	—

Invesco V.I. Health Care Fund
2023	Lowest contract charge 0.00% Series II(k)	$19.67	—	—	—	2.77%
	Highest contract charge 1.25% Series II	$17.73	—	—	—	1.49%
	All contract charges	—	52	$741	0.00%	—
2022	Lowest contract charge 1.00% Series II(k)	$13.07	—	—	—	2.51%
	Highest contract charge 1.25% Series II(k)	$17.47	—	—	—	2.46%
	All contract charges	—	13	$170	0.00%	—

Invesco V.I. High Yield Fund
2023	Lowest contract charge 1.00% Series II	$11.56	—	—	—	8.65%
	Highest contract charge 1.30% Series II	$13.84	—	—	—	8.29%
	All contract charges	—	184	$2,311	7.18%	—
2022	Lowest contract charge 1.00% Series II(k)	$10.64	—	—	—	0.57%
	Highest contract charge 1.30% Series II	$12.78	—	—	—	(10.69)%
	All contract charges	—	38	$474	4.99%	—
2021	Lowest contract charge 1.30% Series II(a)	$14.31	—	—	—	1.85%
	Highest contract charge 1.30% Series II(a)	$14.31	—	—	—	1.85%
	All contract charges	—	18	$263	8.85%	—

Invesco V.I. Main Street Mid Cap Fund
2023	Lowest contract charge 1.00% Series II (n)	$11.64	—	—	—	10.86%
	Highest contract charge 1.65% Series II	$23.25	—	—	—	12.26%
	All contract charges	—	14	$319	0.07%	—
2022	Lowest contract charge 1.30% Series II	$21.69	—	—	—	(15.57)%
	Highest contract charge 1.65% Series II	$20.71	—	—	—	(15.85)%
	All contract charges	—	2	$42	0.10%	—
2021	Lowest contract charge 1.30% Series II(a)	$25.69	—	—	—	14.84%
	Highest contract charge 1.65% Series II(a)	$24.61	—	—	—	14.52%
	All contract charges	—	1	$18	0.46%	—

Invesco V.I. Small Cap Equity Fund
2023	Lowest contract charge 1.00% Series II	$15.66	—	—	—	15.06%
	Highest contract charge 1.30% Series II	$32.31	—	—	—	14.74%
	All contract charges	—	49	$1,158	0.00%	—
2022	Lowest contract charge 1.00% Series II(k)	$13.61	—	—	—	(3.75)%
	Highest contract charge 1.30% Series II	$28.16	—	—	—	(21.76)%
	All contract charges	—	5	$116	0.00%	—
2021	Lowest contract charge 1.30% Series II(a)	$35.99	—	—	—	3.69%
	Highest contract charge 1.30% Series II(a)	$35.99	—	—	—	3.69%
	All contract charges	—	2	$81	0.00%	—

Janus Henderson Balanced Portfolio
2023	Lowest contract charge 0.00% Service Shares(k)	$21.15	—	—	—	15.13%
	Highest contract charge 1.25% Services Shares	$19.07	—	—	—	13.71%
	All contract charges	—	567	$9,953	2.46%	—
2022	Lowest contract charge 1.00% Service Shares(k)	$15.16	—	—	—	(0.59)%
	Highest contract charge 1.25% Services Shares(k)	$16.77	—	—	—	(0.65)%
	All contract charges	—	26	$402	0.13%	—

Janus Henderson Flexible Bond Portfolio
2023	Lowest contract charge 1.00% Service Shares	$10.11	—	—	—	4.23%
	Highest contract charge 1.25% Service Shares(k)	$10.33	—	—	—	3.92%
	All contract charges	—	127	$1,287	4.79%	—
2022	Lowest contract charge 1.00% Service Shares(k)	$ 9.70	—	—	—	1.04%
	Highest contract charge 1.00% Service Shares(k)	$ 9.70	—	—	—	1.04%
	All contract charges	—	12	$113	0.71%	—

FSA-154

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Lord Abbett Series Fund — Bond Debenture Portfolio
2023	Lowest contract charge 1.00% VC Shares	$11.84	—	—	—	5.43%
	Highest contract charge 1.30% VC Shares	$14.75	—	—	—	5.21%
	All contract charges	—	303	$3,871	7.33%	—
2022	Lowest contract charge 1.00% VC Shares(k)	$11.23	—	—	—	0.09%
	Highest contract charge 1.30% VC Shares	$14.02	—	—	—	(13.93)%
	All contract charges	—	85	$1,198	5.89%	—
2021	Lowest contract charge 1.30% VC Shares(a)	$16.29	—	—	—	0.25%
	Highest contract charge 1.30% VC Shares(a)	$16.29	—	—	—	0.25%
	All contract charges	—	50	$815	3.59%	—

MFS® Investors Trust Series
2023	Lowest contract charge 1.00% Service Class(k)	$20.86	—	—	—	17.45%
	Highest contract charge 1.65% Service Class(c)	$35.86	—	—	—	16.69%
	All contract charges	—	11	$322	0.55%	—
2022	Lowest contract charge 1.30% Service Class	$32.20	—	—	—	(17.75)%
	Highest contract charge 1.30% Service Class	$32.20	—	—	—	(17.75)%
	All contract charges	—	5	$145	0.16%	—
2021	Lowest contract charge 1.30% Service Class(a)	$39.15	—	—	—	20.80%
	Highest contract charge 1.30% Service Class(a)	$39.15	—	—	—	20.80%
	All contract charges	—	3	$107	0.62%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2023	Lowest contract charge 1.30% Service Class	$47.86	—	—	—	22.09%
	Highest contract charge 1.65% Service Class	$45.52	—	—	—	21.68%
	All contract charges	—	19	$892	0.05%	—
2022	Lowest contract charge 1.30% Service Class	$39.20	—	—	—	(20.49)%
	Highest contract charge 1.65% Service Class(a)	$37.41	—	—	—	(20.78)%
	All contract charges	—	13	$539	0.00%	—
2021	Lowest contract charge 1.30% Service Class(a)	$49.30	—	—	—	22.33%
	Highest contract charge 1.30% Service Class(a)	$49.30	—	—	—	22.33%
	All contract charges	—	4	$207	0.03%	—

MFS® Value Series
2023	Lowest contract charge 0.00% Service Class(k)	$22.67	—	—	—	7.64%
	Highest contract charge 1.25% Service Class	$20.44	—	—	—	6.29%
	All contract charges	—	67	$1,219	1.89%	—
2022	Lowest contract charge 1.00% Service Class(k)	$16.82	—	—	—	(0.06)%
	Highest contract charge 1.25% Service Class(k)	$19.23	—	—	—	(0.10)%
	All contract charges	—	1	$21	0.00%	—

Multimanager Aggressive Equity
2023	Lowest contract charge 1.30% Class IB	$47.33	—	—	—	36.52%
	Highest contract charge 1.65% Class IB(c)	$44.45	—	—	—	36.02%
	All contract charges	—	14	$666	0.43%	—
2022	Lowest contract charge 1.30% Class IB	$34.67	—	—	—	(33.04)%
	Highest contract charge 1.30% Class IB	$34.67	—	—	—	(33.04)%
	All contract charges	—	10	$337	0.00%	—
2021	Lowest contract charge 1.30% Class IB(a)	$51.78	—	—	—	14.94%
	Highest contract charge 1.30% Class IB(a)	$51.78	—	—	—	14.94%
	All contract charges	—	3	$131	0.00%	—

Multimanager Technology
2023	Lowest contract charge 1.00% Class IB	$34.13	—	—	—	48.01%
	Highest contract charge 1.65% Class IB	$33.30	—	—	—	47.08%
	All contract charges	—	152	$5,206	0.00%	—
2022	Lowest contract charge 1.00% Class IB(k)	$23.06	—	—	—	(6.03)%
	Highest contract charge 1.65% Class IB	$22.64	—	—	—	(38.34)%
	All contract charges	—	76	$1,757	0.00%	—
2021	Lowest contract charge 1.30% Class IB(a)	$37.62	—	—	—	13.52%
	Highest contract charge 1.65% Class IB(a)	$36.72	—	—	—	13.19%
	All contract charges	—	32	$1,195	0.00%	—

FSA-155

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio
2023	Lowest contract charge 1.30% Class S	$12.32	—	—	—	13.55%
	Highest contract charge 1.30% Class S	$12.32	—	—	—	13.55%
	All contract charges	—	5	$66	0.00%	—
2022	Lowest contract charge 1.30% Class S	$10.85	—	—	—	(12.43)%
	Highest contract charge 1.30% Class S	$10.85	—	—	—	(12.43)%
	All contract charges	—	3	$32	0.00%	—
2021	Lowest contract charge 1.30% Class S(a)	$12.39	—	—	—	12.74%
	Highest contract charge 1.30% Class S(a)	$12.39	—	—	—	12.74%
	All contract charges	—	3	$40	0.52%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2023	Lowest contract charge 1.00% Advisor Class	$10.23	—	—	—	(8.82)%
	Highest contract charge 1.65% Advisor Class	$ 7.86	—	—	—	(9.45)%
	All contract charges	—	101	$864	14.49%	—
2022	Lowest contract charge 1.00% Advisor Class(k)	$11.22	—	—	—	(2.77)%
	Highest contract charge 1.65% Advisor Class(a)	$ 8.68	—	—	—	6.90%
	All contract charges	—	70	$630	18.39%	—
2021	Lowest contract charge 1.30% Advisor Class(a)	$ 8.48	—	—	—	17.13%
	Highest contract charge 1.30% Advisor Class(a)	$ 8.48	—	—	—	17.13%
	All contract charges	—	21	$182	4.70%	—

PIMCO Emerging Markets Bond Portfolio
2023	Lowest contract charge 1.00% Advisor Class(l)	$11.16	—	—	—	9.95%
	Highest contract charge 1.00% Advisor Class(l)	$11.16	—	—	—	9.95%
	All contract charges	—	5	$58	6.14%	—

PIMCO Global Bond Opportunities Portfolio (Unhedged)
2023	Lowest contract charge 1.00% Advisor Class	$ 9.93	—	—	—	4.09%
	Highest contract charge 1.25% Advisor Class	$ 9.36	—	—	—	3.88%
	All contract charges	—	55	$543	2.27%	—
2022	Lowest contract charge 1.00% Advisor Class(k)	$ 9.54	—	—	—	2.69%
	Highest contract charge 1.25% Advisor Class(k)	$ 9.01	—	—	—	2.62%
	All contract charges	—	2	$24	0.54%	—

PIMCO Global Managed Asset Allocation Portfolio
2023	Lowest contract charge 1.00% Advisor Class(l)	$13.44	—	—	—	11.72%
	Highest contract charge 1.00% Advisor Class(l)	$13.44	—	—	—	11.72%
	All contract charges	—	3	$38	3.89%	—

PIMCO Income Portfolio
2023	Lowest contract charge 0.00% Advisor Class(k)	$11.66	—	—	—	8.16%
	Highest contract charge 1.30% Advisor Class	$11.00	—	—	—	6.80%
	All contract charges	—	391	$4,343	5.35%	—
2022	Lowest contract charge 1.00% Advisor Class(k)	$10.41	—	—	—	1.26%
	Highest contract charge 1.30% Advisor Class	$10.30	—	—	—	(9.09)%
	All contract charges	—	45	$464	3.71%	—
2021	Lowest contract charge 1.30% Advisor Class(a)	$11.33	—	—	—	0.27%
	Highest contract charge 1.30% Advisor Class(a)	$11.33	—	—	—	0.27%
	All contract charges	—	16	$177	2.38%	—

Principal Blue Chip Account
2023	Lowest contract charge 1.00% Class 3(l)	$10.72	—	—	—	37.61%
	Highest contract charge 1.00% Class 3(l)	$10.72	—	—	—	37.61%
	All contract charges	—	18	$196	0.00%	—

Principal Equity Income Account
2023	Lowest contract charge 1.25% Class 3(l)	$10.06	—	—	—	9.59%
	Highest contract charge 1.25% Class 3(l)	$10.06	—	—	—	9.59%
	All contract charges	—	14	$139	0.05%	—

FSA-156

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2023

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

ProFund VP Biotechnology
2023	Lowest contract charge 1.30% Common Shares	$45.62	—	—	—	8.72%
	Highest contract charge 1.65% Common Shares	$43.38	—	—	—	8.31%
	All contract charges	—	13	$615	0.00%	—
2022	Lowest contract charge 1.30% Common Shares	$41.96	—	—	—	(8.90)%
	Highest contract charge 1.65% Common Shares	$40.05	—	—	—	(9.22)%
	All contract charges	—	11	$460	0.00%	—
2021	Lowest contract charge 1.30% Common Shares(a)	$46.06	—	—	—	8.40%
	Highest contract charge 1.65% Common Shares(a)	$44.12	—	—	—	8.08%
	All contract charges	—	6	$292	0.00%	—

Putnam VT Global Asset Allocation Fund
2023	Lowest contract charge 1.00% Class IB(l)	$15.16	—	—	—	16.35%
	Highest contract charge 1.00% Class IB(l)	$15.16	—	—	—	16.35%
	All contract charges	—	14	$212	1.39%	—

Putnam VT Research Fund
2023	Lowest contract charge 1.00% Class IB	$24.29	—	—	—	27.57%
	Highest contract charge 1.00% Class IB	$24.29	—	—	—	27.57%
	All contract charges	—	4	$108	0.49%	—
2022	Lowest contract charge 1.00% Class IB(k)	$19.04	—	—	—	(2.81)%
	Highest contract charge 1.00% Class IB(k)	$19.04	—	—	—	(2.81)%
	All contract charges	—	—	$9	0.00%	—

T. Rowe Price Equity Income Portfolio
2023	Lowest contract charge 0.00% Class II(k)	$20.89	—	—	—	9.31%
	Highest contract charge 1.25% Class II	$18.83	—	—	—	7.91%
	All contract charges	—	69	$1,255	2.35%	—
2022	Lowest contract charge 1.00% Class II(k)	$16.14	—	—	—	(0.19)%
	Highest contract charge 1.25% Class II(k)	$17.45	—	—	—	(0.17)%
	All contract charges	—	—	$11	0.98%	—

Templeton Developing Markets VIP Fund
2023	Lowest contract charge 1.30% Class 2	$11.96	—	—	—	11.15%
	Highest contract charge 1.65% Class 2	$11.38	—	—	—	10.81%
	All contract charges	—	21	$246	1.97%	—
2022	Lowest contract charge 1.30% Class 2	$10.76	—	—	—	(22.98)%
	Highest contract charge 1.65% Class 2	$10.27	—	—	—	(23.24)%
	All contract charges	—	15	$160	3.03%	—
2021	Lowest contract charge 1.30% Class 2(a)	$13.97	—	—	—	(15.79)%
	Highest contract charge 1.65% Class 2(a)	$13.38	—	—	—	(16.06)%
	All contract charges	—	9	$122	0.22%	—

Templeton Global Bond VIP Fund
2023	Lowest contract charge 1.00% Class 2(k)	$ 8.22	—	—	—	1.86%
	Highest contract charge 1.65% Class 2	$ 9.88	—	—	—	1.13%
	All contract charges	—	61	$575	0.00%	—
2022	Lowest contract charge 1.25% Class 2(k)	$ 8.13	—	—	—	3.96%
	Highest contract charge 1.65% Class 2	$ 9.77	—	—	—	(6.51)%
	All contract charges	—	19	$189	0.00%	—
2021	Lowest contract charge 1.30% Class 2(a)	$10.91	—	—	—	(5.21)%
	Highest contract charge 1.65% Class 2(a)	$10.45	—	—	—	(5.52)%
	All contract charges	—	23	$252	0.00%	—

(a)	Units were made available on February 22, 2021.
(b)	Units were made available on February 22, 2021, however it had no outstanding units as of December 31, 2021.
(c)	Units were made available on March 3, 2021.
(d)	1290 VT Moderate Growth Allocation replaced EQ/AXA Investment Managers Moderate Allocation due to a merger on November 4, 2022.
(e)	EQ/Invesco Moderate Growth Allocation replaced EQ/First Trust Moderate Growth Allocation due to a merger on November 4, 2022.
(f)	EQ/JPMorgan Growth Allocation replaced EQ/Franklin Growth Allocation due to a merger on November 4, 2022.

FSA-157

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Concluded)

December 31, 2023

8.	Financial Highlights (Concluded)

(g)	Units were made available on November 11, 2022.
(h)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.
(i)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.
(j)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.
(k)	Units were made available on November 14, 2022.
(l)	Units were made available on November 14, 2022, however it had no outstanding units as of December 31, 2022.
(m)	Units were made available on May 22, 2023.
(n)	Units were made available on November 13, 2023.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. This ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. The total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through April 12, 2024, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-158